Schedule of Investments (unaudited)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
American Express Credit Account Master Trust
Class A, 0.90%, 11/15/26	$5,000	$4,733,520
Series 2018-2, Class A, 3.01%, 10/15/25	3,000	2,992,931
Series 2022-2, Class A, 3.39%, 05/17/27	3,000	3,010,795
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 09/15/26	3,510	3,344,442
BMW Vehicle Lease Trust Series 2022-1, Class A3, 1.10%, 03/25/25 (Call 04/25/24)	3,350	3,249,117
Capital One Multi-Asset Execution Trust Series 2021-A1, Class A1, 0.55%, 07/15/26	2,000	1,896,613
CarMax Auto Owner Trust Series 2021-4, Class A3, 0.56%, 09/15/26 (Call 02/15/25)	2,250	2,151,902
Discover Card Execution Note Trust Series 2022-A1, Class A1, 1.96%, 02/15/27	2,300	2,227,335
Drive Auto Receivables Trust Series 2018-2, Class D, 4.14%, 08/15/24 (Call 09/15/22)	200	199,977
GM Financial Consumer Automobile Receivables Trust
Series 2019-2, Class A4, 2.65%, 02/16/24 (Call 12/16/22)	47	46,796
Series 2020-2, Class A3, 1.49%, 12/16/24 (Call 11/16/23)	902	893,354
Honda Auto Receivables Owner Trust Series 2020-2, Class A4, 1.09%, 10/15/26 (Call 09/15/23)	2,750	2,675,222
Santander Drive Auto Receivables Trust Series 2021-3, Class C, 0.95%, 09/15/27 (Call 01/15/24)	1,370	1,320,697
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4, 0.53%, 10/15/26 (Call 03/15/25)	750	699,267
Verizon Master Trust Series 2021-1, Class A, 0.50%, 05/20/27 (Call 05/20/24)	2,870	2,718,528
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 07/15/25 (Call 12/15/23)	275	273,034

Total Asset-Backed Securities — 0.6%
(Cost: $33,671,241)		32,433,530

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 1.2%
Benchmark Mortgage Trust
Series 2018-B21, Class A2, 1.74%, 12/17/53 (Call 12/15/25)	1,000	927,467
Series 2018-B4, Class A2, 3.98%, 07/15/51 (Call 05/15/24)	2,977	2,965,290
CD Mortgage Trust, Series 2016-CD2, Class A3, 3.25%, 11/10/49 (Call 10/10/26)	946	921,243
Commission Mortgage Trust Class-A4, 3.09%, 10/10/49 (Call 08/10/26)	5,440	5,258,612
Series 2013-CR12, Class A4, 4.05%, 10/10/46 (Call 10/10/23)	2,000	1,988,929
Series 2014-CR20, Class A3, 3.33%, 11/10/47 (Call 09/10/24)	3,620	3,560,153
Series 2014-CR20, Class A4, 3.59%, 11/10/47 (Call 10/10/24)	4,200	4,154,505
Series 2015-CR25, Class A4, 3.76%, 08/10/48 (Call 08/10/25)	2,650	2,632,209
Series 2015-CR27, Class A4, 3.61%, 10/10/48 (Call 09/10/25)	1,335	1,318,207
Series 2015-LC21, Class A4, 3.71%, 07/10/48 (Call 05/10/25)	1,560	1,545,088
Series 2015-PC1, Class A5, 3.90%, 07/10/50 (Call 05/10/25)	4,000	3,982,228
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2014-GC20, Class AAB, 3.66%, 04/10/47 (Call 12/10/23)	$715	$711,995
Series 2014-GC24, Class A4, 3.67%, 09/10/47 (Call 08/10/24)	1,944	1,931,526
Series 2014-GC24, Class A5, 3.93%, 09/10/47 (Call 08/10/24)	4,000	3,983,660
Series 2017-GS7, Class AAB, 3.20%, 08/10/50 (Call 03/10/27)	4,000	3,908,943
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46 (Call 10/15/23)	2,831	2,828,600
JPMBB Commercial Mortgage Securities Trust
Series 2014-C18, Class A5, 4.08%, 02/15/47 (Call 02/15/24)	225	224,551
Series 2014-C22, Class A4, 3.80%, 09/15/47 (Call 07/15/24)	3,000	2,979,490
Series 2015-C27, Class AS, 3.02%, 02/15/48 (Call 11/15/24)	1,104	1,086,723
Series 2015-C29, Class A4, 3.61%, 05/15/48 (Call 04/15/25)	2,000	1,975,593
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5, 3.80%, 07/15/47 (Call 05/15/24)	150	149,087
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C10, Class AS, 4.07%, 07/15/46 (Call 06/15/23)(a)	1,000	987,553
Series 2013-C11, Class A4, 4.15%, 08/15/46 (Call 07/15/23)(a)	1,000	994,512
Series 2013-C7, Class A3, 2.66%, 02/15/46 (Call 11/15/22)	1,148	1,142,747
Series 2014-C17, Class A4, 3.44%, 08/15/47 (Call 02/15/24)	1,511	1,494,581
Series 2014-C18, Class ASB, 3.62%, 10/15/47	650	646,409
Series 2015-C22, Class A4, 3.31%, 04/15/48 (Call 04/15/25)	250	244,941
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	1,000	963,783
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	970	900,232
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	906	884,104
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51 (Call 07/15/28)	3,890	3,922,356
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class ASB, 3.24%, 12/15/47 (Call 10/15/24)	707	700,104
Series 2016-C35, Class A4, 2.93%, 07/15/48 (Call 06/15/26)	1,000	961,130
Series 2016-NXS5, Class A6, 3.64%, 01/15/59 (Call 01/15/26)	5,000	4,949,877
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class A3, 2.88%, 12/15/45 (Call 12/15/22)	2,878	2,869,207
		70,695,635
Total Collaterized Mortgage Obligations — 1.2%
(Cost: $76,381,545)		70,695,635

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Clear Channel International BV, 6.63%, 08/01/25 (Call 08/09/22)(b)(c)	$200	$197,858
National CineMedia LLC, 5.75%, 08/15/26 (Call 08/29/22)	50	25,405
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	348	347,739
3.65%, 11/01/24 (Call 08/01/24)	870	867,999
Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/25 (Call 08/29/22)(b)(c)	220	217,969
Summer BC Bidco B LLC, 5.50%, 10/31/26 (Call 07/15/23)(b)	225	194,656
WPP Finance 2010, 3.75%, 09/19/24	516	510,665
		2,362,291
Aerospace & Defense — 0.5%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(b)	200	195,918
BAE Systems Holdings Inc.
3.80%, 10/07/24(b)(c)	326	323,500
3.85%, 12/15/25 (Call 09/15/25)(b)	625	617,600
Boeing Co. (The)
1.43%, 02/04/24 (Call 08/09/22)	1,329	1,279,043
1.95%, 02/01/24	984	956,773
2.20%, 02/04/26 (Call 02/04/23)	2,670	2,486,437
2.25%, 06/15/26 (Call 03/15/26)(c)	265	244,863
2.60%, 10/30/25 (Call 07/30/25)	35	33,115
2.70%, 02/01/27 (Call 12/01/26)	500	463,420
2.75%, 02/01/26 (Call 01/01/26)	875	836,999
2.80%, 03/01/24 (Call 02/01/24)	460	451,021
2.85%, 10/30/24 (Call 07/30/24)(c)	61	59,617
4.88%, 05/01/25 (Call 04/01/25)	1,848	1,876,367
5.04%, 05/01/27 (Call 03/01/27)	1,000	1,020,030
Bombardier Inc.
7.13%, 06/15/26 (Call 06/15/23)(b)	575	533,508
7.50%, 12/01/24 (Call 08/29/22)(b)	400	391,740
7.50%, 03/15/25 (Call 08/29/22)(b)	737	722,886
7.88%, 04/15/27 (Call 08/29/22)(b)(c)	1,075	993,429
Embraer Netherlands Finance BV
5.05%, 06/15/25	850	843,549
5.40%, 02/01/27	100	97,046
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (Call 08/15/22)(b)(c)	235	178,271
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)	105	96,840
2.38%, 11/15/24 (Call 09/15/24)	220	216,132
3.25%, 04/01/25 (Call 03/01/25)	1,125	1,128,296
3.50%, 05/15/25 (Call 03/15/25)	429	433,466
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	228	220,485
4.95%, 08/15/25 (Call 05/15/25)(c)	160	158,758
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	660	667,352
5.90%, 02/01/27	205	213,196
6.88%, 05/01/25 (Call 04/01/25)	335	353,988
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	259	258,606
3.95%, 05/28/24 (Call 02/28/24)	392	393,454
Lockheed Martin Corp., 3.55%, 01/15/26 (Call 10/15/25)(c)	540	549,126
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	1,216	1,204,849
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)	150	145,883
Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 05/04/27 (Call 02/04/27)	$50	$49,146
3.20%, 03/15/24 (Call 01/15/24)	865	864,230
3.50%, 03/15/27 (Call 12/15/26)	666	667,705
3.70%, 12/15/23 (Call 09/15/23)	192	192,987
3.95%, 08/16/25 (Call 06/16/25)	1,040	1,060,145
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(b)	500	469,350
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	35	31,419
5.50%, 01/15/25 (Call 10/15/22)(b)	280	278,782
7.50%, 04/15/25 (Call 08/29/22)(b)	600	597,306
ST Engineering RHQ Ltd., 1.50%, 04/29/25 (Call 01/29/25)(d)	600	567,744
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 08/29/22)	339	321,826
1.60%, 04/01/26 (Call 03/01/26)	170	154,596
TransDigm Inc.
6.25%, 03/15/26 (Call 08/29/22)(b)	2,100	2,108,673
6.38%, 06/15/26 (Call 08/29/22)(c)	465	465,140
7.50%, 03/15/27 (Call 08/29/22)(c)	265	269,465
8.00%, 12/15/25 (Call 08/29/22)(b)	575	595,188
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 08/29/22)	250	246,675
Triumph Group Inc.
6.25%, 09/15/24 (Call 08/29/22)(b)(c)	245	234,784
7.75%, 08/15/25 (Call 08/29/22)(c)	270	231,676
8.88%, 06/01/24 (Call 02/01/23)(b)(c)	293	305,634
		30,358,034
Agriculture — 0.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	1,138	1,096,133
4.40%, 02/14/26 (Call 12/14/25)(c)	370	373,881
Archer-Daniels-Midland Co., 2.50%, 08/11/26 (Call 05/11/26)	290	283,867
BAT Capital Corp.
2.79%, 09/06/24 (Call 08/06/24)	861	836,453
3.22%, 08/15/24 (Call 06/15/24)	1,284	1,260,978
3.22%, 09/06/26 (Call 07/06/26)	425	402,445
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	1,252	1,134,012
3.95%, 06/15/25(b)	539	533,141
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	707	661,519
Cargill Inc.
0.40%, 02/02/24 (Call 01/02/24)(b)(c)	540	517,136
0.75%, 02/02/26 (Call 01/02/26)(b)(c)	700	636,951
3.50%, 04/22/25 (Call 04/22/23)(b)	150	149,985
3.63%, 04/22/27 (Call 03/22/27)(b)	450	451,561
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 08/09/22)(b)	255	255,553
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(b)	475	459,762
3.50%, 07/26/26 (Call 05/26/26)(b)	660	618,994
4.25%, 07/21/25 (Call 04/21/25)(b)	550	540,545
6.13%, 07/27/27(b)	350	360,413
MHP Lux SA, 6.95%, 04/03/26(d)	200	88,000
MHP SE, 7.75%, 05/10/24(d)	400	180,000
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	375	337,800
1.50%, 05/01/25 (Call 04/01/25)	617	585,366
2.75%, 02/25/26 (Call 11/25/25)	595	575,300
2.88%, 05/01/24 (Call 04/01/24)	847	840,224

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
3.25%, 11/10/24	$697	$692,581
3.38%, 08/11/25 (Call 05/11/25)	373	371,318
3.60%, 11/15/23	250	251,363
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	1,276	1,277,174
4.85%, 09/15/23	270	273,642
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	140	127,746
US Bancorp., 4.55%, 07/22/28	790	811,006
Vector Group Ltd., 10.50%, 11/01/26 (Call 08/29/22)(b)	330	321,770
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(b)	385	343,566
4.90%, 04/21/27 (Call 03/21/27)(b)	425	418,247
		18,068,432
Airlines — 0.3%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	545	501,416
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(b)	150	159,063
Allegiant Travel Co., 8.50%, 02/05/24 (Call 08/05/23)(b)(c)	75	74,832
American Airlines Group Inc., 3.75%, 03/01/25(b)(c)	235	206,067
American Airlines Inc., 11.75%, 07/15/25(b)	1,185	1,315,350
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(b)	1,675	1,652,019
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	183	161,343
Series 2013-2, Class A, 4.95%, 07/15/24	97	94,950
Series 2014-1, Class A, 3.70%, 04/01/28	348	299,586
Series 2015-1, Class A, 3.38%, 11/01/28	72	61,604
Azul Investments LLP, 7.25%, 06/15/26(d)	400	269,156
British Airways Pass Through Trust, Series 2013-1, Class A, 4.63%, 12/20/25(b)	173	169,104
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26.	161	153,539
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	440	421,476
3.80%, 04/19/23 (Call 03/19/23)	—	—
7.00%, 05/01/25(b)	1,384	1,449,546
7.38%, 01/15/26 (Call 12/15/25)(c)	575	603,894
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	155	149,956
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(b)	1,547	1,532,102
Gol Finance SA, 7.00%, 01/31/25(d)	650	353,236
Grupo Aeromexico SAB de CV, 8.50%, 03/17/27 (Call 03/17/24)(d)	200	184,642
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27(c)	93	78,283
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(b)	575	559,952
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (Call 06/30/23)(b)	500	505,125
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27	75	68,547
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)	1,005	1,040,838
5.25%, 05/04/25 (Call 04/04/25)	1,005	1,035,834
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)(c)	278	289,665
U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 05/15/27	174	155,028
United Airlines Holdings Inc.
4.88%, 01/15/25(c)	190	182,791
5.00%, 02/01/24(c)	160	158,080
United Airlines Inc., 4.38%, 04/15/26 (Call 10/15/25)(b)	925	890,544
Security	Par (000)	Value

Airlines (continued)
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	$167	$160,860
Series 2013-1, Class A, 4.30%, 02/15/27	370	351,505
Series 2014-1, Class A, 4.00%, 10/11/27	434	404,317
Series 2014-2, Class A, 3.75%, 03/03/28	210	193,003
Series 2016-1, Class B, 3.65%, 07/07/27(c)	77	68,590
Series 2018-1, Class B, 4.60%, 09/01/27	85	77,312
Series 2020-1, Class B, 4.88%, 07/15/27	199	187,892
		16,221,047
Apparel — 0.1%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)(c)	435	432,525
4.88%, 05/15/26 (Call 02/15/26)(b)(c)	415	406,575
International Business Machines Corp., 4.15%, 07/27/27	1,000	1,022,700
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(b)	515	495,028
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	200	194,514
2.40%, 03/27/25 (Call 02/27/25)	623	614,509
2.75%, 03/27/27 (Call 01/27/27)	200	196,958
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(c)	500	500,590
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	93	93,482
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(c)	265	245,332
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	463	449,096
William Carter Co. (The), 5.63%, 03/15/27 (Call 08/29/22)(b)(c)	250	248,070
		4,899,379
Auto Manufacturers — 1.2%
American Honda Finance Corp.
0.65%, 09/08/23	90	87,679
0.75%, 08/09/24	208	197,841
1.00%, 09/10/25(c)	1,105	1,025,230
1.20%, 07/08/25	346	325,129
1.30%, 09/09/26(c)	390	359,311
1.50%, 01/13/25	1,005	963,745
2.15%, 09/10/24	515	502,635
2.35%, 01/08/27	200	190,326
2.40%, 06/27/24	529	520,515
2.90%, 02/16/24	147	146,233
3.55%, 01/12/24	817	819,884
3.63%, 10/10/23	401	403,206
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(b)	530	559,479
Baic Finance Investment Co. Ltd., 2.00%, 03/16/24(d)	200	193,298
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(b)(c)	535	522,855
BMW U.S. Capital LLC
0.75%, 08/12/24(b)	232	220,117
0.80%, 04/01/24(b)	580	556,295
1.25%, 08/12/26 (Call 07/12/26)(b)(c)	430	391,326
2.25%, 09/15/23 (Call 07/15/23)(b)	225	222,656
3.15%, 04/18/24 (Call 03/18/24)(b)(c)	555	552,935
3.45%, 04/01/27 (Call 03/01/27)(b)	900	890,622
3.90%, 04/09/25 (Call 03/09/25)(b)	1,114	1,124,661
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	245	227,750
3.65%, 10/01/23 (Call 07/01/23)	593	595,247
Daimler Finance North America LLC
0.75%, 03/01/24(b)	225	215,271
1.45%, 03/02/26(b)	260	240,204
2.13%, 03/10/25(b)	690	662,076
2.70%, 06/14/24(b)	304	298,762

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Auto Manufacturers (continued)
3.30%, 05/19/25(b)(c)	$310	$306,283
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(b)	300	283,680
2.00%, 12/14/26(b)	500	456,945
3.50%, 04/07/25(b)	500	491,965
3.65%, 04/07/27(b)	700	683,515
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(c)	800	788,120
9.00%, 04/22/25 (Call 03/22/25)	415	459,920
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	725	679,245
2.70%, 08/10/26 (Call 07/10/26)(c)	815	741,405
3.37%, 11/17/23(c)	495	486,174
3.38%, 11/13/25 (Call 10/13/25)	1,030	982,733
3.66%, 09/08/24	515	498,942
3.81%, 01/09/24 (Call 11/09/23)	500	494,005
4.06%, 11/01/24 (Call 10/01/24)	730	717,751
4.13%, 08/04/25	800	783,472
4.27%, 01/09/27 (Call 11/09/26)	480	459,326
4.39%, 01/08/26	625	611,175
4.54%, 08/01/26 (Call 06/01/26)	380	369,402
4.69%, 06/09/25 (Call 04/09/25)	450	446,530
4.95%, 05/28/27 (Call 04/28/27)	300	294,729
5.13%, 06/16/25 (Call 05/16/25)	895	892,020
5.58%, 03/18/24 (Call 02/18/24)	940	947,896
Geely Automobile Holdings Ltd., 4.00%, (Call 12/09/24)(a)(d)(e)	200	183,032
Geely Finance Hong Kong Ltd., 3.00%, 03/05/25(d)	200	188,554
General Motors Co.
4.88%, 10/02/23	379	383,491
5.40%, 10/02/23	867	882,225
6.13%, 10/01/25 (Call 09/01/25)	664	698,123
General Motors Financial Co. Inc.
1.05%, 03/08/24	390	372,766
1.20%, 10/15/24	690	645,743
1.25%, 01/08/26 (Call 12/08/25)	674	608,184
1.50%, 06/10/26 (Call 05/10/26)	1,195	1,070,565
2.35%, 02/26/27 (Call 01/26/27)	900	812,403
2.75%, 06/20/25 (Call 05/20/25)	1,175	1,125,814
2.90%, 02/26/25 (Call 01/26/25)	836	809,524
3.50%, 11/07/24 (Call 09/07/24)	687	676,695
3.95%, 04/13/24 (Call 02/13/24)(c)	763	761,947
4.00%, 01/15/25 (Call 10/15/24)	535	530,501
4.00%, 10/06/26 (Call 07/06/26)	286	280,966
4.30%, 07/13/25 (Call 04/13/25)	185	185,747
4.35%, 04/09/25 (Call 02/09/25)	321	321,645
5.00%, 04/09/27 (Call 03/09/27)	782	784,737
5.10%, 01/17/24 (Call 12/17/23)	944	958,915
5.25%, 03/01/26 (Call 12/01/25)	380	388,022
Harley-Davidson Financial Services Inc., 3.35%, 06/08/25 (Call 05/08/25)(b)	652	632,922
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)(c)	350	340,442
2.53%, 03/10/27 (Call 02/10/27)	575	550,948
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(d)	200	180,804
Hyundai Capital America
0.80%, 01/08/24(b)	652	621,173
0.88%, 06/14/24(b)	610	572,454
1.00%, 09/17/24(b)	300	280,068
1.25%, 09/18/23(b)	862	837,166
Security	Par (000)	Value

Auto Manufacturers (continued)
1.30%, 01/08/26 (Call 12/08/25)(b)	$800	$719,832
1.50%, 06/15/26 (Call 05/15/26)(b)	755	674,857
1.65%, 09/17/26 (Call 08/17/26)(b)	655	585,852
1.80%, 10/15/25 (Call 09/15/25)(b)	500	459,215
2.65%, 02/10/25 (Call 01/10/25)(b)	550	527,158
2.75%, 09/27/26(d)	200	186,284
3.40%, 06/20/24(d)	450	442,386
3.50%, 11/02/26 (Call 09/02/26)(b)	25	23,974
4.30%, 02/01/24(d)	225	225,144
5.88%, 04/07/25 (Call 03/07/25)(b)	609	628,835
Hyundai Capital Services Inc.
1.25%, 02/08/26(d)	200	180,590
2.13%, 04/24/25(d)	200	189,160
2.50%, 01/24/27	200	186,318
Hyundai Motor Manufacturing Indonesia PT, 1.75%, 05/06/26(d)	400	366,588
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25 (Call 10/15/22)(b)	340	323,694
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 08/29/22)(b)	300	293,583
Kia Corp.
1.00%, 04/16/24(d)	200	190,742
1.75%, 10/16/26(d)	200	182,330
2.38%, 02/14/25(d)	200	191,766
Mercedes-Benz Finance North America LLC
3.50%, 08/03/25(b)	135	133,900
3.65%, 02/22/24(b)	310	309,213
Nissan Motor Acceptance Co. LLC
1.13%, 09/16/24(b)	435	403,384
1.85%, 09/16/26 (Call 08/16/26)(b)(c)	775	666,965
Nissan Motor Acceptance Corp.
1.05%, 03/08/24(b)	245	231,410
2.00%, 03/09/26 (Call 02/09/26)(b)	70	61,788
3.88%, 09/21/23(b)	506	503,212
Nissan Motor Co. Ltd.
3.04%, 09/15/23(b)	755	744,407
3.52%, 09/17/25 (Call 08/17/25)(b)	825	793,642
PACCAR Financial Corp.
0.35%, 02/02/24	14	13,420
0.50%, 08/09/24	290	274,552
0.90%, 11/08/24	175	165,606
1.10%, 05/11/26	215	198,436
1.80%, 02/06/25	206	198,514
2.00%, 02/04/27	635	601,180
2.15%, 08/15/24	350	342,132
2.85%, 04/07/25	25	24,752
3.15%, 06/13/24	695	692,428
Stellantis Finance U.S. Inc., 1.71%, 01/29/27 (Call 12/29/26)(b)	500	442,955
Toyota Motor Corp.
0.68%, 03/25/24 (Call 02/25/24)	1,120	1,076,029
1.34%, 03/25/26 (Call 02/25/26)	1,502	1,402,072
2.36%, 07/02/24	336	331,407
Toyota Motor Credit Corp.
0.50%, 06/18/24	510	485,714
0.63%, 09/13/24	750	710,205
0.80%, 01/09/26	15	13,803
1.13%, 06/18/26	855	790,995
1.45%, 01/13/25	970	930,007
1.80%, 02/13/25	353	340,546
1.90%, 01/13/27	785	736,589

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
2.00%, 10/07/24	$435	$423,481
2.25%, 10/18/23	193	191,020
2.90%, 04/17/24	238	237,012
3.00%, 04/01/25	235	233,172
3.05%, 03/22/27	515	507,388
3.35%, 01/08/24	231	231,947
3.40%, 04/14/25	38	38,090
3.45%, 09/20/23	744	747,311
3.95%, 06/30/25	350	355,485
Volkswagen Group of America Finance LLC
0.88%, 11/22/23(b)	940	905,004
1.25%, 11/24/25 (Call 10/24/25)(b)(c)	980	893,936
2.85%, 09/26/24(b)	220	214,568
3.35%, 05/13/25(b)	795	778,583
3.95%, 06/06/25(b)(c)	900	895,734
4.25%, 11/13/23(b)	790	794,827
4.35%, 06/08/27 (Call 05/08/27)(b)(c)	900	895,212
		71,116,438
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/30/22)(b)	410	382,190
American Axle & Manufacturing Inc.
6.25%, 03/15/26 (Call 08/09/22)(c)	90	85,264
6.50%, 04/01/27 (Call 08/29/22)	255	244,769
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)	199	195,713
5.00%, 10/01/25(b)	170	173,223
Clarios Global LP, 6.75%, 05/15/25 (Call 08/29/22)(b)(c)	237	237,948
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 08/29/22)(b)(c)	455	459,127
8.50%, 05/15/27 (Call 08/29/22)(b)(c)	935	943,125
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 08/15/22)(b)	185	87,220
13.00%, 06/01/24 (Call 08/29/22)(b)(c)	125	132,579
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/29/22)(b)	200	196,540
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(c)	325	311,915
5.00%, 05/31/26 (Call 08/29/22)(c)	465	457,174
9.50%, 05/31/25 (Call 08/15/22)	385	405,825
IHO Verwaltungs GmbH, 4.75%, 09/15/26 (Call 08/09/22), (5.50% PIK)(b)(f)	270	232,942
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	201	200,831
4.15%, 10/01/25 (Call 07/01/25)	115	116,349
Meritor Inc., 6.25%, 06/01/25 (Call 08/29/22)(b)(c)	185	190,456
Tenneco Inc.
5.00%, 07/15/26 (Call 08/29/22)	267	262,093
5.38%, 12/15/24 (Call 08/29/22)	135	131,904
ZF North America Capital Inc., 4.75%, 04/29/25(b)	470	447,600
		5,894,787
Banks — 10.6%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26)(a)(b)	700	624,890
4.75%, 07/28/25(b)	555	554,018
4.80%, 04/18/26(b)	130	129,789
ABQ Finance Ltd.
1.88%, 09/08/25(d)	600	560,322
3.13%, 09/24/24(d)	200	196,020
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27(d)	200	196,030
Security	Par (000)	Value

Banks (continued)
Access Bank PLC, 6.13%, 09/21/26(d)	$200	$147,234
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	400	408,588
Agricultural Bank of China Ltd., 0.75%, 03/02/24(d)	200	192,188
Agricultural Bank of China Ltd./Hong Kong
0.70%, 06/17/24(d)	200	190,576
1.00%, 10/22/23(d)	400	389,464
1.25%, 06/17/26(d)	400	371,180
2.25%, 03/01/27(d)	200	191,322
Agricultural Bank of China Ltd./New York
0.85%, 01/19/24(d)	600	579,138
1.25%, 01/19/26(d)	800	749,304
1.50%, 01/18/25(d)	200	191,672
AHB Sukuk Co. Ltd., 4.38%, 09/19/23(d)	200	200,808
Ahli United Sukuk Ltd., 3.88%, (Call 06/17/26)(a)(d)(e)	400	359,712
AIB Group PLC, 4.26%, 04/10/25 (Call 04/10/24), (3 mo. LIBOR US + 1.874%)(a)(b)	575	565,334
Akbank TAS
5.13%, 03/31/25(d)	400	349,300
6.80%, 02/06/26(d)	200	175,414
6.80%, 06/22/31 (Call 06/22/26)(a)(d)	200	163,588
AKCB Finance Ltd., 4.75%, 10/09/23(d)	200	201,464
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(b)	295	267,769
2.17%, 02/18/25(b)	400	385,064
3.40%, 03/19/24(b)	705	703,484
Aozora Bank Ltd., 1.05%, 09/09/24(d)	200	187,466
Arab National Bank, 3.33%, 10/28/30 (Call 10/28/25)(a)(d)	400	377,424
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	182,088
3.13%, 05/23/24(b)	425	420,108
5.28%, 06/17/32 (Call 06/17/27)(a)(b)	400	399,804
AUB Sukuk Ltd., 2.62%, 09/09/26(d)	400	364,612
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25)(a)(b)	1,225	1,159,622
4.40%, 05/19/26(b)	200	199,336
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	1,155	1,117,543
1.13%, 09/18/25	895	824,134
Banco Bradesco SA/Cayman Islands
3.20%, 01/27/25(d)	400	385,044
4.38%, 03/18/27(c)(d)	200	191,848
Banco de Bogota SA, 6.25%, 05/12/26(d)	600	567,492
Banco de Credito del Peru, 2.70%, 01/11/25 (Call 12/11/24)(c)(d)	400	378,460
Banco de Credito del Peru S.A.
3.13%, 07/01/30 (Call 07/01/25)(a)(d)	500	457,205
3.25%, 09/30/31 (Call 09/30/26)(a)(d)	200	175,032
Banco del Estado de Chile, 2.70%, 01/09/25 (Call 12/09/24)(d)	400	379,608
Banco do Brasil SA/Cayman
3.25%, 09/30/26(d)	200	184,160
4.63%, 01/15/25(d)	600	591,984
4.75%, 03/20/24(d)	400	399,912
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(d)	650	642,954
Banco Nacional de Comercio Exterior SNC/Cayman Islands
2.72%, 08/11/31 (Call 08/11/26)(a)(d)	400	347,436
4.38%, 10/14/25(d)	400	395,908
Banco Santander Chile, 2.70%, 01/10/25 (Call 12/10/24)(c)(d)	350	335,598

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(d)	$1,000	$1,017,350
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26), (1 year CMT + 0.900%)(a)	800	704,672
1.85%, 03/25/26	1,100	1,000,285
2.71%, 06/27/24	1,390	1,361,978
2.75%, 05/28/25	1,175	1,121,514
3.50%, 03/24/25	1,000	993,300
3.89%, 05/24/24	1,000	1,003,140
4.18%, 03/24/28 (Call 03/24/27), (1 year CMT + 2.000%)(a)	625	603,125
5.18%, 11/19/25	285	287,893
Banco Votorantim SA, 4.38%, 07/29/25(d)	200	191,716
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	525	496,540
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(d)	400	402,380
4.30%, 06/15/27 (Call 05/15/27)(d)	200	202,968
Bank Mandiri Persero Tbk PT
2.00%, 04/19/26(d)	200	183,392
3.75%, 04/11/24(d)	447	445,105
4.75%, 05/13/25(d)	200	202,284
Bank Muscat SAOG, 4.75%, 03/17/26(d)	400	383,512
Bank Negara Indonesia Persero Tbk PT
3.75%, 03/30/26(d)	400	368,644
4.30%, (Call 03/24/27)(a)(d)(e)	200	170,268
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(a)	3,607	3,460,916
0.98%, 04/22/25 (Call 04/22/24), (SOFR + 0.690%)(a)	1,092	1,035,729
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(a)	295	275,144
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(a)	2,320	2,107,186
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(a)	2,792	2,574,112
1.53%, 12/06/25 (Call 12/06/24), (SOFR + 0.650%)(a)	1,550	1,452,830
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(a)	4,515	4,095,873
1.84%, 02/04/25 (Call 02/04/24), (SOFR + 0.670%)(a)	638	617,909
2.02%, 02/13/26 (Call 02/13/25), (3 mo. LIBOR US + 0.640%)(a)	2,995	2,837,613
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(a)	1,130	1,086,145
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(a)	1,045	971,171
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(a)	395	384,691
3.37%, 01/23/26 (Call 01/23/25), (3 mo. LIBOR US + 0.810%)(a)	1,039	1,015,529
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(a)	1,500	1,466,610
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(a)	1,394	1,377,439
3.50%, 04/19/26	55	54,861
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(a)	200	194,934
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)	200	196,192
3.84%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(a)	1,405	1,400,012
3.88%, 08/01/25	390	394,918
4.00%, 04/01/24(c)	1,016	1,027,450
4.00%, 01/22/25	252	252,849
4.13%, 01/22/24(c)	1,041	1,056,167
4.20%, 08/26/24	1,295	1,309,789
4.25%, 10/22/26	200	202,122
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(a)(c)	1,280	1,284,608
Security	Par (000)	Value

Banks (continued)
4.45%, 03/03/26	$630	$639,072
4.83%, 07/22/26 (Call 07/22/25), (SOFR + 1.750%)(a)	1,145	1,163,011
4.95%, 07/22/28 (Call 07/22/27), (SOFR + 2.040%)(a)	835	858,831
Series L, 3.95%, 04/21/25	410	410,476
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(a)	2,350	2,146,114
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(b)(e)	2,000	2,031,980
Bank of China Ltd.
3.50%, 04/20/27(d)	200	201,710
5.00%, 11/13/24(d)	1,800	1,844,568
Bank of China Ltd./Hong Kong
0.75%, 02/04/24(d)	1,000	962,290
1.25%, 06/24/25(d)	600	565,878
2.38%, 01/16/25(d)	600	586,704
3.13%, 04/17/24(d)	200	199,448
Bank of China Ltd./London, 1.00%, 11/02/24(d)	200	189,780
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(d)	400	374,208
Bank of China Ltd./Paris, 0.95%, 09/21/23(d)	200	194,902
Bank of China/Johannesburg, 1.88%, 02/16/25(d)	200	193,200
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25)(a)(d)(e)	1,500	1,483,575
Bank of Communications Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	400	373,508
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31 (Call 07/08/26)(a)(d)	650	600,093
Bank of East Asia Ltd. (The), 4.00%, 05/29/30 (Call 05/29/25)(a)(d)	500	484,360
Bank of Ireland Group PLC, 4.50%, 11/25/23(b)	800	799,424
Bank of Montreal
0.40%, 09/15/23	485	469,907
0.63%, 07/09/24	715	677,863
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)	110	99,573
1.25%, 09/15/26	935	849,672
1.50%, 01/10/25	815	777,958
1.85%, 05/01/25	327	312,651
2.15%, 03/08/24	950	932,691
2.50%, 06/28/24	657	646,094
2.65%, 03/08/27(c)	900	856,269
3.70%, 06/07/25	2,820	2,824,315
4.34%, 10/05/28 (Call 10/05/23)(a)	654	654,275
Series E, 3.30%, 02/05/24	1,006	1,004,582
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)(c)	60	58,037
0.50%, 04/26/24 (Call 03/26/24)	826	788,822
0.75%, 01/28/26 (Call 12/28/25)	175	160,290
1.05%, 10/15/26 (Call 09/15/26)	930	845,054
1.60%, 04/24/25 (Call 03/24/25)	1,196	1,140,099
2.05%, 01/26/27 (Call 12/26/26)(c)	1,045	982,425
2.10%, 10/24/24	789	772,912
2.80%, 05/04/26 (Call 02/04/26)	105	103,087
3.25%, 09/11/24 (Call 08/11/24)(c)	507	506,488
3.35%, 04/25/25 (Call 03/25/25)	515	514,840
3.40%, 05/15/24 (Call 04/15/24)	202	201,941
3.43%, 06/13/25 (Call 06/13/24), (SOFR + 0.565%)(a)	215	214,533
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(a)	205	201,314
3.95%, 11/18/25 (Call 10/18/25)	20	20,297
3.99%, 06/13/28 (Call 06/13/27), (SOFR + 1.151%)(a)	210	210,326
4.41%, 07/24/26	110	111,827
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	92	92,647

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
Series G, 3.00%, 02/24/25 (Call 01/24/25)	$271	$268,637
Series J, 0.85%, 10/25/24 (Call 09/25/24)	845	801,778
Bank of New Zealand
2.29%, 01/27/27(b)	465	434,375
3.50%, 02/20/24(b)	330	329,564
Bank of Nova Scotia (The)
0.40%, 09/15/23	1,040	1,007,375
0.55%, 09/15/23	105	101,843
0.65%, 07/31/24	1,305	1,231,894
0.70%, 04/15/24	1,575	1,499,935
1.05%, 03/02/26	875	798,577
1.30%, 06/11/25	246	231,272
1.30%, 09/15/26	895	810,288
1.35%, 06/24/26	920	845,554
1.45%, 01/10/25(c)	1,000	951,990
1.95%, 02/02/27	800	736,672
2.20%, 02/03/25	534	516,351
2.44%, 03/11/24	900	885,843
2.95%, 03/11/27	800	769,728
3.40%, 02/11/24	1,261	1,259,966
3.45%, 04/11/25	516	512,553
4.50%, 12/16/25	25	25,248
Bank of the Philippine Islands
2.50%, 09/10/24(d)	200	194,252
4.25%, 09/04/23(d)	200	200,566
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(a)	165	150,838
Bank Rakyat Indonesia Persero Tbk PT, 3.95%, 03/28/24(d)	200	199,448
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	205	208,508
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(b)	595	551,279
1.60%, 10/04/26(b)	1,080	981,634
2.38%, 11/21/24(b)	415	399,691
4.52%, 07/13/25(b)(c)	500	505,505
4.75%, 07/13/27(b)	500	510,925
Barclays PLC
1.01%, 12/10/24 (Call 12/10/23), (1 year CMT + 0.800%)(a)	125	119,006
2.28%, 11/24/27 (Call 11/24/26), (1 year CMT + 1.050%)(a)	980	877,698
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(c)	1,110	1,053,579
3.93%, 05/07/25 (Call 05/07/24), (3 mo. LIBOR US + 1.610%)(a)	1,525	1,501,256
4.38%, 09/11/24	400	398,460
4.38%, 01/12/26	1,250	1,253,987
5.20%, 05/12/26	1,215	1,226,871
BBK BSC, 5.50%, 07/09/24(d)	200	197,180
BBVA Bancomer SA/Texas
4.38%, 04/10/24(d)	200	198,844
6.75%, 09/18/25(d)	400	364,568
BDO Unibank Inc., 2.13%, 01/13/26(d)	400	372,952
BNG Bank NV
1.50%, 10/16/24(b)(c)	960	928,301
2.63%, 02/27/24(b)	950	943,521
3.00%, 09/20/23(b)	360	359,503
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26), (SOFR + 1.004%)(a)(b)	1,575	1,405,152
1.68%, 06/30/27 (Call 06/30/26), (SOFR + 0.912%)(a)(b)	1,080	964,181
2.22%, 06/09/26 (Call 06/09/25), (SOFR + 2.074%)(a)(b)	1,420	1,327,586
Security	Par (000)	Value

Banks (continued)
2.59%, 01/20/28 (Call 01/20/27), (SOFR + 1.228%)(a)(b)$	970	$879,644
2.82%, 11/19/25 (Call 11/19/24), (3 mo. LIBOR US + 1.111%)(a)(b)	1,420	1,359,920
3.38%, 01/09/25(b)	835	818,659
4.71%, 01/10/25 (Call 01/10/24), (3 mo. LIBOR US + 2.235%)(a)(b)	650	651,365
BOS Funding Ltd., 4.00%, 09/18/24(d)	400	386,144
BOSCI BVI Ltd., 1.25%, 09/10/23(d)	400	388,528
Boubyan Sukuk Ltd.
2.59%, 02/18/25(d)	400	385,376
3.39%, 03/29/27(d)	200	194,802
Boubyan Tier 1 Sukuk Ltd., 3.95%, (Call 10/01/26)(a)(d)(e)	200	187,000
BPCE SA
1.63%, 01/14/25(b)	975	923,276
1.65%, 10/06/26 (Call 10/06/25), (SOFR + 1.520%)(a)(b)	910	822,449
2.05%, 10/19/27 (Call 10/19/26), (SOFR + 1.087%)(a)(b)	1,325	1,185,027
2.38%, 01/14/25(b)	1,095	1,044,904
4.00%, 09/12/23(b)	280	279,608
4.00%, 04/15/24	865	864,853
4.50%, 03/15/25(b)	605	596,669
4.63%, 07/11/24(b)	215	213,618
4.88%, 04/01/26(b)	200	198,694
5.15%, 07/21/24(b)	405	404,899
5.70%, 10/22/23(b)	385	389,412
Burgan Bank SAK
2.75%, 12/15/31 (Call 09/15/26)(a)(d)	200	160,364
5.75%, (Call 07/09/24)(a)(d)(e)	200	173,468
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24), (3 mo. LIBOR US + 2.470%)(a)	115	113,107
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	960	924,317
0.95%, 10/23/25(c)	60	55,142
1.00%, 10/18/24	820	771,882
1.25%, 06/22/26	864	788,409
2.25%, 01/28/25	448	433,830
3.10%, 04/02/24	823	817,404
3.50%, 09/13/23	579	580,969
3.95%, 08/04/25	1,000	1,002,020
CBQ Finance Ltd.
2.00%, 09/15/25(d)	400	374,068
2.00%, 05/12/26(d)	200	184,220
China CITIC Bank International Ltd., 4.63%, 02/28/29 (Call 02/28/24)(a)(d)	250	251,040
China Construction Bank Corp.
2.45%, 06/24/30 (Call 06/24/25)(a)(d)	1,200	1,152,216
2.85%, 01/21/32 (Call 01/21/27)(a)(d)	600	574,980
4.25%, 02/27/29 (Call 02/27/24)(a)(d)	1,510	1,517,112
China Construction Bank Corp./Hong Kong
0.86%, 04/22/24(d)	600	575,346
1.25%, 08/04/25(d)	600	563,652
1.46%, 04/22/26(d)	600	563,724
China Development Bank
3.00%, 06/01/26(d)	600	601,620
3.38%, 01/24/27(d)	200	203,202
China Everbright Bank Co. Ltd.
0.84%, 06/15/24(d)	200	190,712
2.14%, 08/03/23, (3 mo. LIBOR US + 0.850%)(a)(d)	400	400,192
China Everbright Bank Co. Ltd./Hong Kong, 0.93%, 03/11/24(d)	200	192,298
China Everbright Bank Co. Ltd./Luxembourg, 0.83%, 09/14/24(d)	200	189,500

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(d)	$600	$555,648
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(d)	200	184,272
CIMB Bank Bhd
2.13%, 07/20/27(d)	200	184,012
3.20%, 10/09/24, (3 mo. LIBOR US + 0.780%)(a)(d)	400	400,084
Citibank NA, 3.65%, 01/23/24 (Call 12/23/23)	1,085	1,091,022
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(a)	288	276,278
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(a)	885	838,343
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(a)	1,824	1,638,463
1.28%, 11/03/25 (Call 11/03/24), (SOFR + 0.528%)(a)	485	453,819
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(a)	1,655	1,490,327
1.68%, 05/15/24 (Call 05/15/23), (SOFR + 1.667%)(a)	—	—
2.01%, 01/25/26 (Call 01/25/25), (SOFR + 0.694%)(a)	1,620	1,539,859
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)	1,240	1,177,492
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(a)	2,362	2,297,966
3.20%, 10/21/26 (Call 07/21/26)	1,530	1,495,896
3.29%, 03/17/26 (Call 03/17/25), (SOFR + 1.528%)(a)	1,050	1,024,894
3.30%, 04/27/25	120	119,562
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	1,866	1,843,813
3.40%, 05/01/26	25	24,664
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)	1,000	966,250
3.70%, 01/12/26	375	375,195
3.75%, 06/16/24(c)	499	504,344
3.88%, 10/25/23	615	621,931
3.88%, 03/26/25	310	309,764
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(a)	840	823,603
4.00%, 08/05/24	446	448,921
4.14%, 05/24/25 (Call 05/24/24), (SOFR + 1.372%)(a)(c)	625	625,706
4.40%, 06/10/25	1,513	1,528,569
4.60%, 03/09/26	290	296,000
4.66%, 05/24/28 (Call 05/24/27), (SOFR + 1.887%)(a)	685	694,076
5.50%, 09/13/25	1,131	1,179,814
Citizens Bank NA/Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	170	162,870
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)	520	498,430
4.30%, 12/03/25 (Call 11/03/25)	90	90,371
Comerica Bank, 2.50%, 07/23/24	385	375,652
Commercial Bank of Dubai PSC, 6.00%, (Call 04/21/26)(a)(d)(e)	400	385,472
Commercial Bank PSQC (The), 4.50%, (Call 03/03/26)(a)(d)(e)	400	358,216
Commerzbank AG, 8.13%, 09/19/23(b)	450	461,043
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	1,005	912,882
2.30%, 03/14/25(b)(c)	985	954,672
2.55%, 03/14/27(b)	985	937,011
2.63%, 09/06/26(b)	45	43,213
2.85%, 05/18/26(b)	300	291,516
4.50%, 12/09/25(b)	200	201,268
Cooperatieve Rabobank U.A.
1.00%, 09/24/26 (Call 09/24/25)(a)(b)	600	540,810
1.11%, 02/24/27 (Call 02/24/26)(a)(b)	1,660	1,481,865
1.34%, 06/24/26 (Call 06/24/25)(a)(b)	1,075	986,979
1.98%, 12/15/27 (Call 12/15/26)(a)(b)	1,100	995,907
Security	Par (000)	Value

Banks (continued)
2.63%, 07/22/24(b)(c)	$745	$726,502
3.88%, 09/26/23(b)	352	352,507
4.38%, 08/04/25	410	410,984
Cooperatieve Rabobank U.A./NY
1.38%, 01/10/25	965	916,258
3.38%, 05/21/25	290	287,480
Corp. Financiera de Desarrollo SA, 4.75%, 07/15/25(d)	200	197,318
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(d)	200	185,154
Credit Agricole Corporate & Investment Bank SA, 0.78%, 06/28/24 (Call 09/28/22)	100	94,768
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26), (SOFR + 0.892%)(a)(b)	1,050	936,432
2.02%, 01/11/27(b)(c)	980	895,250
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25), (SOFR + 1.676%)(a)(b)	1,215	1,123,195
2.38%, 01/22/25(b)	250	240,670
3.25%, 10/04/24(b)	1,025	1,002,214
Credit Suisse AG/New York NY
0.50%, 02/02/24	420	399,445
1.25%, 08/07/26(c)	935	832,440
2.95%, 04/09/25	990	957,993
3.70%, 02/21/25	540	532,813
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26), (SOFR + 0.980%)(a)(b)	1,035	893,091
2.19%, 06/05/26 (Call 06/05/25), (SOFR + 2.044%)(a)(b)(c)	1,350	1,229,566
2.59%, 09/11/25 (Call 09/11/24), (SOFR + 1.560%)(a)(b)	950	892,563
3.75%, 03/26/25	730	708,173
4.55%, 04/17/26	1,395	1,372,750
Daegu Bank Ltd. (The), 3.75%, 08/13/23(d)	200	200,176
Danske Bank A/S
1.23%, 06/22/24 (Call 06/22/23)(b)	875	826,989
1.55%, 09/10/27 (Call 09/10/26)(a)(b)	600	533,262
1.62%, 09/11/26 (Call 09/11/25)(a)(b)	200	180,032
3.24%, 12/20/25 (Call 12/20/24), (3 mo. LIBOR US + 1.591%)(a)(b)	745	713,948
3.77%, 03/28/25 (Call 03/28/24)(a)(b)	600	589,050
3.88%, 09/12/23(b)	250	249,210
4.30%, 04/01/28 (Call 04/01/27)(a)(b)	800	769,056
5.38%, 01/12/24(b)	735	744,533
DBS Group Holdings Ltd.
1.82%, 03/10/31 (Call 03/10/26)(a)(d)	400	365,868
3.30%, (Call 02/27/25)(a)(d)(e)	400	373,864
4.52%, 12/11/28 (Call 12/11/23)(a)(b)(c)	390	392,734
Deutsche Bank AG
4.10%, 01/13/26(c)	75	74,450
4.50%, 04/01/25	700	683,242
Deutsche Bank AG/London, 3.70%, 05/30/24(c)	684	677,639
Deutsche Bank AG/New York NY
0.90%, 05/28/24	575	542,432
1.45%, 04/01/25 (Call 04/01/24), (SOFR + 1.131%)(a)	862	807,978
1.69%, 03/19/26	510	466,145
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(a)	1,210	1,084,450
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(a)	1,170	1,130,665
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(a)	915	795,254
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(a)	875	767,707
3.96%, 11/26/25 (Call 11/26/24), (SOFR + 2.581%)(a)	830	801,963
4.10%, 01/13/26	200	197,878
6.12%, 07/14/26 (Call 07/14/25), (SOFR + 3.190%)(a)	970	988,081
Series E, 0.96%, 11/08/23	740	713,005

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Development Bank of Kazakhstan JSC, 5.75%, 05/12/25(d)	$200	$198,684
Dexia Credit Local SA, 1.63%, 10/16/24(b)	1,460	1,414,404
DIB Sukuk Ltd.
1.96%, 06/22/26(d)	400	370,552
2.74%, 02/16/27(d)	400	379,244
2.95%, 02/20/25(d)	500	486,230
2.95%, 01/16/26(d)	1,000	966,050
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	400	405,312
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (Call 05/19/26)(a)(d)(e)	200	194,310
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (Call 10/19/26)(a)(d)(e)	200	184,776
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	735	707,709
4.68%, 08/09/28 (Call 08/09/23)(a)	700	680,799
DNB Bank ASA
1.54%, 05/25/27 (Call 05/25/26)(a)(b)	940	850,503
2.97%, 03/28/25 (Call 03/28/24)(a)(b)	1,000	981,170
Doha Finance Ltd., 2.38%, 03/31/26(d)	200	185,074
Ecobank Transnational Inc., 9.50%, 04/18/24(d)	200	190,218
EI Sukuk Co. Ltd., 1.83%, 09/23/25(d)	200	188,210
Emirates Development Bank PJSC
1.64%, 06/15/26(d)	400	368,024
3.52%, 03/06/24(d)	400	397,724
Emirates NBD Bank PJSC
1.64%, 01/13/26(d)	400	371,060
2.63%, 02/18/25(d)	800	775,600
4.25%, (Call 02/27/27)(a)(d)(e)	200	183,452
6.13%, (Call 03/20/25)(a)(d)(e)	400	395,196
6.13%, (Call 04/09/26)(a)(d)(e)	400	395,168
Fab Sukuk Co. Ltd.
1.41%, 01/14/26(d)	400	368,524
3.88%, 01/22/24(d)	600	601,122
Federation des Caisses Desjardins du Quebec
0.70%, 05/21/24(b)	480	453,000
2.05%, 02/10/25(b)	845	802,573
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(a)(c)	985	896,380
2.38%, 01/28/25 (Call 12/28/24)	410	397,290
3.65%, 01/25/24 (Call 12/25/23)	1,010	1,011,374
4.06%, 04/25/28 (Call 04/25/27), (SOFR + 1.355%)(a)	920	915,464
4.30%, 01/16/24 (Call 12/16/23)	234	235,874
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26)(a)(d)(e)	600	580,770
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(c)	410	406,732
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(a)	300	289,215
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(b)	290	222,920
7.63%, 05/01/26 (Call 05/01/23)(b)(c)	275	227,431
8.13%, 11/15/24 (Call 08/29/22)(b)(c)	210	187,234
8.25%, 04/15/25 (Call 08/29/22)(b)(c)	258	230,918
Goldman Sachs Group Inc. (The)
0.66%, 09/10/24 (Call 09/10/23), (SOFR + 0.505%)(a)	1,052	1,010,709
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(a)	320	294,333
0.93%, 10/21/24 (Call 10/21/23), (SOFR + 0.486%)(a)	1,080	1,037,448
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(a)	1,430	1,293,378
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(a)	895	809,017
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(a)	1,774	1,590,480
1.76%, 01/24/25 (Call 01/24/24), (SOFR + 0.730%)(a)	1,605	1,549,852
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)	1,945	1,772,595
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(a)	953	887,415
Security	Par (000)	Value

Banks (continued)
3.00%, 03/15/24	$686	$679,661
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	902	884,438
3.50%, 01/23/25 (Call 10/23/24)	1,357	1,355,887
3.50%, 04/01/25 (Call 03/01/25)	2,003	1,992,104
3.50%, 11/16/26 (Call 11/16/25)	1,050	1,030,123
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(a)	2,160	2,098,267
3.63%, 02/20/24 (Call 01/20/24)	1,237	1,239,499
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(a)	2,000	1,944,360
3.75%, 05/22/25 (Call 02/22/25)	961	961,865
3.75%, 02/25/26 (Call 11/25/25)	890	891,816
3.85%, 07/08/24 (Call 04/08/24)	1,008	1,013,786
3.85%, 01/26/27 (Call 01/26/26)	600	599,832
4.00%, 03/03/24	1,971	1,985,093
4.10%, 05/31/24(g)	36	36,049
4.25%, 10/21/25	1,120	1,135,075
4.39%, 06/15/27 (Call 06/15/26), (SOFR + 1.510%)(a)	620	622,852
5.95%, 01/15/27	55	58,883
Gulf International Bank BSC, 2.38%, 09/23/25(d)	200	184,984
Hana Bank
1.25%, 12/16/26(d)	200	181,330
3.25%, 03/30/27(d)	200	195,440
3.50%, 01/30/24(d)	200	199,916
4.25%, 10/14/24(d)	200	200,076
HSBC Holdings PLC
0.73%, 08/17/24 (Call 08/17/23), (SOFR + 0.534%)(a)	970	932,703
0.98%, 05/24/25 (Call 05/24/24), (SOFR + 0.708%)(a)	1,120	1,048,466
1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(a)	795	761,745
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(a)	1,631	1,454,183
1.65%, 04/18/26 (Call 04/18/25), (SOFR + 1.538%)(a)	1,565	1,444,370
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(a)	1,160	1,082,152
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(a)	1,250	1,130,100
2.63%, 11/07/25 (Call 11/07/24), (SOFR + 1.401%)(a)	1,245	1,192,598
3.00%, 03/10/26 (Call 03/10/25), (SOFR + 1.430%)(a)	1,715	1,649,110
3.80%, 03/11/25 (Call 03/11/24), (3 mo. LIBOR US + 1.211%)(a)	1,260	1,243,507
3.90%, 05/25/26	325	323,222
4.18%, 12/09/25 (Call 12/09/24), (SOFR + 1.510%)(a)(c)	430	427,029
4.25%, 03/14/24	1,070	1,072,675
4.25%, 08/18/25	995	989,040
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)	145	143,373
4.30%, 03/08/26	1,945	1,960,579
4.38%, 11/23/26	510	511,071
4.76%, 06/09/28 (Call 06/09/27), (SOFR + 2.110%)(a)	1,000	991,830
HSBC USA Inc.
3.50%, 06/23/24	470	468,632
3.75%, 05/24/24	1,000	1,001,530
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	1,112	1,088,948
4.00%, 05/15/25 (Call 04/15/25)	376	378,854
Huntington National Bank (The)
4.01%, 05/16/25 (Call 05/16/24), (SOFR + 1.205%)(a)(c)	285	285,450
4.55%, 05/17/28 (Call 05/17/27), (SOFR + 1.650%)(a)(c)	280	285,317
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(d)	200	198,920
Industrial & Commercial Bank of China Ltd.
3.20%, (Call 09/24/26)(a)(d)(e)	3,200	3,078,240
4.88%, 09/21/25(d)	600	615,630

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 3.51%, 10/17/24, (3 mo. LIBOR US + 0.770%)(a)(d)	$600	$601,326
Industrial & Commercial Bank of China Ltd./Hong Kong
1.20%, 07/20/25(d)	1,000	940,230
2.78%, 09/16/24, (3 mo. LIBOR US + 0.780%)(a)(d)	800	800,480
Industrial & Commercial Bank of China Ltd./London, 3.63%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(d)	400	401,276
Industrial & Commercial Bank of China Ltd./Singapore
1.20%, 09/09/25(d)	600	562,500
3.61%, 04/25/24, (3 mo. LIBOR US + 0.830%)(a)(d)	800	802,192
Industrial & Commercial Bank of China Macau Ltd., 2.88%, 09/12/29 (Call 09/12/24)(a)(d)	800	781,080
Industrial Bank Co. Ltd./Hong Kong
0.88%, 06/10/24(d)	700	668,584
1.13%, 11/06/23(d)	200	194,028
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25)(a)(b)	475	434,350
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)	645	583,654
3.55%, 04/09/24	760	756,420
3.87%, 03/28/26 (Call 03/28/25), (SOFR + 1.640%)(a)(c)	1,000	986,160
4.02%, 03/28/28 (Call 03/28/27), (SOFR + 1.830%)(a)	525	508,337
4.10%, 10/02/23	975	980,743
4.63%, 01/06/26(b)	500	506,225
International Bank of Azerbaijan OJSC, 3.50%, 09/01/24(d)	480	455,333
Intesa Sanpaolo SpA
5.02%, 06/26/24(b)	930	897,868
5.25%, 01/12/24	220	221,267
5.71%, 01/15/26(b)(c)	725	703,997
Series XR, 3.25%, 09/23/24(b)	445	429,857
Itau Unibanco Holding SA/Cayman Island, 3.25%, 01/24/25(c)(d)	200	193,050
JPMorgan Chase & Co.
0.56%, 02/16/25 (Call 02/16/24), (SOFR + 0.420%)(a)	510	483,245
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(a)	332	319,434
0.77%, 08/09/25 (Call 08/09/24), (SOFR + 0.490%)(a)	1,445	1,349,746
0.82%, 06/01/25 (Call 06/01/24), (SOFR + 0.540%)(a)	1,020	959,728
0.97%, 06/23/25 (Call 06/23/24), (SOFR + 0.580%)(a)	1,230	1,157,455
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)	425	381,731
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(a)	1,330	1,199,354
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(a)	2,114	1,890,297
1.56%, 12/10/25 (Call 12/10/24), (SOFR + 0.605%)(a)	1,875	1,764,375
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(a)	2,138	1,942,394
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(a)	2,180	2,062,040
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(a)	2,804	2,657,968
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(a)	200	182,260
2.30%, 10/15/25 (Call 10/15/24), (SOFR + 1.160%)(a)	1,405	1,347,184
2.60%, 02/24/26 (Call 02/24/25), (SOFR + 0.915%)(a)	1,100	1,057,782
2.95%, 10/01/26 (Call 07/01/26)	310	301,788
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(a)	1,070	1,012,006
3.13%, 01/23/25 (Call 10/23/24)(c)	707	706,229
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(a)	908	898,720
3.30%, 04/01/26 (Call 01/01/26)	226	224,653
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(c)	200	193,792
3.63%, 05/13/24(c)	865	873,010
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(a)	545	535,059
3.85%, 06/14/25 (Call 06/14/24), (SOFR + 0.980%)(a)	2,745	2,737,781
3.88%, 02/01/24	320	324,064
Security	Par (000)	Value

Banks (continued)
3.88%, 09/10/24	$1,932	$1,943,689
3.90%, 07/15/25 (Call 04/15/25)	163	165,068
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)	1,155	1,143,958
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(a)	1,109	1,111,329
4.08%, 04/26/26 (Call 04/26/25), (SOFR + 1.320%)(a)	1,815	1,812,786
4.13%, 12/15/26	300	303,390
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(a)	2,231	2,237,604
4.85%, 07/25/28 (Call 07/25/27), (SOFR + 1.990%)(a)	2,000	2,052,320
7.63%, 10/15/26	455	518,996
7.75%, 07/15/25	25	27,746
8.00%, 04/29/27	25	29,185
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31 (Call 10/02/26)(a)(d)	600	540,402
KeyBank NA/Cleveland OH, 3.30%, 06/01/25(c)	250	248,533
KeyCorp, 3.88%, 05/23/25 (Call 05/23/24), (SOFR + 1.250%)(a)	170	169,558
KeyCorp., 4.15%, 10/29/25(c)	170	171,824
KfW
0.25%, 10/19/23	335	324,052
0.25%, 03/08/24	1,540	1,474,211
0.38%, 07/18/25	5,335	4,950,293
0.50%, 09/20/24	1,315	1,247,277
0.63%, 01/22/26	6,044	5,588,705
1.00%, 10/01/26	90	83,353
1.25%, 01/31/25	1,990	1,910,878
1.38%, 08/05/24	2,022	1,958,307
2.00%, 05/02/25	2,166	2,113,648
2.50%, 11/20/24	2,849	2,817,063
2.63%, 02/28/24	2,744	2,728,442
Kookmin Bank
1.38%, 05/06/26(c)(d)	400	369,332
1.75%, 05/04/25(d)	800	758,648
2.13%, 02/15/25(d)	200	192,428
4.35%, (Call 07/02/24)(a)(d)(e)	200	190,976
Korea Development Bank (The)
0.40%, 03/09/24(c)	200	191,164
0.80%, 07/19/26	200	182,242
1.00%, 09/09/26	600	549,180
2.13%, 10/01/24	400	390,244
3.00%, 01/13/26	800	794,136
3.25%, 02/19/24	250	249,973
3.38%, 09/16/25	600	598,224
3.75%, 01/22/24	400	403,020
Landeskreditbank Baden-Wuerttemberg Foerderbank,
2.00%, 07/23/24(d)	1,415	1,388,610
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	172	159,590
2.00%, 01/13/25	1,857	1,818,189
2.38%, 01/23/24(d)	1,184	1,172,373
2.38%, 06/10/25	455	447,966
3.13%, 11/14/23	1,017	1,018,342
Series 40, 0.50%, 05/27/25	1,263	1,180,690
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26), (1 year CMT + 0.850%)(a)	900	809,919
2.44%, 02/05/26 (Call 02/05/25), (1 year CMT + 1.000%)(a)	875	832,982
3.51%, 03/18/26 (Call 03/18/25), (1 year CMT + 1.600%)(a)	970	947,370

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.75%, 03/18/28 (Call 03/18/27), (1 year CMT + 1.800%)(a)	$1,200	$1,160,784
3.87%, 07/09/25 (Call 07/09/24), (1 year CMT + 3.500%)(a)	340	336,393
3.90%, 03/12/24	495	496,337
4.45%, 05/08/25	365	367,205
4.50%, 11/04/24	300	299,994
4.65%, 03/24/26	1,005	993,935
Macquarie Bank Ltd.
2.30%, 01/22/25(b)	680	657,172
3.23%, 03/21/25(b)	485	480,727
3.90%, 01/15/26(b)	410	409,418
4.00%, 07/29/25(b)	510	512,382
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24), (SOFR + 0.694%)(a)(b)	621	578,871
1.34%, 01/12/27 (Call 01/12/26), (SOFR + 1.069%)(a)(b)	855	761,950
1.63%, 09/23/27 (Call 09/23/26), (SOFR + 0.910%)(a)(b)	765	673,368
1.94%, 04/14/28 (Call 04/14/27), (SOFR + 0.995%)(a)(b)	580	509,768
4.10%, 06/21/28 (Call 06/21/27), (SOFR + 2.125%)(a)(b)	25	24,336
Malayan Banking Bhd, 2.24%, 08/16/24, (3 mo. LIBOR US + 0.800%)(a)(d)	600	600,702
MAR Sukuk Ltd., 2.21%, 09/02/25(d)	600	572,112
Mashreqbank PSC, 4.25%, 02/26/24(d)	200	199,818
Metropolitan Bank & Trust Co., 2.13%, 01/15/26(d)	400	374,860
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(a)	1,375	1,287,962
0.96%, 10/11/25 (Call 10/11/24)(a)	820	761,099
1.41%, 07/17/25	1,420	1,324,576
1.54%, 07/20/27 (Call 07/20/26)(a)	1,250	1,117,787
1.64%, 10/13/27 (Call 10/13/26)(a)	825	737,484
2.19%, 02/25/25	1,165	1,115,185
2.34%, 01/19/28 (Call 01/19/27)(a)	740	676,959
2.80%, 07/18/24	305	298,857
3.41%, 03/07/24	1,199	1,192,453
3.78%, 03/02/25	65	65,289
3.84%, 04/17/26 (Call 04/17/25)(a)(c)	600	594,294
4.08%, 04/19/28 (Call 04/19/27)(a)	1,520	1,498,173
4.79%, 07/18/25 (Call 07/18/24)(a)	945	955,178
5.02%, 07/20/28 (Call 07/20/27)(a)	1,000	1,027,260
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(a)	400	353,496
1.55%, 07/09/27 (Call 07/09/26)(a)	1,075	957,803
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(a)	1,020	960,269
2.56%, 09/13/25 (Call 09/13/24), (SOFR + 1.362%)(a)	715	686,715
2.65%, 05/22/26 (Call 05/22/25)(a)(c)	970	925,768
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(a)	325	314,324
2.84%, 09/13/26	200	188,368
3.48%, 04/12/26(b)	1,000	970,740
3.66%, 02/28/27(c)	200	193,928
3.92%, 09/11/24 (Call 09/11/23), (3 mo. LIBOR US + 1.000%)(a)	650	647,764
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(a)	295	280,604
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(a)	1,789	1,679,907
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(a)	3,970	3,566,926
1.16%, 10/21/25 (Call 10/21/24), (SOFR + 0.560%)(a)	1,200	1,120,920
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(a)	1,270	1,145,959
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(a)	1,500	1,368,195
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	2,336	2,225,320
Security	Par (000)	Value

Banks (continued)
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(a)	$1,245	$1,159,033
2.63%, 02/18/26 (Call 02/18/25), (SOFR + 0.940%)(a)	915	881,484
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(a)	1,052	1,025,248
3.13%, 07/27/26(c)	1,415	1,384,167
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(a)	1,000	968,470
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(a)	420	416,476
3.63%, 01/20/27	1,340	1,338,673
3.70%, 10/23/24	1,523	1,532,366
3.88%, 01/27/26	390	392,519
3.95%, 04/23/27	1,560	1,540,734
4.00%, 07/23/25	282	284,955
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(a)	785	784,521
4.35%, 09/08/26	470	474,009
4.68%, 07/17/26 (Call 07/17/25), (SOFR + 1.669%)(a)	845	858,630
5.00%, 11/24/25	1,010	1,040,946
6.25%, 08/09/26	225	244,294
Series F, 3.88%, 04/29/24	1,265	1,275,057
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(a)	377	350,591
MUFG Bank Ltd., 3.25%, 09/08/24(b)	300	296,019
Nanyang Commercial Bank Ltd., 3.80%, 11/20/29
(Call 11/20/24)(a)(d)	500	487,655
National Australia Bank Ltd.
1.39%, 01/12/25(b)	985	937,444
1.89%, 01/12/27(b)	605	559,123
3.45%, 12/04/23(b)	250	250,915
National Australia Bank Ltd./New York, 2.50%, 07/12/26	215	206,460
National Bank of Canada, 0.75%, 08/06/24	365	342,604
National Bank of Oman SAOG, 5.63%, 09/25/23(d)	200	200,014
National Securities Clearing Corp., 1.50%, 04/23/25 (Call 03/23/25)(b)	935	888,652
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)	825	735,133
3.75%, 11/01/29 (Call 11/01/24)(a)	740	709,120
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(a)	515	510,447
4.80%, 04/05/26	205	207,140
5.13%, 05/28/24	505	507,475
5.52%, 09/30/28 (Call 09/30/27)(a)	555	568,542
6.00%, 12/19/23	613	624,175
NatWest Markets PLC
0.80%, 08/12/24(b)	495	461,766
1.60%, 09/29/26(b)	1,160	1,039,847
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26), (SOFR + 1.050%)(a)(d)	400	359,956
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(d)(e)	400	374,908
NBK Tier 1 Financing Ltd., 3.63%, (Call 08/24/26)(a)(d)(e)	200	179,936
NBK Tier 2 Ltd., 2.50%, 11/24/30 (Call 11/24/25)(a)(d)	400	364,456
NCB Tier 1 Sukuk Ltd., 3.50%, (Call 07/26/26)(a)(d)(e)	600	567,270
Nederlandse Waterschapsbank NV
1.75%, 01/15/25(b)(c)	1,410	1,369,843
2.38%, 03/24/26(b)	200	195,662
NongHyup Bank
0.88%, 07/28/24(d)	200	189,818
1.25%, 07/20/25(d)	400	371,808
Nordea Bank Abp
0.63%, 05/24/24(b)	220	207,959
1.50%, 09/30/26(b)	400	362,012
3.60%, 06/06/25(b)	340	338,783
Norinchukin Bank (The), 1.28%, 09/22/26(b)	875	791,227

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(a)	$100	$94,762
3.95%, 10/30/25	170	172,751
4.00%, 05/10/27 (Call 04/10/27)	670	688,921
NRW Bank
0.38%, 02/10/25(d)	600	563,484
0.63%, 05/19/25(d)	48	45,004
0.75%, 10/25/24(d)	95	90,412
0.88%, 03/09/26(d)	405	375,119
1.88%, 07/31/24(d)	1,429	1,398,091
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	535	493,794
0.50%, 02/02/26	85	78,010
1.50%, 02/12/25	1,177	1,136,370
3.13%, 11/07/23	200	200,228
Oversea-Chinese Banking Corp Ltd., 4.60%, 06/15/32 (Call 06/15/27)(a)(d)	200	200,262
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30 (Call 09/10/25)(a)(b)	1,030	950,041
4.25%, 06/19/24(b)	515	518,095
Philippine National Bank, 3.28%, 09/27/24(d)	600	581,034
PNC Bank N.A.
3.88%, 04/10/25 (Call 03/10/25)	230	230,200
2.50%, 08/27/24 (Call 07/27/24)	250	246,143
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)	695	633,930
2.20%, 11/01/24 (Call 10/02/24)	750	731,138
2.60%, 07/23/26 (Call 05/23/26)	70	67,569
3.50%, 01/23/24 (Call 12/23/23)	1,052	1,055,787
3.90%, 04/29/24 (Call 03/29/24)	999	1,003,805
QIB Sukuk Ltd.
1.95%, 10/27/25(d)	200	188,102
2.72%, 02/07/25, (3 mo. LIBOR US + 1.350%)(a)(d)	400	400,680
3.98%, 03/26/24(d)	600	602,004
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(d)	280	281,767
QNB Finance Ltd.
1.38%, 01/26/26(d)	400	367,868
1.63%, 09/22/25(d)	600	559,788
2.63%, 05/12/25(d)	600	579,678
2.75%, 02/12/27(d)	200	190,384
3.02%, 03/12/24(a)(d)	400	401,708
3.50%, 03/28/24(d)	600	597,414
QNB Finansbank AS, 6.88%, 09/07/24(d)	200	199,494
Rakfunding Cayman Ltd., 4.13%, 04/09/24(d)	200	199,232
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)	632	612,838
RHB Bank Bhd, 3.77%, 02/19/24(d)	200	200,156
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25)(a)(d)	800	766,760
Rizal Commercial Banking Corp., 3.00%, 09/11/24(d)	200	194,056
Royal Bank of Canada
0.43%, 01/19/24	283	271,040
0.65%, 07/29/24	840	793,800
0.75%, 10/07/24	710	667,031
0.88%, 01/20/26	550	501,188
1.15%, 06/10/25	434	405,838
1.15%, 07/14/26	530	481,733
1.20%, 04/27/26	1,038	949,334
1.40%, 11/02/26	765	694,375
1.60%, 01/21/25	220	210,041
2.05%, 01/21/27(c)	755	703,011
Security	Par (000)	Value
Banks (continued)
2.25%, 11/01/24	$839	$818,268
2.55%, 07/16/24	690	677,442
3.38%, 04/14/25	190	189,046
3.63%, 05/04/27(c)	800	791,024
3.70%, 10/05/23	1,184	1,190,772
3.97%, 07/26/24	950	955,548
4.24%, 08/03/27	1,000	1,011,850
4.65%, 01/27/26	620	633,187
Samba Funding Ltd., 2.75%, 10/02/24(d)	600	583,608
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(a)	221	197,039
3.24%, 10/05/26 (Call 08/05/26)	165	156,823
3.45%, 06/02/25 (Call 05/02/25)	806	782,392
3.50%, 06/07/24 (Call 05/07/24)	402	397,928
4.26%, 06/09/25 (Call 06/09/24), (SOFR + 1.380%)(a)	535	528,409
4.50%, 07/17/25 (Call 04/17/25)(c)	880	880,880
Santander UK Group Holdings PLC
1.09%, 03/15/25 (Call 03/15/24), (SOFR + 0.787%)(a)	225	211,376
1.53%, 08/21/26 (Call 08/21/25)(a)	485	438,217
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(a)	1,362	1,204,199
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(a)	650	584,071
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(a)	545	544,706
Santander UK PLC, 4.00%, 03/13/24	1,125	1,130,715
Shanghai Pudong Development Bank Co. Ltd., 1.00%, 01/19/24(d)	400	386,740
Shanghai Pudong Development Bank Co. Ltd./Hong Kong, 0.88%, 07/13/24(d)	400	381,008
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(c)(d)	200	182,366
3.88%, 03/24/26(c)(d)	200	197,872
4.48%, 04/24/25, (3 mo. LIBOR US + 1.700%)(a)(d)	600	615,162
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(d)	400	370,076
2.88%, (Call 05/12/26)(a)(d)(e)	400	341,584
3.34%, 02/05/30 (Call 02/05/25)(a)(d)	200	192,956
5.88%, (Call 08/13/23)(a)(d)(e)	200	198,564
Siam Commercial Bank PCL/Cayman Islands, 3.90%, 02/11/24(d)	400	401,256
SIB Sukuk Co. III Ltd., 2.85%, 06/23/25(d)	400	386,084
SIB Tier 1 Sukuk Co., 5.00%, (Call 07/02/25)(a)(d)(e)	200	196,560
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(a)	125	120,060
Skandinaviska Enskilda Banken AB, 3.70%, 06/09/25(b)	500	498,600
SNB Sukuk Ltd., 2.34%, 01/19/27(d)	400	374,124
Societe Generale SA
1.38%, 07/08/25(b)	500	461,925
1.49%, 12/14/26 (Call 12/14/25)(a)(b)	690	613,389
1.79%, 06/09/27 (Call 06/09/26)(a)(b)	1,115	986,073
2.23%, 01/21/26 (Call 01/21/25)(a)(b)	970	908,754
2.63%, 10/16/24(b)(c)	660	635,111
2.63%, 01/22/25(b)	1,210	1,156,421
2.80%, 01/19/28 (Call 01/19/27)(a)(b)	575	520,686
3.88%, 03/28/24(b)	525	520,611
4.25%, 09/14/23(b)	525	526,082
4.25%, 04/14/25(b)(c)	1,065	1,052,316
4.68%, 06/15/27(b)	200	202,312
4.75%, 11/24/25(b)	125	124,101
Standard Chartered PLC
0.99%, 01/12/25 (Call 01/12/24)(a)(b)	200	189,398
1.21%, 03/23/25 (Call 03/23/24)(a)(b)	350	330,719

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 01/14/27 (Call 01/14/26)(a)(b)	$720	$644,508
1.82%, 11/23/25 (Call 11/23/24)(a)(b)	1,290	1,203,505
2.61%, 01/12/28 (Call 01/12/27)(a)(b)	1,155	1,047,088
2.82%, 01/30/26 (Call 01/30/25), (3 mo. LIBOR US + 1.209%)(a)(b)	1,365	1,301,309
3.52%, 02/12/30 (Call 02/12/25)(a)(d)	500	478,155
3.79%, 05/21/25 (Call 05/21/24), (3 mo. LIBOR US + 1.560%)(a)(b)	745	732,074
3.97%, 03/30/26 (Call 03/30/25)(a)(b)	1,000	979,570
4.05%, 04/12/26(b)(c)	200	198,800
5.20%, 01/26/24(b)	420	423,158
State Bank of India/London
1.80%, 07/13/26(d)	400	366,644
4.38%, 01/24/24(d)	800	805,000
4.50%, 09/28/23(d)	200	201,642
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26), (SOFR + 0.560%)(a)	805	738,877
1.75%, 02/06/26 (Call 02/06/25), (SOFR + 0.441%)(a)(c)	285	272,024
2.20%, 02/07/28 (Call 02/07/27), (SOFR + 0.730%)(a)	1,005	940,238
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(a)	645	629,385
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(a)	145	140,875
3.30%, 12/16/24	406	407,851
3.55%, 08/18/25	357	359,595
3.70%, 11/20/23	591	596,437
3.78%, 12/03/24 (Call 12/03/23), (3 mo. LIBOR US + 0.770%)(a)	92	92,433
Sumitomo Mitsui Banking Corp., 3.40%, 07/11/24	260	257,280
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	1,170	1,056,522
1.40%, 09/17/26	1,480	1,328,981
1.47%, 07/08/25	1,015	946,264
2.17%, 01/14/27	355	326,735
2.35%, 01/15/25	455	437,341
2.45%, 09/27/24	325	314,467
2.63%, 07/14/26	1,735	1,654,444
2.70%, 07/16/24	452	442,449
3.36%, 07/12/27	1,000	966,350
3.78%, 03/09/26	525	523,121
3.94%, 10/16/23	366	368,126
4.44%, 04/02/24(b)	325	325,728
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(b)	625	584,775
1.05%, 09/12/25(b)	605	553,974
1.35%, 09/16/26(b)	705	636,051
2.55%, 03/10/25(b)	500	483,935
2.80%, 03/10/27(b)	685	653,058
Suncorp-Metway Ltd., 3.30%, 04/15/24(b)	372	368,313
SVB Financial Group
1.80%, 10/28/26 (Call 09/28/26)	490	444,386
3.50%, 01/29/25(c)	55	54,141
4.35%, 04/29/28 (Call 04/29/27)(a)	715	704,189
Svenska Handelsbanken AB
0.55%, 06/11/24(b)(c)	460	434,323
1.42%, 06/11/27 (Call 06/11/26)(a)(b)	610	552,215
3.65%, 06/10/25(b)	500	497,775
3.90%, 11/20/23	260	261,490
3.95%, 06/10/27(b)(c)	500	501,200
Swedbank AB
1.54%, 11/16/26(b)	1,180	1,078,296
3.36%, 04/04/25(b)	875	865,847
Security	Par (000)	Value

Banks (continued)
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(a)(c)	$155	$151,292
TC Ziraat Bankasi AS
5.13%, 09/29/23(d)	200	191,278
5.38%, 03/02/26(d)	400	329,164
Texas Capital Bancshares Inc., 4.00%, 05/06/31 (Call 05/06/26)(a)	200	181,422
Toronto-Dominion Bank (The)
0.55%, 03/04/24	665	635,693
0.75%, 09/11/25	515	472,461
0.75%, 01/06/26	1,225	1,112,937
1.15%, 06/12/25	723	676,359
1.20%, 06/03/26	805	735,134
1.25%, 12/13/24	650	616,837
1.25%, 09/10/26	955	866,901
1.45%, 01/10/25(c)	575	549,016
1.95%, 01/12/27	895	831,303
2.35%, 03/08/24	985	968,482
2.65%, 06/12/24	1,088	1,071,169
2.80%, 03/10/27	800	765,976
3.25%, 03/11/24	788	785,738
3.77%, 06/06/25	525	527,042
4.11%, 06/08/27	900	909,981
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	640	608,595
2.15%, 12/06/24 (Call 11/05/24)	250	242,510
2.64%, 09/17/29 (Call 09/17/24)(a)	300	285,870
3.20%, 04/01/24 (Call 03/01/24)	569	569,159
3.63%, 09/16/25 (Call 08/16/25)	325	324,051
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(a)	446	445,933
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)	139	129,422
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(a)	1,255	1,151,676
2.50%, 08/01/24 (Call 07/01/24)	1,101	1,081,821
2.85%, 10/26/24 (Call 09/26/24)	748	741,507
3.70%, 06/05/25 (Call 05/05/25)	500	503,405
3.75%, 12/06/23 (Call 11/06/23)	991	1,001,515
4.00%, 05/01/25 (Call 03/01/25)	611	617,837
4.12%, 06/06/28 (Call 06/06/27), (SOFR + 1.368%)(a)	320	321,581
4.26%, 07/28/26 (Call 07/28/25), (SOFR + 1.456%)(a)	1,000	1,006,740
Turkiye Is Bankasi AS
6.13%, 04/25/24(d)	600	553,458
7.75%, 01/22/30 (Call 01/22/25)(a)(d)	400	351,312
Turkiye Vakiflar Bankasi TAO
5.25%, 02/05/25(d)	400	344,084
6.50%, 01/08/26(d)	400	341,300
8.13%, 03/28/24(d)	200	189,194
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(c)	332	317,219
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(a)	620	579,012
2.40%, 07/30/24 (Call 06/28/24)	1,338	1,317,703
3.10%, 04/27/26 (Call 03/27/26)	593	583,144
3.38%, 02/05/24 (Call 01/05/24)	1,269	1,272,312
3.60%, 09/11/24 (Call 08/11/24)	789	795,067
3.70%, 01/30/24 (Call 12/29/23)(c)	35	35,313
3.95%, 11/17/25 (Call 10/17/25)	525	535,721
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(c)	620	600,557
2.80%, 01/27/25 (Call 12/27/24)	675	665,327

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Banks (continued)
UBS AG/London
0.45%, 02/09/24(b)	$200	$190,568
0.70%, 08/09/24(b)	645	607,958
1.25%, 06/01/26(b)(c)	1,405	1,272,340
1.38%, 01/13/25 (Call 12/13/24)(b)	755	712,743
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26)(a)(b)	380	341,544
1.49%, 08/10/27 (Call 08/10/26)(a)(b)(c)	565	501,178
4.13%, 09/24/25(b)	505	507,212
4.13%, 04/15/26(b)	400	398,704
4.49%, 05/12/26 (Call 05/12/25)(a)(b)(c)	460	462,585
4.75%, 05/12/28 (Call 05/12/27)(a)(b)	1,200	1,202,460
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26)(a)(b)	580	502,651
2.57%, 09/22/26 (Call 09/22/25)(a)(b)	705	627,048
5.86%, 06/19/32 (Call 06/19/27)(a)(b)	300	268,110
Union Bank of the Philippines, 2.13%, 10/22/25(d)	200	188,254
United Overseas Bank Ltd.
1.25%, 04/14/26(b)	200	185,982
1.75%, 03/16/31 (Call 03/16/26)(a)(d)	800	729,344
2.00%, 10/14/31 (Call 10/14/26)(a)(b)	200	181,402
3.75%, 04/15/29 (Call 04/15/24)(a)(b)	850	843,752
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(a)	215	194,728
Wachovia Corp., 7.57%, 08/01/26(g)	175	194,621
Warba Sukuk Ltd., 2.98%, 09/24/24(d)	200	196,880
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(a)(c)	540	509,593
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(a)	1,820	1,735,679
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)	1,375	1,305,631
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(a)	200	183,518
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(a)	1,908	1,835,439
3.00%, 02/19/25	1,660	1,642,636
3.00%, 04/22/26	1,705	1,655,146
3.00%, 10/23/26	965	936,947
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(a)	1,000	961,700
3.30%, 09/09/24	1,040	1,039,314
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(a)	3,205	3,098,145
3.55%, 09/29/25	705	702,991
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)	1,460	1,412,696
3.75%, 01/24/24 (Call 12/22/23)	2,205	2,218,076
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(a)	1,355	1,346,165
4.10%, 06/03/26	1,920	1,926,566
4.48%, 01/16/24	742	751,958
4.81%, 07/25/28	1,380	1,411,933
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(a)	25	22,789
Westpac Banking Corp.
1.02%, 11/18/24	640	606,150
1.15%, 06/03/26	1,010	921,564
2.35%, 02/19/25(c)	75	73,013
2.85%, 05/13/26	755	735,000
2.89%, 02/04/30 (Call 02/04/25)(a)	757	719,687
3.30%, 02/26/24(c)	886	886,576
3.35%, 03/08/27	550	544,599
4.32%, 11/23/31 (Call 11/23/26)(a)	700	681,317
Security	Par (000)	Value

Banks (continued)
Woori Bank
0.75%, 02/01/26(d)	$600	$543,144
2.00%, 01/20/27(d)	200	185,968
4.25%, (Call 10/04/24)(a)(d)(e)	200	189,924
4.75%, 04/30/24(d)	200	201,908
Yapi ve Kredi Bankasi AS
5.85%, 06/21/24(d)	400	368,056
7.88%, 01/22/31 (Call 01/22/26)(a)(d)	200	174,252
8.25%, 10/15/24(d)	200	190,326
		609,747,606
Beverages — 0.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	1,840	1,852,990
Bacardi Ltd., 4.45%, 05/15/25 (Call 03/15/25)(d)	690	689,117
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(c)	36	36,306
Coca-Cola Co. (The)
1.45%, 06/01/27	250	233,355
1.75%, 09/06/24(c)	910	893,638
3.38%, 03/25/27	200	203,396
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	115	115,200
Coca-Cola Europacific Partners PLC, 0.80%, 05/03/24(b)	500	475,165
Coca-Cola European Partners PLC, 1.50%, 01/15/27 (Call 12/15/26)(b)	200	181,172
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)	500	488,345
3.60%, 05/09/24	210	210,097
4.35%, 05/09/27 (Call 04/09/27)	377	381,875
4.40%, 11/15/25 (Call 09/15/25)	215	219,255
4.75%, 11/15/24	601	611,572
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	750	706,950
2.13%, 10/24/24 (Call 09/24/24)	485	469,917
3.50%, 09/18/23 (Call 08/18/23)	155	155,541
JDE Peet’s NV, 1.38%, 01/15/27 (Call 12/15/26)(b)	565	493,567
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 08/29/22)	1,390	1,329,994
2.55%, 09/15/26 (Call 06/15/26)	110	104,447
3.13%, 12/15/23 (Call 10/15/23)	519	518,107
4.42%, 05/25/25 (Call 03/25/25)	96	97,837
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	692	661,600
PepsiCo Inc.
0.40%, 10/07/23	415	402,924
2.25%, 03/19/25 (Call 02/19/25)	1,061	1,042,029
2.75%, 04/30/25 (Call 01/30/25)(c)	295	293,454
2.85%, 02/24/26 (Call 11/24/25)	567	566,059
3.50%, 07/17/25 (Call 04/17/25)	75	76,019
3.60%, 03/01/24 (Call 12/01/23)	1,264	1,274,137
3.60%, 02/18/28	475	483,863
Suntory Holdings Ltd., 2.25%, 10/16/24 (Call 09/16/24)(b)	305	291,174
		15,559,102
Biotechnology — 0.2%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	507	489,777
2.20%, 02/21/27 (Call 12/21/26)	1,035	981,905
2.60%, 08/19/26 (Call 05/19/26)	585	568,216
3.13%, 05/01/25 (Call 02/01/25)(c)	279	277,892
3.63%, 05/22/24 (Call 02/22/24)	417	419,611
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	190	190,181

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	$1,086	$1,093,287
Bio-Rad Laboratories Inc., 3.30%, 03/15/27 (Call 02/15/27)	160	154,418
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(b)	200	201,564
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 08/09/22)	1,349	1,310,715
2.50%, 09/01/23 (Call 07/01/23)	399	396,095
2.95%, 03/01/27 (Call 12/01/26)(c)	260	253,214
3.50%, 02/01/25 (Call 11/01/24)	558	560,734
3.65%, 03/01/26 (Call 12/01/25)	1,603	1,608,306
3.70%, 04/01/24 (Call 01/01/24)	1,136	1,145,315
Royalty Pharma PLC
0.75%, 09/02/23	286	276,419
1.20%, 09/02/25 (Call 08/02/25)	615	565,726
		10,493,375
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	138	133,151
2.49%, 02/15/27 (Call 12/15/26)	500	469,720
Cemex SAB de CV, 7.38%, 06/05/27 (Call 06/05/23)(d)	200	202,904
Cemex SAB De CV, 5.13%, (Call 06/08/26)(a)(d)(e)	400	332,956
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(b)	705	704,408
Eco Material Technologies Inc., 7.88%, 01/31/27 (Call 01/31/24)(b)	240	213,156
Fortune Brands Home & Security Inc.
4.00%, 09/21/23 (Call 08/21/23)	400	401,352
4.00%, 06/15/25 (Call 03/15/25)(c)	60	60,036
InterCement Financial Operations BV, 5.75%, 07/17/24 (Call 08/29/22)(b)	200	149,874
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 08/29/22)(b)	210	193,725
6.25%, 05/15/25 (Call 08/29/22)(b)	125	124,450
Johnson Controls International PLC, 3.63%, 07/02/24 (Call 04/02/24)(g)	50	49,940
Koppers Inc., 6.00%, 02/15/25 (Call 08/29/22)(b)	275	258,093
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)	390	361,109
3.00%, 11/15/23 (Call 09/15/23)(c)	72	71,397
Martin Marietta Materials Inc., 4.25%, 07/02/24 (Call 04/02/24)	144	145,117
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	310	301,131
4.20%, 12/01/24 (Call 09/01/24)	287	289,006
Standard Industries Inc./NJ, 5.00%, 02/15/27 (Call 08/29/22)(b)	385	371,159
Summit Materials LLC/Summit Materials Finance Corp.,
6.50%, 03/15/27 (Call 08/09/22)(b)(c)	30	29,623
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)(c)	11	11,183
West China Cement Ltd., 4.95%, 07/08/26 (Call 07/08/24)(d)	600	436,428
		5,309,918
Chemicals — 0.5%
Cerdia Finanz GmbH, 10.50%, 02/15/27 (Call 02/15/24)(b)	125	99,804
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	551	524,073
Alpek SAB de CV, 5.38%, 08/08/23(d)	200	202,540
Bluestar Finance Holdings Ltd.
3.10%, (Call 07/12/24)(a)(d)(e)	200	192,114
3.38%, 07/16/24(d)	400	394,772
Braskem Netherlands Finance BV, 8.50%, 01/23/81 (Call 10/24/25)(a)(d)	200	207,030
Security	Par (000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	$560	$477,837
3.50%, 05/08/24 (Call 04/08/24)	452	444,908
5.90%, 07/05/24	1,000	1,007,520
6.05%, 03/15/25	1,000	1,008,740
6.17%, 07/15/27 (Call 06/15/27)	1,000	1,015,760
Chemours Co. (The), 5.38%, 05/15/27 (Call 02/15/27)	255	244,744
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(b)(c)	264	259,689
5.13%, 04/01/25 (Call 03/01/25)(b)	75	77,920
CNAC HK Finbridge Co. Ltd.
2.00%, 09/22/25(d)	400	372,892
3.35%, (Call 09/22/23)(a)(d)(e)	600	588,222
3.38%, 06/19/24(d)	200	197,572
4.88%, 03/14/25(d)	800	810,632
Consolidated Energy Finance SA, 6.50%, 05/15/26 (Call 08/09/22)(b)	200	186,946
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/29/22)(b)(c)	235	206,863
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	1,577	1,592,297
4.49%, 11/15/25 (Call 09/15/25)	970	994,871
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	470	468,026
Ecolab Inc., 1.65%, 02/01/27 (Call 01/01/27)(c)	485	454,954
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)	720	688,104
Equate Petrochemical BV, 4.25%, 11/03/26(d)	200	197,470
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(d)	325	323,589
FMC Corp., 4.10%, 02/01/24 (Call 11/01/23)	77	77,201
Formosa Group Cayman Ltd., 3.38%, 04/22/25(d)	400	392,280
GPD Companies Inc., 10.13%, 04/01/26 (Call 08/29/22)(b)	250	230,505
Hanwha Total Petrochemical Co. Ltd., 3.88%, 01/23/24(d)	200	200,020
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(c)	150	139,636
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)(c)	280	246,683
International Flavors & Fragrances Inc., 1.23%, 10/01/25 (Call 09/01/25)(b)	828	759,218
Iris Holdings Inc., 8.75%, 02/15/26 (Call 02/15/23), (9.50% PIK)(b)(c)(f)	95	75,792
LG Chem Ltd.
1.38%, 07/07/26(d)	400	361,472
3.25%, 10/15/24(d)	200	197,282
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	68	67,130
3.20%, 01/30/26 (Call 10/30/25)(c)	260	260,767
LYB Finance Co. BV, 8.10%, 03/15/27(b)(c)	116	134,393
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	550	505,939
LyondellBasell Industries NV, 5.75%, 04/15/24 (Call 01/15/24)	255	261,375
Mativ Inc., 6.88%, 10/01/26 (Call 08/29/22)(b)(c)	175	154,142
MEGlobal Canada ULC, 5.00%, 05/18/25(d)	800	810,896
Methanex Corp., 4.25%, 12/01/24 (Call 09/01/24)	260	251,844
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	759	765,391
Nutrien Ltd., 3.00%, 04/01/25 (Call 01/01/25)	101	99,472
OCI NV, 4.63%, 10/15/25 (Call 10/15/22)(b)(c)	162	157,255
OCP SA
4.50%, 10/22/25(d)	400	394,340
5.63%, 04/25/24(d)	309	312,866
Orbia Advance Corp. SAB de CV, 1.88%, 05/11/26 (Call 04/11/26)(d)	400	361,256

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Polar U.S. Borrower LLC/Schenectady International Group Inc., 6.75%, 05/15/26 (Call 05/15/23)(b)(c)	$155	$103,793
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	530	483,895
2.40%, 08/15/24 (Call 07/15/24)	515	502,491
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/29/22)(b)	290	273,902
Rayonier AM Products Inc.
5.50%, 06/01/24 (Call 08/29/22)(b)(c)	200	199,954
7.63%, 01/15/26 (Call 01/15/24)(b)	237	212,103
SABIC Capital II BV, 4.00%, 10/10/23(d)	500	500,645
Sasol Financing USA LLC
4.38%, 09/18/26 (Call 08/18/26)(c)	200	184,862
5.88%, 03/27/24 (Call 02/27/24)(c)	699	699,063
SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26 (Call 11/01/23)(b)	400	335,268
Sherwin-Williams Co. (The)
3.13%, 06/01/24 (Call 04/01/24)	621	617,833
3.45%, 08/01/25 (Call 05/01/25)	275	271,964
3.45%, 06/01/27 (Call 03/01/27)	1,000	986,580
3.95%, 01/15/26 (Call 10/15/25)	50	50,018
SPCM SA, 3.13%, 03/15/27 (Call 03/15/24)(b)	200	170,504
Syngenta Finance NV, 4.89%, 04/24/25 (Call 02/24/25)(b)	505	506,384
TPC Group Inc., 10.88%, 08/01/24 (Call 08/29/22)(b)	50	50,666
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 08/29/22)(b)(c)	245	211,435
Unigel Luxembourg SA, 8.75%, 10/01/26 (Call 10/01/22)(d)	200	200,380
Venator Finance Sarl/Venator Materials LLC
5.75%, 07/15/25 (Call 08/29/22)(b)	205	154,248
9.50%, 07/01/25 (Call 08/29/22)(b)	100	98,365
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	540	533,812
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(b)	50	47,908
5.63%, 10/01/24(b)(c)	175	170,460
		28,023,577
Coal — 0.0%
Adaro Indonesia PT, 4.25%, 10/31/24 (Call 10/31/22)(d)	300	287,289
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 08/29/22)(b)(c)	210	208,847
China Shenhua Overseas Capital Co. Ltd., 3.88%, 01/20/25(d)	400	395,440
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Call 05/15/23)(b)	176	183,746
Indika Energy Capital IV Pte Ltd., 8.25%, 10/22/25 (Call 10/22/22)(d)	250	241,910
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 08/29/22)(b)	185	188,802
PIC AU Holdings LLC/PIC AU Holdings Corp., 10.00%, 12/31/24 (Call 01/30/23)(b)	17	17,359
		1,523,393
Commercial Services — 0.5%
Adani Ports & Special Economic Zone Ltd., 3.38%, 07/24/24(d)	400	389,076
Albion Financing 1 Sarl/Aggreko Holdings Inc.
6.13%, 10/15/26 (Call 10/15/23)(b)	285	251,094
8.75%, 04/15/27 (Call 10/15/23)(b)	225	201,276
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26 (Call 08/29/22)(b)	915	887,458
Alta Equipment Group Inc., 5.63%, 04/15/26 (Call 04/15/23)(b)	155	130,034
Security	Par (000)	Value

Commercial Services (continued)
Aptim Corp., 7.75%, 06/15/25 (Call 08/15/22)(b)	$270	$188,911
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(b)(c)	305	302,526
Ashtead Capital Inc., 1.50%, 08/12/26 (Call 07/12/26)(b)	430	378,357
Atento Luxco 1 SA, 8.00%, 02/10/26(d)	300	187,929
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	410	415,990
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.75%, 07/15/27 (Call 08/29/22)(b)	175	165,664
Bidvest Group UK PLC (The), 3.63%, 09/23/26 (Call 09/23/23)(d)	400	357,148
Block Inc., 2.75%, 06/01/26 (Call 05/01/26)(c)	520	485,446
Brink’s Co. (The), 5.50%, 07/15/25 (Call 08/29/22)(b)(c)	180	181,780
China Merchants Finance Co. Ltd., 4.75%, 08/03/25(d)	200	203,586
Cimpress PLC, 7.00%, 06/15/26 (Call 08/29/22)(b)	310	261,504
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)	150	149,936
3.70%, 04/01/27 (Call 01/01/27)	200	201,890
CMHI Finance BVI Co. Ltd.
3.50%, (Call 10/09/23)(a)(d)(e)	1,000	987,580
4.38%, 08/06/23(d)	400	403,364
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	335	336,618
CPI CG Inc., 8.63%, 03/15/26 (Call 03/15/23)(b)	164	157,568
DP World Salaam, 6.00%, (Call 10/01/25)(a)(d)(e)	800	802,232
Element Fleet Management Corp.
1.60%, 04/06/24 (Call 03/06/24)(b)(c)	40	38,203
3.85%, 06/15/25 (Call 05/15/25)(b)	61	59,877
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	697	676,327
2.60%, 12/15/25 (Call 11/15/25)	477	453,174
ERAC USA Finance LLC
2.70%, 11/01/23 (Call 09/01/23)(b)	316	311,646
3.30%, 12/01/26 (Call 09/01/26)(b)	210	203,834
3.80%, 11/01/25 (Call 08/01/25)(b)	320	317,216
3.85%, 11/15/24 (Call 08/15/24)(b)	515	511,117
Garda World Security Corp., 4.63%, 02/15/27 (Call 02/15/23)(b)(c)	300	271,200
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.13%, 07/31/26 (Call 08/29/22)(d)	400	376,340
GEO Group Inc. (The)
5.88%, 10/15/24 (Call 08/29/22)	50	46,754
6.00%, 04/15/26 (Call 08/29/22)	50	38,255
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	497	447,389
2.15%, 01/15/27 (Call 12/15/26)	530	480,774
2.65%, 02/15/25 (Call 01/15/25)	630	607,515
4.80%, 04/01/26 (Call 01/01/26)	516	520,876
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/09/22)(b)	50	50,305
Grand Canyon University, 4.13%, 10/01/24	280	267,781
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	610	534,061
Herc Holdings Inc., 5.50%, 07/15/27 (Call 08/29/22)(b)	575	575,368
Hertz Corp. (The), 4.63%, 12/01/26 (Call 12/01/23)(b)	250	226,218
HPHT Finance 21 Ltd., 2.00%, 03/19/26 (Call 02/19/26)(d)	800	749,472
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	235	206,607
Mersin Uluslararasi Liman Isletmeciligi AS, 5.38%, 11/15/24 (Call 11/15/22)(d)	200	180,758
MoneyGram International Inc., 5.38%, 08/01/26 (Call 08/01/23)(b)(c)	220	216,951
Moody’s Corp.
3.75%, 03/24/25 (Call 02/24/25)(c)	126	126,830
4.88%, 02/15/24 (Call 11/15/23)	291	296,756

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Nielsen Co. Luxembourg Sarl (The), 5.00%, 02/01/25 (Call 08/29/22)(b)	$265	$261,295
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(c)	856	822,325
2.40%, 10/01/24 (Call 09/01/24)	1,323	1,303,936
3.90%, 06/01/27 (Call 05/01/27)(c)	380	388,143
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(b)(c)	420	422,222
5.75%, 04/15/26(b)	670	680,606
PSA Treasury Pte Ltd., 2.50%, 04/12/26 (Call 10/12/25)(d)	200	195,102
Quanta Services Inc., 0.95%, 10/01/24 (Call 10/01/22)	409	381,274
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/29/22)(b)	250	250,385
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(b)	130	122,301
S&P Global Inc., 2.45%, 03/01/27 (Call 02/01/27)(b)	495	473,017
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(b)	395	391,670
9.25%, 04/15/25 (Call 03/16/25)(b)	410	417,068
Shanghai Port Group BVI Development Co. Ltd., 2.40%, 09/11/24(d)	400	390,280
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26 (Call 11/01/22)(b)	255	239,254
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(b)	380	349,121
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/15/22)(b)(c)	365	247,353
Triton Container International Ltd.
1.15%, 06/07/24 (Call 05/07/24)(b)	500	469,100
2.05%, 04/15/26 (Call 03/15/26)(b)	552	488,967
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	235	236,229
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/29/22)(b)	560	563,640
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26 (Call 04/15/23)(b)	445	443,692
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	786	743,352
Zhejiang Seaport International Co. Ltd., 1.98%, 03/17/26(d)	400	376,436
		27,475,339
Computers — 0.7%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	3,356	3,119,134
0.70%, 02/08/26 (Call 01/08/26)	1,565	1,446,107
1.13%, 05/11/25 (Call 04/11/25)	1,646	1,566,284
1.80%, 09/11/24 (Call 08/11/24)	844	826,259
2.05%, 09/11/26 (Call 07/11/26)	565	543,236
2.45%, 08/04/26 (Call 05/04/26)	1,405	1,377,687
2.50%, 02/09/25(c)	589	583,493
2.75%, 01/13/25 (Call 11/13/24)	844	840,270
2.85%, 05/11/24 (Call 03/11/24)	1,331	1,330,135
3.00%, 02/09/24 (Call 12/09/23)	1,267	1,267,507
3.00%, 06/20/27 (Call 03/20/27)	200	200,836
3.20%, 05/13/25(c)	807	813,085
3.20%, 05/11/27 (Call 02/11/27)	200	201,406
3.25%, 02/23/26 (Call 11/23/25)	175	176,566
3.35%, 02/09/27 (Call 11/09/26)	1,300	1,317,758
3.45%, 05/06/24	1,096	1,105,787
CA Magnum Holdings, 5.38%, 10/31/26 (Call 10/31/23)(d)	400	353,788
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(c)	1,046	1,051,795
4.90%, 10/01/26 (Call 08/01/26)	915	936,969
Security	Par (000)	Value
Computers (continued)
5.85%, 07/15/25 (Call 06/15/25)	$925	$970,778
6.02%, 06/15/26 (Call 03/15/26)	1,560	1,657,531
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/29/22)(c)	200	94,398
9.38%, 07/15/25 (Call 08/15/22)(b)(c)	325	252,532
DXC Technology Co., 1.80%, 09/15/26 (Call 08/15/26)	255	229,459
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(b)	279	85,215
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	630	565,986
Genpact Luxembourg Sarl, 3.38%, 12/01/24 (Call 11/01/24)	215	211,685
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(d)	200	182,314
Hewlett Packard Enterprise Co.
1.45%, 04/01/24 (Call 03/01/24)	857	828,822
4.45%, 10/02/23 (Call 09/02/23)	330	333,115
4.90%, 10/15/25 (Call 07/15/25)	1,170	1,202,912
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	635	579,755
2.20%, 06/17/25 (Call 05/17/25)	774	741,399
4.75%, 01/15/28 (Call 12/15/27)	1,000	1,013,930
International Business Machines Corp.
2.20%, 02/09/27 (Call 01/09/27)	1,560	1,471,470
3.00%, 05/15/24	1,580	1,572,147
3.30%, 05/15/26	1,055	1,050,516
3.45%, 02/19/26	1,155	1,159,874
3.63%, 02/12/24	908	912,068
7.00%, 10/30/25	155	171,763
Kyndryl Holdings Inc., 2.05%, 10/15/26 (Call 09/15/26)(b)	330	280,424
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	366	361,828
Lenovo Group Ltd., 5.88%, 04/24/25(d)	800	809,736
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	919	870,569
3.30%, 09/29/24 (Call 07/29/24)	250	247,830
Presidio Holdings Inc., 4.88%, 02/01/27 (Call 02/01/23)(b)	285	273,583
Seagate HDD Cayman
4.75%, 01/01/25	293	290,808
4.88%, 03/01/24 (Call 01/01/24)	259	257,884
4.88%, 06/01/27 (Call 03/01/27)	192	190,692
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25 (Call 08/09/22)(b)(c)	160	159,502
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(b)	581	573,596
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	1,345	1,327,367
Wipro IT Services LLC, 1.50%, 06/23/26 (Call 05/23/26)(c)(d)	400	363,624
		40,353,214
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co., 3.25%, 03/15/24	177	177,398
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(b)(c)	420	412,272
6.50%, 04/15/26 (Call 08/29/22)(b)(c)	305	294,389
Estee Lauder Companies Inc. (The), 2.00%, 12/01/24 (Call 11/01/24)	994	969,150
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25(b)	985	970,008
GSK Consumer Healthcare Capital US LLC, 3.38%, 03/24/27 (Call 02/24/27)(b)	945	928,311
Oriflame Investment Holding PLC, 5.13%, 05/04/26 (Call 05/15/23)(b)	305	182,622
Procter & Gamble Co. (The)
0.55%, 10/29/25(c)	1,285	1,197,093
1.00%, 04/23/26	160	149,880

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
1.90%, 02/01/27	$100	$95,996
2.80%, 03/25/27(c)	225	223,058
Unilever Capital Corp.
0.38%, 09/14/23	295	286,466
0.63%, 08/12/24 (Call 08/29/22)	325	309,741
2.00%, 07/28/26(c)	200	191,782
2.60%, 05/05/24 (Call 03/05/24)	795	789,062
2.90%, 05/05/27 (Call 02/05/27)	200	196,772
3.10%, 07/30/25(c)	535	533,882
3.25%, 03/07/24 (Call 02/07/24)	570	572,024
3.38%, 03/22/25 (Call 01/22/25)	100	100,280
		8,580,186
Distribution & Wholesale — 0.1%
Avient Corp., 5.75%, 05/15/25 (Call 08/29/22)(b)	335	336,708
BCPE Empire Holdings Inc., 7.63%, 05/01/27 (Call 05/01/23)(b)(c)	325	283,361
Chongqing Nan’an Urban Construction & Development Group Co. Ltd., 4.66%, 06/04/24(d)	600	592,944
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.50%, 06/10/24(d)	400	367,880
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/29/22)(b)	210	206,682
IAA Inc., 5.50%, 06/15/27 (Call 08/29/22)(b)	250	249,863
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/29/22)(b)(c)	440	433,844
Li & Fung Ltd.
4.38%, 10/04/24 (Call 09/04/24)(d)	400	380,400
4.50%, 08/18/25 (Call 07/18/25)(d)	200	185,718
Marubeni Corp.
1.32%, 09/18/25 (Call 08/18/25)(d)	900	826,362
3.56%, 04/26/24 (Call 03/26/24)(d)	200	198,208
Mitsubishi Corp.
1.13%, 07/15/26 (Call 06/15/26)(b)	400	363,476
2.50%, 07/09/24(d)	250	244,198
3.38%, 07/23/24(d)	200	198,598
Sumitomo Corp.
1.55%, 07/06/26(d)	400	366,624
2.60%, 07/09/24 (Call 06/09/24)(d)	700	683,389
Toyota Tsusho Corp., 2.60%, 09/19/24(d)	400	390,156
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 08/29/22)(b)	325	162,403
9.00%, 11/15/26 (Call 11/15/22)(b)	470	281,384
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	535	516,414
		7,268,612
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	505	484,941
1.65%, 10/29/24 (Call 09/29/24)	975	906,652
1.75%, 01/30/26 (Call 12/30/25)(c)	675	598,043
2.45%, 10/29/26 (Call 09/29/26)	1,110	990,464
2.88%, 08/14/24 (Call 07/14/24)(c)	530	508,440
3.15%, 02/15/24 (Call 01/15/24)	640	622,573
4.45%, 10/01/25 (Call 08/01/25)	200	195,728
4.50%, 09/15/23 (Call 08/15/23)	340	339,837
4.88%, 01/16/24 (Call 12/16/23)	540	540,005
6.50%, 07/15/25 (Call 06/15/25)	1,070	1,106,626
Series 3NC1, 1.75%, 10/29/24 (Call 10/29/22)	2,050	1,903,937
Affiliated Managers Group Inc., 3.50%, 08/01/25	284	282,890
AIG Global Funding
0.45%, 12/08/23(b)(c)	142	136,113
Security	Par (000)	Value

Diversified Financial Services (continued)
0.65%, 06/17/24(b)(c)	$735	$696,310
0.90%, 09/22/25(b)	560	507,970
Air Lease Corp.
0.70%, 02/15/24 (Call 01/15/24)	256	242,703
1.88%, 08/15/26 (Call 07/15/26)	350	311,916
2.20%, 01/15/27 (Call 12/15/26)	390	348,024
2.30%, 02/01/25 (Call 01/01/25)	525	497,542
2.88%, 01/15/26 (Call 12/15/25)	670	628,755
3.00%, 09/15/23 (Call 07/15/23)(c)	349	344,268
3.25%, 03/01/25 (Call 01/01/25)	382	370,838
3.38%, 07/01/25 (Call 06/01/25)	765	738,370
3.75%, 06/01/26 (Call 04/01/26)	160	153,382
4.25%, 02/01/24 (Call 01/01/24)	555	553,535
4.25%, 09/15/24 (Call 06/15/24)	583	578,050
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	187	183,133
4.25%, 06/15/26 (Call 04/15/26)	120	112,500
4.40%, 09/25/23 (Call 08/25/23)(c)	353	349,463
5.25%, 08/11/25 (Call 07/11/25)(b)	875	855,076
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	1,162	1,129,348
3.88%, 05/21/24 (Call 04/21/24)	741	738,466
4.63%, 03/30/25	183	185,163
4.75%, 06/09/27 (Call 05/09/27)	210	207,627
5.13%, 09/30/24	847	864,457
5.75%, 11/20/25 (Call 10/21/25)(c)	480	485,650
5.80%, 05/01/25 (Call 04/01/25)(c)	317	330,010
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(c)	980	908,862
2.25%, 03/04/25 (Call 02/01/25)	310	300,588
2.50%, 07/30/24 (Call 06/30/24)	1,406	1,380,298
2.55%, 03/04/27 (Call 02/01/27)	785	749,314
3.00%, 10/30/24 (Call 09/29/24)	262	259,542
3.13%, 05/20/26 (Call 04/20/26)	260	257,002
3.30%, 05/03/27 (Call 04/03/27)(c)	500	493,640
3.38%, 05/03/24	220	219,593
3.40%, 02/22/24 (Call 01/22/24)	1,091	1,088,611
3.63%, 12/05/24 (Call 11/04/24)	166	166,091
3.95%, 08/01/25 (Call 07/01/25)	1,000	1,008,960
4.20%, 11/06/25 (Call 10/06/25)	684	702,283
Ameriprise Financial Inc.
3.00%, 04/02/25 (Call 03/02/25)	149	146,883
3.70%, 10/15/24	179	179,526
4.00%, 10/15/23	555	558,652
Antares Holdings LP, 3.95%, 07/15/26 (Call 06/15/26)(b)	250	224,608
Apollo Management Holdings LP
4.00%, 05/30/24(b)	125	123,580
4.95%, 01/14/50 (Call 12/17/24)(a)(b)(c)	285	249,195
Ares Finance Co. III LLC, 4.13%, 06/30/51 (Call 06/30/26)(a)(b)	262	219,931
ASG Finance Designated Activity Co., 7.88%, 12/03/24 (Call 08/29/22)(b)	200	187,138
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(b)(c)	30	26,310
1.95%, 09/20/26 (Call 08/20/26)(b)	850	729,198
4.13%, 08/01/25 (Call 06/01/25)(b)	650	617,890
4.38%, 01/30/24 (Call 12/30/23)(b)	327	320,794
4.88%, 10/01/25 (Call 07/01/25)(b)	45	43,775
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(b)	620	539,326

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
2.53%, 11/18/27 (Call 10/18/27)(b)	$914	$756,381
2.88%, 02/15/25 (Call 01/15/25)(b)	635	588,626
3.25%, 02/15/27 (Call 12/15/26)(b)	30	26,274
3.95%, 07/01/24 (Call 06/01/24)(b)	553	531,372
4.25%, 04/15/26 (Call 03/15/26)(b)	715	662,540
4.38%, 05/01/26 (Call 03/01/26)(b)	495	463,478
5.25%, 05/15/24 (Call 04/15/24)(b)	318	314,337
5.50%, 01/15/26 (Call 12/15/25)(b)	240	234,391
Banco BTG Pactual SA/Cayman Islands
2.75%, 01/11/26 (Call 12/11/25)(d)	200	180,760
4.50%, 01/10/25 (Call 12/10/24)(c)(d)	600	586,236
BGC Partners Inc., 3.75%, 10/01/24 (Call 09/01/24)	408	398,310
Blue Bright Ltd., 2.38%, 02/09/26(d)	400	374,156
BOC Aviation Ltd.
1.75%, 01/21/26 (Call 12/21/25)(d)	600	551,274
2.63%, 01/17/25 (Call 12/17/24)(d)	600	575,730
2.75%, 12/02/23(d)	400	394,048
3.25%, 04/29/25 (Call 03/29/25)(b)	700	680,148
3.50%, 10/10/24 (Call 09/10/24)(d)	200	196,640
4.00%, 01/25/24 (Call 12/25/23)(d)	400	398,792
BOCOM International Blossom Ltd., 1.75%, 06/28/26(d)	200	185,920
Bocom Leasing Management Hong Kong Co. Ltd.
1.13%, 06/18/24(d)	200	190,044
4.38%, 01/22/24(d)	400	402,780
Brightsphere Investment Group Inc., 4.80%, 07/27/26	140	128,929
Brookfield Finance Inc., 4.00%, 04/01/24 (Call 02/01/24)	767	772,108
Cantor Fitzgerald LP
4.50%, 04/14/27 (Call 01/14/27)(b)	455	441,741
4.88%, 05/01/24 (Call 04/01/24)(b)	550	552,530
Capital One Bank USA NA, 2.28%, 01/28/26 (Call 01/28/25), (SOFR + 0.911%)(a)	755	722,256
Capital One Financial Corp.
1.34%, 12/06/24 (Call 12/06/23), (SOFR + 0.690%)(a)	1,223	1,173,591
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(a)	1,042	932,350
2.64%, 03/03/26 (Call 03/03/25), (SOFR + 1.290%)(a)	930	885,360
3.20%, 02/05/25 (Call 01/05/25)	517	507,777
3.30%, 10/30/24 (Call 09/30/24)	1,071	1,055,899
3.75%, 04/24/24 (Call 03/24/24)	432	432,052
3.75%, 07/28/26 (Call 06/28/26)	525	515,429
3.90%, 01/29/24 (Call 12/29/23)	1,177	1,178,271
4.20%, 10/29/25 (Call 09/29/25)	390	390,523
4.25%, 04/30/25 (Call 03/31/25)	300	302,808
4.93%, 05/10/28 (Call 05/10/27), (SOFR + 2.057%)(a)	605	611,177
4.99%, 07/24/26 (Call 07/24/25), (SOFR + 2.160%)(a)	1,000	1,007,050
Castlelake Aviation Finance DAC, 5.00%, 04/15/27 (Call 04/15/24)(b)(c)	205	172,018
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26 (Call 08/15/26)(d)	200	182,724
1.80%, 07/22/26(d)	400	369,544
1.99%, 07/21/25(d)	200	188,684
3.50%, 05/16/24(d)	400	396,876
CDBL Funding 1, 4.25%, 12/02/24(d)	400	400,856
CDBL Funding 2, 2.00%, 03/04/26(d)	1,000	935,340
Charles Schwab Corp. (The)
0.75%, 03/18/24 (Call 02/18/24)	760	733,020
0.90%, 03/11/26 (Call 02/11/26)	1,261	1,159,843
1.15%, 05/13/26 (Call 04/13/26)	864	796,159
2.45%, 03/03/27 (Call 02/03/27)	380	363,865
3.00%, 03/10/25 (Call 12/10/24)(c)	258	256,140
3.30%, 04/01/27 (Call 01/01/27)	200	198,730
Security	Par (000)	Value

Diversified Financial Services (continued)
3.45%, 02/13/26 (Call 11/13/25)(c)	$300	$301,770
3.55%, 02/01/24 (Call 01/01/24)	340	341,544
3.63%, 04/01/25 (Call 01/01/25)	10	10,047
3.75%, 04/01/24 (Call 03/02/24)	141	142,146
3.85%, 05/21/25 (Call 03/21/25)	184	187,192
4.20%, 03/24/25 (Call 02/24/25)	453	462,350
China Cinda 2020 I Management Ltd.
1.25%, 01/20/24 (Call 10/20/23)(d)	200	190,844
1.88%, 01/20/26 (Call 10/20/25)(d)	600	545,748
2.50%, 03/18/25 (Call 02/18/25)(d)	400	377,640
China Cinda 2020 I Mngmn Co., 3.25%, 01/28/27 (Call 10/28/26)(d)	400	370,708
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(d)	1,000	986,720
China Cinda Finance 2017 I Ltd.
4.10%, 03/09/24(d)	600	595,854
4.40%, 03/09/27(d)	400	387,112
China Development Bank Financial Leasing Co. Ltd.,
2.88%, 09/28/30 (Call 09/28/25)(a)(d)	600	571,758
China Great Wall International Holdings IV Ltd., 3.95%, (Call 07/31/24)(a)(d)(e)	200	176,144
China Great Wall International Holdings VI Ltd., 4.25%, 04/28/25	200	182,970
CICC Hong Kong Finance 2016 MTN Ltd.
1.63%, 01/26/24(d)	800	776,728
2.00%, 01/26/26(d)	400	378,156
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(b)	50	48,806
CITIC Securities Finance MTN Co. Ltd., 2.00%, 06/03/25(d)	600	571,104
Citigroup Global Markets Holdings Inc./United States,
4.10%, 06/12/24(d)(g)	102	102,113
Clifford Capital Pte Ltd.
1.12%, 03/23/26 (Call 02/23/26)(d)	400	372,320
1.73%, 09/10/24(d)	200	193,774
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	396	394,962
CMS International Gemstone Ltd., 1.30%, 09/16/24(d)	400	375,944
CNG Holdings Inc., 12.50%, 06/15/24 (Call 08/29/22)(b)	150	138,248
Coastal Emerald Ltd., 4.30%, (Call 08/01/24)(a)(d)(e)	600	569,610
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/09/22)(b)(c)	175	168,795
6.63%, 03/15/26 (Call 08/09/22)(c)	210	211,930
CSCIF Asia Ltd., 1.13%, 06/10/24(d)	600	571,956
CSI MTN Ltd., 3.38%, 04/21/25 (Call 03/21/25)(d)	200	196,714
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(d)	600	569,466
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	425	422,752
3.95%, 11/06/24 (Call 08/06/24)	265	264,573
4.50%, 01/30/26 (Call 11/30/25)(c)	327	327,621
Dongxing Voyage Co. Ltd., 3.25%, 08/15/24(d)	200	194,234
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)(c)	25	24,570
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	385	387,622
Enova International Inc.
8.50%, 09/01/24 (Call 08/29/22)(b)	123	116,872
8.50%, 09/15/25 (Call 08/29/22)(b)	230	213,852
Far East Horizon Ltd.
2.63%, 03/03/24(d)	400	357,696
3.38%, 02/18/25(d)	200	176,038
Finance of America Funding LLC, 7.88%, 11/15/25 (Call 11/15/22)(b)(c)	175	138,283
Franklin Resources Inc., 2.85%, 03/30/25	86	84,254
GFH Sukuk Ltd., 7.50%, 01/28/25(d)	400	390,480

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Global Aircraft Leasing Co. Ltd., 6.50%, 09/15/24 (Call 08/29/22), (7.25% PIK)(b)(f)	$874	$672,550
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(b)	150	129,075
5.38%, 12/01/24 (Call 08/29/22)(b)	275	261,247
Guangxi Financial Investment Group Co. Ltd., 3.60%, 11/18/23(d)	200	182,564
Guotai Junan Holdings Ltd., 2.00%, 04/21/26(d)	200	188,854
Guotai Junan International Holdings Ltd., 2.00%, 03/03/26(d)	200	188,160
Haitong International Finance Holdings 2015 Ltd., 2.11%, 03/12/25(d)	400	382,504
Haitong International Securities Group Ltd.
3.13%, 05/18/25(d)	200	194,124
3.38%, 07/19/24(d)	400	394,964
Home Point Capital Inc., 5.00%, 02/01/26 (Call 02/01/23)(b)	285	196,644
Horse Gallop Finance Ltd., 1.70%, 07/28/25(d)	600	562,794
ICBCIL Finance Co. Ltd.
1.25%, 08/02/24(d)	200	189,876
1.63%, 11/02/24(d)	400	380,600
1.75%, 08/25/25(d)	800	747,968
1.75%, 08/02/26(d)	200	184,232
2.25%, 11/02/26(d)	200	187,210
2.53%, 11/20/24, (3 mo. LIBOR US + 1.050%)(a)(d)	200	199,692
2.70%, 01/27/27(d)	400	379,664
3.63%, 05/19/26(d)	200	198,148
3.75%, 03/05/24(d)	600	598,590
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(d)	400	407,128
Intercontinental Exchange Inc.
3.65%, 05/23/25 (Call 04/23/25)	930	937,180
3.75%, 12/01/25 (Call 09/01/25)(c)	810	816,707
4.00%, 09/15/27 (Call 08/15/27)	2,000	2,013,500
Inventive Global Investments Ltd.
1.60%, 09/01/26(d)	200	183,922
1.65%, 09/03/25(d)	1,000	933,020
Invesco Finance PLC
3.75%, 01/15/26(c)	167	166,549
4.00%, 01/30/24	410	412,329
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(c)	64	65,022
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)(c)	175	155,327
JIC Zhixin Ltd., 1.50%, 08/27/25(d)	400	373,252
Joy Treasure Assets Holdings Inc.
1.88%, 11/17/25 (Call 10/17/25)(d)	200	182,560
2.88%, 09/24/24(d)	600	579,066
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(d)	200	181,612
KB Securities Co. Ltd., 2.13%, 11/01/26(d)	200	184,092
Korea Investment & Securities Co. Ltd.
1.38%, 07/19/24(d)	200	189,492
2.13%, 07/19/26(d)	200	183,742
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(d)	400	324,860
4.50%, 02/23/27(d)	200	158,470
Lazard Group LLC, 3.75%, 02/13/25(c)	124	123,163
LD Holdings Group LLC, 6.50%, 11/01/25 (Call 11/01/22)(b)	275	180,056
LeasePlan Corp. NV, 2.88%, 10/24/24(b)	620	596,744
Legend Fortune Ltd., 1.38%, 06/02/24(d)	600	574,230
Legg Mason Inc., 4.75%, 03/15/26	202	208,436
Security	Par (000)	Value

Diversified Financial Services (continued)
LFS Topco LLC, 5.88%, 10/15/26 (Call 10/15/23)(b)(c)	$175	$142,996
LSEGA Financing PLC
0.65%, 04/06/24 (Call 03/06/24)(b)	775	734,917
1.38%, 04/06/26 (Call 03/06/26)(b)	3,025	2,763,095
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(c)	787	768,159
3.30%, 03/26/27 (Call 01/26/27)	200	201,458
3.38%, 04/01/24	813	818,626
Mirae Asset Securities Co. Ltd.
2.63%, 07/30/25(d)	1,000	947,840
3.38%, 05/07/24(d)	200	196,696
Mitsubishi HC Capital Inc.
3.56%, 02/28/24 (Call 01/28/24)(b)	200	198,858
3.96%, 09/19/23 (Call 08/19/23)(b)	645	645,645
Muthoot Finance Ltd., 4.40%, 09/02/23(d)	200	193,900
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)	135	136,600
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27 (Call 01/15/23)(b)	280	259,529
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	320	288,810
5.88%, 10/25/24	280	276,343
6.13%, 03/25/24	405	405,097
6.75%, 06/25/25	230	224,586
6.75%, 06/15/26	245	233,272
7.25%, 09/25/23	150	152,366
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(b)	50	50,527
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(d)	200	182,346
Nomura Holdings Inc.
1.65%, 07/14/26	835	747,383
1.85%, 07/16/25	890	827,228
2.33%, 01/22/27	785	710,323
2.65%, 01/16/25	875	841,557
5.10%, 07/03/25	800	817,856
5.39%, 07/06/27	1,000	1,023,000
Nuveen Finance LLC, 4.13%, 11/01/24(b)	750	748,987
Ocean Laurel Co. Ltd., 2.38%, 10/20/25(d)	200	183,672
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(c)	375	322,177
6.13%, 03/15/24 (Call 09/15/23)	676	669,395
6.88%, 03/15/25	610	602,338
7.13%, 03/15/26	750	730,725
8.25%, 10/01/23	166	169,197
Ontario Teachers’ Finance Trust, 1.63%, 09/12/24(b)	500	484,765
ORIX Corp.
3.25%, 12/04/24(c)	286	282,454
4.05%, 01/16/24	845	849,014
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc.,
6.38%, 02/01/27 (Call 02/01/24)(b)(c)	240	231,247
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(b)	388	383,433
PennyMac Financial Services Inc., 5.38%, 10/15/25 (Call 10/15/22)(b)	365	342,260
PHH Mortgage Corp., 7.88%, 03/15/26 (Call 03/15/23)(b)	235	220,550
Pingan Real Estate Capital Ltd., 3.45%, 07/29/26(d)	400	341,012
Pioneer Reward Ltd., 2.00%, 04/09/26(d)	800	755,456
Power Finance Corp. Ltd.
3.25%, 09/16/24(d)	200	195,340
3.75%, 06/18/24(d)	200	197,798
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/02/24(d)	600	643,212
PRA Group Inc., 7.38%, 09/01/25 (Call 09/01/22)(b)(c)	160	159,006

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/29/22)(b)	$195	$176,510
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	235	231,999
4.88%, 03/15/27 (Call 09/15/26)	210	205,076
6.63%, 03/15/25 (Call 09/15/24)(c)	270	275,171
REC Ltd.
2.25%, 09/01/26(d)	200	181,032
2.75%, 01/13/27(d)	200	182,726
3.38%, 07/25/24(d)	400	392,056
3.50%, 12/12/24(d)	400	391,616
5.25%, 11/13/23(d)	200	202,412
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.,
2.88%, 10/15/26 (Call 10/15/23)(b)(c)	560	494,200
Sarana Multi Infrastruktur Persero PT, 2.05%, 05/11/26(d)	200	177,944
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(d)	200	187,302
Shinhan Card Co. Ltd.
1.38%, 10/19/25(d)	200	183,032
1.38%, 06/23/26(d)	200	180,306
Shriram Transport Finance Co. Ltd., 4.40%, 03/13/24(d)	400	378,600
SIHC International Capital Ltd., 4.35%, 09/26/23(d)	200	200,864
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(c)	240	210,600
4.20%, 10/29/25 (Call 09/29/25)(c)	295	286,799
State Elite Global Ltd., 3.55%, 10/24/24, (3 mo. LIBOR US + 0.770%)(a)(d)	400	399,348
Stifel Financial Corp., 4.25%, 07/18/24(c)	100	100,679
StoneX Group Inc., 8.63%, 06/15/25 (Call 08/29/22)(b)	195	199,146
Sumitomo Mitsui Finance & Leasing Co. Ltd., 2.51%, 01/22/25 (Call 12/22/24)(d)	200	192,556
Sunrise Cayman Ltd., 5.25%, 03/11/24(d)	200	200,172
SURA Asset Management SA
4.38%, 04/11/27(d)	150	140,649
4.88%, 04/17/24(d)	306	306,649
Synchrony Financial
4.25%, 08/15/24 (Call 05/15/24)	1,194	1,194,621
4.38%, 03/19/24 (Call 02/19/24)	405	404,684
4.50%, 07/23/25 (Call 04/23/25)	638	635,448
4.88%, 06/13/25 (Call 05/13/25)	585	583,251
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/29/22)(b)	39	38,450
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)(c)	385	359,667
5.75%, 06/15/27 (Call 06/15/24)(b)	250	218,500
USAA Capital Corp.
0.50%, 05/01/24(b)(c)	555	529,759
3.38%, 05/01/25(b)	860	859,862
Vertex Capital Investment Ltd., 4.75%, 04/03/24(d)	600	600,126
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)(c)	1,485	1,408,315
3.15%, 12/14/25 (Call 09/14/25)	1,310	1,311,323
VistaJet Malta Finance PLC/XO Management Holding Inc.,
7.88%, 05/01/27 (Call 05/01/24)(b)	255	234,995
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	510	461,550
2.85%, 01/10/25 (Call 12/10/24)	544	529,350
World Acceptance Corp., 7.00%, 11/01/26 (Call 11/01/23)(b)	170	122,194
Xingsheng BVI Co. Ltd., 1.38%, 08/25/24 (Call 07/25/24)(d)	200	189,668
Security	Par (000)	Value

Diversified Financial Services (continued)
XP Inc., 3.25%, 07/01/26 (Call 06/01/26)(d)	$400	$360,516
		128,726,995
Electric — 1.7%
Abu Dhabi National Energy Co. PJSC
3.88%, 05/06/24(d)	400	402,040
4.38%, 04/23/25(d)	300	304,749
4.38%, 06/22/26(d)	600	617,706
Adani Green Energy Ltd., 4.38%, 09/08/24(d)	400	372,928
Adani Transmission Ltd., 4.00%, 08/03/26(d)	200	190,146
AES Andes SA., 7.13%, 03/26/79 (Call 04/07/24)(a)(d)	600	546,042
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	677	610,972
3.30%, 07/15/25 (Call 06/15/25)(b)	710	677,326
Alabama Power Co., Series 13-A, 3.55%, 12/01/23	175	175,571
Alexander Funding Trust, 1.84%, 11/15/23(b)	150	143,712
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(a)	380	334,453
Ameren Corp.
1.95%, 03/15/27 (Call 02/15/27)	685	627,391
2.50%, 09/15/24 (Call 08/15/24)	614	596,022
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)	92	91,796
American Electric Power Co. Inc.
2.03%, 03/15/24	447	434,958
3.88%, 02/15/62 (Call 11/15/26)(a)	492	418,874
Series M, 0.75%, 11/01/23 (Call 08/29/22)	220	212,500
Series N, 1.00%, 11/01/25 (Call 10/01/25)	80	72,922
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	90	89,384
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)(c)	130	128,519
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	99	97,293
3.20%, 04/15/25 (Call 03/15/25)	549	538,635
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	243	244,737
4.05%, 04/15/25 (Call 03/15/25)(c)	1,229	1,257,009
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	495	497,564
Calpine Corp., 5.25%, 06/01/26 (Call 08/29/22)(b)(c)	220	220,607
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(d)	600	632,730
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	235	215,234
2.50%, 09/01/24 (Call 08/01/24)	139	134,704
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(d)	300	289,506
CGNPC International Ltd.
2.75%, 07/02/24(d)	800	787,448
3.88%, 09/11/23(d)	200	200,796
China Clean Energy Development Ltd., 4.00%, 11/05/25(d)	400	401,448
China Huadian Overseas Development 2018 Ltd., 3.38%, (Call 06/23/25)(a)(d)(e)	400	386,192
China Huadian Overseas Development Management Co. Ltd., 4.00%, (Call 05/29/24)(a)(d)(e)	400	396,812
China Huaneng Group Hong Kong Treasury Management Holding Ltd.
1.60%, 01/20/26(d)	400	376,720
2.60%, 12/10/24(d)	400	391,020
2.85%, (Call 12/09/23)(a)(d)(e)	600	588,012
3.08%, (Call 12/09/25)(a)(d)(e)	200	189,790
Chugoku Electric Power Co. Inc. (The), 2.40%, 08/27/24(d)	500	484,555
Cikarang Listrindo Tbk PT, 4.95%, 09/14/26 (Call 08/29/22)(d)	200	184,498

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	$73	$74,732
CLP Power HK Finance Ltd., 3.55%, (Call 02/06/25)(a)(d)(e)	200	188,000
Comision Federal de Electricidad
4.75%, 02/23/27(d)	400	388,984
4.88%, 01/15/24(d)	400	400,128
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)	20	18,243
Series A, 3.20%, 03/15/27 (Call 12/15/26)	200	198,394
Consolidated Edison Inc., Series A, 0.65%, 12/01/23 (Call 08/29/22)	150	144,677
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	396	386,334
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)(c)	187	187,838
Dominion Energy Inc.
3.07%, 08/15/24(g)	627	618,072
3.90%, 10/01/25 (Call 07/01/25)	170	170,757
Series A, 1.45%, 04/15/26 (Call 03/15/26)	935	867,128
Series A, 3.30%, 03/15/25 (Call 02/15/25)	500	496,240
Series D, 2.85%, 08/15/26 (Call 05/15/26)	100	96,317
DPL Inc., 4.13%, 07/01/25 (Call 04/01/25)	200	193,900
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/09/22)(b)	200	198,226
DTE Electric Co., 3.65%, 03/15/24 (Call 12/15/23)	42	42,313
DTE Energy Co.
Series C, 2.53%, 10/01/24(g)	385	374,078
Series F, 1.05%, 06/01/25 (Call 05/01/25)	1,071	995,569
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	976	899,852
2.65%, 09/01/26 (Call 06/01/26)	380	364,264
3.25%, 01/15/82 (Call 01/15/27)(a)	312	246,262
3.75%, 04/15/24 (Call 01/15/24)	729	731,734
3.95%, 10/15/23 (Call 07/15/23)	229	229,955
Duke Energy Florida LLC, 3.20%, 01/15/27 (Call 10/15/26)	450	447,044
Duke Energy Progress LLC
3.25%, 08/15/25 (Call 05/15/25)	315	316,282
3.38%, 09/01/23 (Call 08/01/23)	284	284,446
Edison International
3.55%, 11/15/24 (Call 10/15/24)	806	796,401
4.95%, 04/15/25 (Call 03/15/25)(c)	493	501,061
EDP Finance BV, 3.63%, 07/15/24(b)	860	852,673
Electricite de France SA, 3.63%, 10/13/25 (Call 07/13/25)(b)	1,340	1,335,055
Emera U.S. Finance LP
0.83%, 06/15/24	180	169,117
3.55%, 06/15/26 (Call 03/15/26)	225	218,448
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	319	311,159
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(b)	905	802,491
2.65%, 09/10/24(b)	625	605,394
4.25%, 06/15/25(b)	800	794,408
4.63%, 06/15/27 (Call 05/15/27)(b)(c)	800	793,208
Enel Generacion Chile SA, 4.25%, 04/15/24 (Call 01/15/24)	250	247,600
Enel SpA, 8.75%, 09/24/73 (Call 09/24/23)(a)(b)	500	514,805
Engie Energia Chile SA, 4.50%, 01/29/25(d)	200	194,828
Entergy Arkansas LLC, 3.70%, 06/01/24 (Call 03/01/24)	195	195,926
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	391	356,510
2.95%, 09/01/26 (Call 06/01/26)	100	96,138
Entergy Gulf States Louisiana LLC, 5.59%, 10/01/24	18	18,675
Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
4.05%, 09/01/23 (Call 06/01/23)	$295	$296,746
5.40%, 11/01/24	62	64,211
Eskom Holdings SOC Ltd.
6.75%, 08/06/23(d)	400	397,776
7.13%, 02/11/25(d)	800	747,872
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	793	769,535
Evergy Kansas Central Inc., 2.55%, 07/01/26 (Call 04/01/26)	30	28,867
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	60	60,265
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)	240	230,858
4.20%, 06/27/24	1,820	1,840,275
4.60%, 07/01/27 (Call 06/01/27)	1,620	1,670,852
Series H, 3.15%, 01/15/25 (Call 10/15/24)	139	136,925
Series L, 2.90%, 10/01/24 (Call 08/01/24)	482	473,179
Series N, 3.80%, 12/01/23 (Call 11/01/23)	460	461,385
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	560	511,498
Series U, 1.40%, 08/15/26 (Call 07/15/26)	150	135,965
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	315	301,975
3.40%, 04/15/26 (Call 01/15/26)	771	764,130
3.95%, 06/15/25 (Call 03/15/25)	483	485,975
Fells Point Funding Trust, 3.05%, 01/31/27 (Call 12/31/26)(b)	100	94,197
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)(c)	321	301,332
Series A, 1.60%, 01/15/26 (Call 12/15/25)	255	233,294
Series B, 4.40%, 07/15/27 (Call 04/15/27)	725	710,485
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	1,285	1,279,603
3.13%, 12/01/25 (Call 06/01/25)	60	60,107
3.25%, 06/01/24 (Call 12/01/23)	75	75,171
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(c)	280	267,294
Georgia Power Co., Series A, 2.20%, 09/15/24 (Call 08/15/24)	687	668,073
Guangzhou Development District Holding Group Co. Ltd., 2.60%, 12/15/23(d)	600	586,764
Hengjian International Investment Ltd., 1.88%, 06/23/25(d)	200	186,898
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(d)	400	390,592
Iberdrola International BV, 5.81%, 03/15/25	96	101,274
Interstate Power & Light Co., 3.25%, 12/01/24 (Call 09/01/24)	640	634,848
IPALCO Enterprises Inc., 3.70%, 09/01/24 (Call 07/01/24)	91	90,245
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(b)	600	608,478
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	50	48,663
3.65%, 06/15/24 (Call 03/15/24)	107	106,211
Jersey Central Power & Light Co., 4.70%, 04/01/24 (Call 01/01/24)(b)	406	407,587
Kansai Electric Power Co. Inc. (The), 2.55%, 09/17/24(d)	200	194,512
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(d)	200	189,382
3.60%, 05/06/25	200	198,912
Korea Electric Power Corp., 1.13%, 06/15/25(d)	600	557,676
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(d)	200	182,282
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(d)	200	182,470
Lamar Funding Ltd., 3.96%, 05/07/25(d)	714	686,047
Light Servicos de Eletricidade SA/Light Energia SA,
4.38%, 06/18/26 (Call 06/18/24)(d)	200	175,938
MidAmerican Energy Co., 3.50%, 10/15/24 (Call 07/15/24)	352	354,696

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Midland Cogeneration Venture LP, 6.00%, 03/15/25(b)(c)	$103	$99,728
Monongahela Power Co., 4.10%, 04/15/24 (Call 01/15/24)(b)	363	363,352
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	285	261,493
1.88%, 02/07/25(c)	550	531,471
2.85%, 01/27/25 (Call 10/27/24)	100	98,837
2.95%, 02/07/24 (Call 12/07/23)(c)	449	447,006
3.45%, 06/15/25	920	921,205
Series D, 1.00%, 10/18/24.	565	535,682
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	1,299	1,202,523
4.20%, 06/20/24	1,000	1,014,920
4.45%, 06/20/25	1,000	1,026,510
4.63%, 07/15/27 (Call 06/15/27)	1,000	1,036,300
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	305	301,520
4.25%, 07/15/24 (Call 04/15/24)(b)	355	351,542
Niagara Mohawk Power Corp., 3.51%, 10/01/24 (Call 07/01/24)(b)(c)	191	187,159
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(b)	415	379,800
3.75%, 06/15/24 (Call 05/15/24)(b)	390	381,576
6.63%, 01/15/27 (Call 08/15/22)(c)	210	213,289
NTPC Ltd.
3.75%, 04/03/24(d)	400	396,868
4.25%, 02/26/26(d)	200	200,040
4.38%, 11/26/24(d)	200	200,288
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	1,053	962,084
2.75%, 06/01/24 (Call 05/01/24)	237	234,033
2.95%, 04/01/25 (Call 01/01/25)	67	66,315
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	730	667,804
3.15%, 01/01/26	1,355	1,264,730
3.40%, 08/15/24 (Call 05/15/24)	215	207,331
3.45%, 07/01/25	504	483,321
3.50%, 06/15/25 (Call 03/15/25)	500	477,400
3.75%, 02/15/24 (Call 11/15/23)	214	209,825
3.85%, 11/15/23 (Call 08/15/23)	217	214,904
4.95%, 06/08/25	500	495,695
5.45%, 06/15/27 (Call 05/15/27)	600	594,552
PacifiCorp, 3.60%, 04/01/24 (Call 01/01/24)	100	100,513
Pampa Energia SA, 7.50%, 01/24/27 (Call 08/29/22)(d)	450	365,423
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(c)(d)	800	777,296
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	465	430,018
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	365	365,953
PPL Capital Funding Inc., 3.10%, 05/15/26 (Call 02/15/26)	10	9,684
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	68	68,238
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	62	56,961
3.25%, 09/01/23 (Call 08/01/23)	235	234,918
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	243	222,051
0.84%, 11/08/23 (Call 08/29/22)	570	550,740
2.88%, 06/15/24 (Call 05/15/24)	472	465,680
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	275	269,805
Security	Par (000)	Value

Electric (continued)
Rochester Gas and Electric Corp., 3.10%, 06/01/27 (Call 03/01/27)(b)	$50	$48,581
Saudi Electricity Global Sukuk Co. 3, 4.00%, 04/08/24(d)	600	605,010
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24(d)	400	402,780
Saudi Electricity Global Sukuk Co. 5, 1.74%, 09/17/25(d)	450	423,680
Sempra Energy
3.30%, 04/01/25 (Call 03/01/25)	295	291,838
4.13%, 04/01/52 (Call 01/01/27)(a)	452	382,374
SMC Global Power Holdings Corp.
5.70%, (Call 01/21/26)(a)(d)(e)	400	360,616
5.95%, (Call 05/05/25)(a)(d)(e)	400	364,528
6.50%, (Call 04/25/24)(a)(d)(e)	400	379,320
7.00%, (Call 10/21/25)(a)(d)(e)	600	566,574
Southern California Edison Co.
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	305	278,608
Series C, 3.50%, 10/01/23 (Call 07/01/23)	315	314,890
Series C, 4.20%, 06/01/25	680	689,921
Series D, 4.70%, 06/01/27 (Call 05/01/27)	585	600,467
Series E, 3.70%, 08/01/25 (Call 06/01/25)	409	409,425
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	545	533,315
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	617	587,655
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(a)	577	508,406
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)	659	614,616
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	320	291,165
4.15%, 12/01/25 (Call 09/01/25)	480	484,224
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	445	411,540
Southwestern Public Service Co., 3.30%, 06/15/24 (Call 12/15/23)	25	24,881
SP PowerAssets Ltd., 3.25%, 11/24/25(b)	200	198,242
SPIC Luxembourg Latin America Renewable Energy
Investment Co. Sarl, 4.65%, 10/30/23(d)	200	201,880
SPIC MTN Co. Ltd., 1.63%, 07/27/25(d)	800	750,728
State Grid Europe Development 2014 PLC, 3.13%, 04/07/25 (Call 03/07/25)(d)	800	791,944
State Grid Europe Development PLC, 3.25%, 04/07/27 (Call 03/07/27)(d)	600	595,056
State Grid Overseas Investment 2014 Ltd., 4.13%, 05/07/24(d)	800	810,456
State Grid Overseas Investment 2016 Ltd., 1.00%, 08/05/25 (Call 07/05/25)(d)	200	185,726
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26 (Call 08/08/26)(d)	200	183,140
2.88%, 05/18/26(d)	800	787,480
Tabreed Sukuk Spc Ltd., 5.50%, 10/31/25(d)	400	417,424
Tampa Electric Co., 3.88%, 07/12/24	625	627,781
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 08/29/22)(b)	225	214,839
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25(d)	600	561,438
2.30%, 10/16/24 (Call 09/16/24)(d)	600	584,796
3.15%, 06/02/26(d)	400	398,148
TNB Global Ventures Capital Bhd, 3.24%, 10/19/26(d)	200	194,598
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(d)	200	195,970
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	98,696
UHI Capital Ltd., 3.00%, 06/12/24(d)	200	196,392
Union Electric Co., 3.50%, 04/15/24 (Call 01/15/24)	50	50,242
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)(c)	43	43,028

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Electric (continued)
Series A, 3.10%, 05/15/25 (Call 02/15/25)(c)	$192	$190,781
Series A, 3.15%, 01/15/26 (Call 10/15/25)	420	417,614
Series B, 3.75%, 05/15/27 (Call 04/15/27)	500	506,895
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(b)	1,425	1,380,611
3.70%, 01/30/27 (Call 11/30/26)(b)(c)	330	309,665
5.13%, 05/13/25(b)	100	100,079
5.50%, 09/01/26 (Call 08/09/22)(b)	440	445,566
5.63%, 02/15/27 (Call 08/09/22)(b)	610	611,720
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)	632	604,148
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	339	329,444
Xcel Energy Inc.
0.50%, 10/15/23 (Call 09/15/23)	317	306,298
1.75%, 03/15/27 (Call 02/15/27)	835	764,175
3.30%, 06/01/25 (Call 12/01/24)	386	382,935
Zhejiang Energy International Ltd., 1.74%, 07/20/26	200	185,234
		97,022,273
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)	168	167,765
Johnson Electric Holding, 4.13%, 07/30/24(d)	200	199,024
Molex Electronic Technologies LLC, 3.90%, 04/15/25 (Call 01/15/25)(b)	50	49,338
WESCO Distribution Inc., 7.13%, 06/15/25 (Call 08/29/22)(b)	745	770,643
		1,186,770
Electronics — 0.2%
AAC Technologies Holdings Inc.
2.63%, 06/02/26 (Call 05/02/26)(d)	200	161,040
3.00%, 11/27/24 (Call 11/27/22)(d)	400	358,712
Allegion U.S. Holding Co. Inc., 3.20%, 10/01/24 (Call 08/01/24)	325	318,633
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	291	280,181
3.20%, 04/01/24 (Call 02/01/24)	149	148,633
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	490	482,371
4.00%, 04/01/25 (Call 01/01/25)	73	72,588
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	150	151,746
Competition Team Technologies Ltd., 3.75%, 03/12/24(d)	200	199,994
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	160	154,757
4.75%, 06/15/25 (Call 03/15/25)	90	90,140
Foxconn Far East Ltd., 1.63%, 10/28/25(d)	800	743,672
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	500	457,750
1.35%, 06/01/25 (Call 05/01/25)	572	547,101
2.30%, 08/15/24 (Call 07/15/24)	885	872,203
3.35%, 12/01/23	73	73,394
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(c)	60	59,194
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	735	669,850
4.25%, 05/15/27 (Call 04/15/27)	292	289,226
Keysight Technologies Inc., 4.55%, 10/30/24 (Call 07/30/24)	126	127,639
Legrand France SA, 8.50%, 02/15/25	338	374,294
Likewize Corp., 9.75%, 10/15/25 (Call 10/15/22)(b)	230	218,856
Sensata Technologies BV
4.88%, 10/15/23(b)	250	251,195
5.00%, 10/01/25(b)	385	386,236
Security	Par (000)	Value

Electronics (continued)
5.63%, 11/01/24(b)(c)	$210	$212,522
TD SYNNEX Corp.
1.25%, 08/09/24	587	550,935
1.75%, 08/09/26	560	500,679
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)	420	425,670
Tyco Electronics Group SA, 3.45%, 08/01/24 (Call 05/01/24)	65	65,103
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	405	357,295
		9,601,609
Energy - Alternate Sources — 0.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(d)	200	195,936
Aydem Yenilenebilir Enerji AS, 7.75%, 02/02/27 (Call 02/02/24)(d)	200	138,350
Contemporary Ruiding Development Ltd.
1.50%, 09/09/26(d)	400	357,580
1.88%, 09/17/25 (Call 08/17/25)(d)	600	554,982
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27 (Call 02/09/24)(b)	197	163,717
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/29/23)(d)	388	339,756
Greenko Investment Co., 4.88%, 08/16/23 (Call 08/29/22)(d)	200	194,160
Greenko Solar Mauritius Ltd.
5.55%, 01/29/25(d)	200	188,900
5.95%, 07/29/26 (Call 08/29/22)(d)	400	362,548
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/25 (Call 04/06/24)(d)	200	187,386
MSU Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 08/29/22)(d)	250	144,975
SK Battery America Inc.
1.63%, 01/26/24(d)	200	192,006
2.13%, 01/26/26(d)	400	364,128
Sunnova Energy Corp., 5.88%, 09/01/26 (Call 09/01/23)(b)(c)	215	202,055
Vena Energy Capital Pte Ltd., 3.13%, 02/26/25(d)	300	287,130
		3,873,609
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)(c)	475	482,092
Artera Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(b)	470	384,385
BCEG Hongkong Co. Ltd., 2.22%, 07/02/26 (Call 06/02/26)(d)	400	373,180
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/29/22)(b)(c)	490	407,528
Brundage-Bone Concrete Pumping Holdings Inc., 6.00%, 02/01/26 (Call 02/01/23)(b)	200	180,728
CCCI Treasure Ltd.
3.43%, (Call 11/21/24)(a)(d)(e)	600	578,778
3.65%, (Call 11/21/26)(a)(d)(e)	200	187,392
China Railway Xunjie Co. Ltd., 3.25%, 07/28/26(d)	400	396,092
China State Construction Finance Cayman I Ltd., 3.40%, (Call 06/08/26)(a)(d)(e)	400	377,332
China State Construction Finance Cayman III Ltd., 4.00%, (Call 12/03/24)(a)(d)(e)	200	196,788
Chongqing International Logistics Hub Park Construction Co. Ltd., 4.30%, 09/26/24(d)	200	182,140
Chouzhou International Investment Ltd., 4.00%, 02/18/25(d)	800	782,392
CRCC Hean Ltd., 1.88%, 05/20/26 (Call 04/20/26)(d)	600	563,856
Delhi International Airport Ltd., 6.13%, 10/31/26(d)	200	181,618
Dianjian Haiyu Ltd.
3.45%, (Call 09/29/25)(a)(d)(e)	600	577,428
4.30%, (Call 06/20/24)(a)(d)(e)	600	596,784

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Engineering & Construction (continued)
Fluor Corp., 3.50%, 12/15/24 (Call 09/15/24)(c)	$351	$343,355
Fujian Zhanglong Group Co. Ltd., 3.45%, 12/19/23(d)	400	392,016
Henan Water Conservancy Investment Group Co. Ltd., 2.80%, 09/18/25(d)	400	368,516
Hongkong International Qingdao Co. Ltd., 4.00%, 10/08/24(d)	200	194,468
INNOVATE Corp., 8.50%, 02/01/26 (Call 02/01/23)(b)	165	137,254
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(d)	250	246,645
Mexico City Airport Trust, 4.25%, 10/31/26 (Call 07/31/26)(c)(d)	400	376,564
Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, (Call 04/01/26)(a)(d)(e)	200	187,910
Promontoria Holding 264 BV, 7.88%, 03/01/27 (Call 03/01/24)(b)(c)	215	198,690
Sepco Virgin Ltd., 3.55%, (Call 10/25/24)(a)(d)(e)	200	194,810
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(b)	23	22,420
3.63%, 04/28/26 (Call 01/28/26)(b)	350	340,700
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/15/22)(b)(c)	250	222,982
Wuhan Metro Group Co. Ltd., 2.96%, 09/24/24(d)	400	391,636
Xingcheng Bvi Ltd., 2.38%, 10/08/26(d)	200	182,362
Yongda Investment Ltd., 2.25%, 06/16/25(d)	600	567,264
Yun-Top International Investment Co. BVI Ltd., 5.10%, 07/21/23(d)	200	198,166
		11,014,271
Entertainment — 0.3%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26 (Call 06/15/23), (12.00% PIK)(b)(c)(f)	720	570,514
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 08/29/22)(b)	200	190,658
Caesars Entertainment Inc.
6.25%, 07/01/25 (Call 08/09/22)(b)	1,650	1,647,904
8.13%, 07/01/27 (Call 07/01/23)(b)	307	307,365
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 08/09/22)(b)(c)	500	499,965
CCM Merger Inc., 6.38%, 05/01/26 (Call 11/01/22)(b)(c)	145	136,113
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 04/15/27 (Call 08/29/22)	250	243,505
5.50%, 05/01/25 (Call 08/29/22)(b)	440	443,186
Churchill Downs Inc., 5.50%, 04/01/27 (Call 08/29/22)(b)(c)	300	298,743
Cinemark USA Inc.
5.88%, 03/15/26 (Call 03/15/23)(b)	195	187,274
8.75%, 05/01/25 (Call 08/29/22)(b)	137	143,112
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	200	179,514
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 08/29/22)(b)(c)	211	210,943
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	375	357,956
6.25%, 01/15/27 (Call 07/15/26)(b)	375	380,205
6.50%, 02/15/25 (Call 08/15/24)(b)	375	382,744
Live Nation Entertainment Inc.
4.88%, 11/01/24 (Call 08/29/22)(b)(c)	285	282,925
5.63%, 03/15/26 (Call 08/29/22)(b)	175	172,335
6.50%, 05/15/27 (Call 05/15/23)(b)	600	616,512
Magallanes Inc.
3.43%, 03/15/24(b)	650	639,951
3.64%, 03/15/25(b)	1,455	1,426,235
3.76%, 03/15/27 (Call 02/15/27)(b)	1,825	1,754,318
3.79%, 03/15/25 (Call 03/15/23)(b)	100	97,797
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(b)	220	205,933
Security	Par (000)	Value

Entertainment (continued)
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 08/15/22)(b)(c)	$220	$224,974
8.00%, 02/01/26 (Call 02/01/23)(b)	584	518,529
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 08/29/22)(b)(c)	200	185,622
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(b)(c)	142	146,260
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26 (Call 11/01/22)(b)(c)	190	173,151
Scientific Games International Inc., 8.63%, 07/01/25 (Call 08/29/22)(b)	285	296,072
SeaWorld Parks & Entertainment Inc., 8.75%, 05/01/25 (Call 08/29/22)(b)(c)	120	124,616
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/29/22)(b)(c)	463	456,768
5.50%, 04/15/27 (Call 08/29/22)(b)(c)	250	237,518
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/29/22)(b)(c)	297	305,358
Universal Entertainment Corp., 8.50%, 12/11/24 (Call 12/11/23)(b)(c)	420	409,235
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/29/22)(b)(c)	310	316,959
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
7.75%, 04/15/25 (Call 08/29/22)(b)	325	324,750
		15,095,519
Environmental Control — 0.1%
Clean Harbors Inc., 4.88%, 07/15/27 (Call 08/29/22)(b)	250	248,367
FS Luxembourg Sarl, 10.00%, 12/15/25(d)	400	408,940
GFL Environmental Inc.
3.75%, 08/01/25 (Call 08/29/22)(b)	360	349,337
4.25%, 06/01/25 (Call 08/29/22)(b)	255	254,105
5.13%, 12/15/26 (Call 12/15/22)(b)	305	306,906
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)	375	342,296
2.50%, 08/15/24 (Call 07/15/24)	968	948,379
3.20%, 03/15/25 (Call 12/15/24)	197	194,997
Stericycle Inc., 5.38%, 07/15/24 (Call 08/15/22)(b)	300	299,019
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	170	186,126
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)	510	468,976
3.13%, 03/01/25 (Call 12/01/24)	405	403,765
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 08/29/22)(b)	270	249,809
		4,661,022
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	360	334,408
4.63%, 01/15/27 (Call 01/15/23)(b)	635	602,717
7.50%, 03/15/26 (Call 08/29/22)(b)	321	332,412
Almarai Sukuk Ltd., 4.31%, 03/05/24(d)	400	402,376
Alsea SAB de CV, 7.75%, 12/14/26 (Call 12/14/23)(d)	200	189,752
Aragvi Finance International SR, 8.45%, 04/29/26 (Call 04/29/24)(d)	250	180,955
B&G Foods Inc., 5.25%, 04/01/25 (Call 08/29/22)	430	414,266
Blossom Joy Ltd., 3.10%, (Call 07/21/25)(a)(d)(e)	600	573,366
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	232	229,576
3.95%, 03/15/25 (Call 01/15/25)	547	550,900
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(c)(d)	400	380,952
5.15%, 02/12/25 (Call 11/12/24)(c)(d)	200	200,220
China Mengniu Dairy Co. Ltd.
1.88%, 06/17/25 (Call 05/17/25)(d)	600	562,506

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
4.25%, 08/07/23(d)	$200	$201,108
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26 (Call 06/14/26)(d)	400	353,852
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/29/22)(b)(c)	270	260,250
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	1,201	1,209,155
4.60%, 11/01/25 (Call 09/01/25)	540	548,797
Danone SA
2.59%, 11/02/23 (Call 09/02/23)(b)(c)	570	564,425
2.95%, 11/02/26 (Call 08/02/26)(b)	800	778,008
FAGE International SA/FAGE USA Dairy Industry Inc.,
5.63%, 08/15/26 (Call 08/29/22)(b)	20	17,870
General Mills Inc.
3.65%, 02/15/24 (Call 11/15/23)	223	223,992
4.00%, 04/17/25 (Call 02/17/25)	505	511,530
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(d)	200	199,316
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)	635	595,446
2.05%, 11/15/24 (Call 10/15/24)	520	507,312
2.30%, 08/15/26 (Call 05/15/26)(c)	25	24,217
3.20%, 08/21/25 (Call 05/21/25)	30	29,898
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 08/09/22)(b)	165	109,128
JBS Finance Luxembourg Sarl, 2.50%, 01/15/27 (Call 12/15/26)(b)	480	427,195
JBS USA LUX SA/JBS USA Food Co/JBS USA
Finance Inc., 5.13%, 02/01/28 (Call 01/01/28)(b)	250	249,517
JM Smucker Co. (The), 3.50%, 03/15/25	1,140	1,141,060
Kellogg Co.
2.65%, 12/01/23	611	606,411
3.25%, 04/01/26	235	232,829
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	1,281	1,240,085
3.88%, 05/15/27 (Call 02/15/27)	500	496,960
Kroger Co. (The)
3.50%, 02/01/26 (Call 11/01/25)	425	424,881
4.00%, 02/01/24 (Call 11/01/23)	432	435,210
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(b)	110	99,464
2.70%, 04/01/25 (Call 03/01/25)(b)(c)	339	333,651
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	315	285,384
3.15%, 08/15/24 (Call 06/15/24)(c)	324	321,026
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(b)	525	493,185
1.25%, 09/24/26 (Call 08/24/26)(b)	515	466,116
2.25%, 09/19/24 (Call 08/19/24)(b)	290	281,288
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	691	656,837
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 08/29/22)(d)	400	402,100
Nestle Holdings Inc.
0.38%, 01/15/24(b)	300	288,237
0.63%, 01/15/26 (Call 12/15/25)(b)	400	366,848
1.15%, 01/14/27 (Call 12/14/26)(b)	410	375,671
3.35%, 09/24/23 (Call 08/24/23)(b)(c)	855	857,334
3.50%, 09/24/25 (Call 07/24/25)(b)	450	454,977
Performance Food Group Inc., 6.88%, 05/01/25 (Call 08/29/22)(b)(c)	150	152,332
Post Holdings Inc., 5.75%, 03/01/27 (Call 08/15/22)(b)(c)	250	250,100
Security	Par (000)	Value

Food (continued)
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(d)	$600	$579,330
Sigma Holdco BV, 7.88%, 05/15/26 (Call 08/09/22)(b)	285	165,314
Smithfield Foods Inc., 4.25%, 02/01/27 (Call 11/01/26)(b)	455	442,501
Sysco Corp.
3.30%, 07/15/26 (Call 04/15/26)	545	540,880
3.75%, 10/01/25 (Call 07/01/25)	75	75,331
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	75	73,875
3.90%, 09/28/23 (Call 08/28/23)	378	379,402
3.95%, 08/15/24 (Call 05/15/24)	136	136,598
4.00%, 03/01/26 (Call 01/01/26)	837	843,344
U.S. Foods Inc., 6.25%, 04/15/25 (Call 08/29/22)(b)	500	509,260
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(d)	400	297,932
Yili Holding Investment Co., 1.63%, 11/19/25 (Call 10/19/25)(d)	200	184,350
		26,655,525
Food Service — 0.0%
Aramark Services Inc.
5.00%, 04/01/25 (Call 08/29/22)(b)	340	339,249
6.38%, 05/01/25 (Call 08/29/22)(b)(c)	685	685,986
		1,025,235
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 5.38%, 02/01/25(b)(c)	191	188,695
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	250	248,275
5.50%, 01/17/27	263	264,773
Georgia-Pacific LLC
0.63%, 05/15/24(b)	778	737,412
0.95%, 05/15/26 (Call 04/15/26)(b)	40	36,358
1.75%, 09/30/25 (Call 08/30/25)(b)	372	350,469
3.60%, 03/01/25 (Call 12/01/24)(b)	612	611,100
8.00%, 01/15/24	479	509,052
Inversiones CMPC SA
4.38%, 04/04/27(d)	200	192,800
4.75%, 09/15/24 (Call 06/15/24)(d)	200	199,432
Mercer International Inc., 5.50%, 01/15/26 (Call 08/29/22)	146	141,402
Resolute Forest Products Inc., 4.88%, 03/01/26 (Call 03/01/23)(b)	185	182,658
Suzano Austria GmbH, 5.75%, 07/14/26(d)	200	204,422
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (Call 07/15/24)(b)	70	69,949
		3,936,797
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	355	357,162
5.63%, 05/20/24 (Call 03/20/24)	349	353,642
5.75%, 05/20/27 (Call 02/20/27)	260	261,843
5.88%, 08/20/26 (Call 05/20/26)	335	339,254
APA Infrastructure Ltd., 4.20%, 03/23/25 (Call 12/23/24)(b)	810	806,420
Beijing Gas Singapore Capital Corp., 1.88%, 01/18/25(d)	200	190,630
Brooklyn Union Gas Co. (The), 3.41%, 03/10/26 (Call 12/10/25)(b)	350	340,606
East Ohio Gas Co. (The), 1.30%, 06/15/25 (Call 05/15/25)(b)	1,048	974,734
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (Call 08/01/23)	164	164,159
3.60%, 12/15/24 (Call 09/15/24)	254	253,268
Series A, 2.50%, 11/15/24 (Call 10/15/24)	405	395,057

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26 (Call 05/12/24)(d)	$600	$507,426
ENN Energy Holdings Ltd., 4.63%, 05/17/27 (Call 04/17/27)(d)	600	614,070
KeySpan Gas East Corp., 2.74%, 08/15/26 (Call 05/15/26)(b)	370	349,591
Korea Gas Corp.
1.13%, 07/13/26(d)	600	545,022
3.50%, 07/21/25(d)	200	198,462
3.50%, 07/02/26(d)	600	597,696
National Fuel Gas Co.
5.20%, 07/15/25 (Call 04/15/25)	360	365,605
5.50%, 01/15/26 (Call 12/15/25)	135	138,106
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)	1,432	1,311,870
ONE Gas Inc.
1.10%, 03/11/24 (Call 08/15/22)	135	129,098
3.61%, 02/01/24 (Call 11/01/23)	35	34,842
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(d)	600	605,532
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26 (Call 05/19/26)(d)	400	363,600
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	1,065	1,042,880
3.15%, 09/15/24 (Call 06/15/24)	325	324,750
3.20%, 06/15/25 (Call 03/15/25)	50	49,675
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	155	149,794
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	392	386,602
3.25%, 06/15/26 (Call 03/15/26)	235	229,513
Talent Yield International Ltd., 2.00%, 05/06/26 (Call 04/26/26)(d)	200	188,216
Towngas Finance Ltd., 4.75%, (Call 02/12/24)(a)(d)(e)	200	197,994
		12,767,119
Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 02/24/23)(c)	100	97,478
4.00%, 03/15/60 (Call 03/15/25)(a)	530	469,198
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 08/09/22)(b)	123	109,051
		675,727
Health Care - Products — 0.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(c)	843	844,298
3.40%, 11/30/23 (Call 09/30/23)	419	421,757
Alcon Finance Corp., 2.75%, 09/23/26 (Call 07/23/26)(b)	250	237,418
Baxter International Inc., 1.92%, 02/01/27 (Call 01/01/27)	1,575	1,453,032
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	382	364,791
3.45%, 03/01/24 (Call 02/01/24)	439	439,391
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	20	19,970
DH Europe Finance II Sarl, 2.20%, 11/15/24 (Call 10/15/24)	709	686,780
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	754	706,076
3.38%, 05/15/24 (Call 02/15/24)	316	316,145
3.38%, 11/01/25 (Call 08/01/25)	776	769,295
3.50%, 03/15/26 (Call 12/15/25)(c)	200	199,732
Thermo Fisher Scientific Inc.
0.80%, 10/18/23 (Call 10/18/22)	150	145,809
1.22%, 10/18/24 (Call 10/18/22)	1,340	1,281,161
Security	Par (000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)	$505	$491,562
		8,377,217
Health Care - Services — 0.6%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	790	787,330
Air Methods Corp., 8.00%, 05/15/25 (Call 08/29/22)(b)	225	140,400
Akumin Inc., 7.00%, 11/01/25 (Call 11/01/22)(b)(c)	230	190,268
Catalent Pharma Solutions Inc., 5.00%, 07/15/27 (Call 08/29/22)(b)(c)	250	250,370
CHS/Community Health Systems Inc.
5.63%, 03/15/27 (Call 12/15/23)(b)	875	777,647
8.00%, 03/15/26 (Call 08/29/22)(b)(c)	985	940,439
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	282	261,490
2.76%, 10/01/24 (Call 07/01/24)	733	714,763
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)(c)	965	900,528
2.38%, 01/15/25 (Call 12/15/24)	1,036	1,009,882
3.35%, 12/01/24 (Call 10/01/24)	433	430,432
3.50%, 08/15/24 (Call 05/15/24)	752	752,165
Encompass Health Corp., 5.75%, 09/15/25 (Call 08/29/22)	213	213,824
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 08/29/22)(b)	500	167,065
Fresenius Medical Care U.S. Finance II Inc., 4.75%, 10/15/24 (Call 07/17/24)(b)	30	29,986
Global Medical Response Inc., 6.50%, 10/01/25 (Call 08/03/22)(b)(c)	240	222,223
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 08/29/22)(b)(c)	105	98,729
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(b)	680	641,274
4.50%, 02/15/27 (Call 08/15/26)	200	199,108
5.00%, 03/15/24	1,119	1,135,080
5.25%, 04/15/25	801	816,724
5.25%, 06/15/26 (Call 12/15/25)	885	900,452
5.38%, 02/01/25	1,230	1,257,208
5.38%, 09/01/26 (Call 03/01/26)	509	519,109
5.88%, 02/15/26 (Call 08/15/25)	730	754,791
Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 06/01/25 (Call 05/01/25)(b)	272	254,364
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(b)(c)	676	619,216
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	745	668,630
3.85%, 10/01/24 (Call 07/01/24)	218	219,053
4.50%, 04/01/25 (Call 03/01/25)(c)	782	796,592
IQVIA Inc.
5.00%, 10/15/26 (Call 08/29/22)(b)(c)	550	550,990
5.00%, 05/15/27 (Call 08/29/22)(b)(c)	625	625,912
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	487	446,623
2.30%, 12/01/24 (Call 11/01/24)	430	415,823
3.25%, 09/01/24 (Call 07/01/24)	611	605,758
3.60%, 02/01/25 (Call 11/01/24)	636	634,938
4.00%, 11/01/23 (Call 08/01/23)	14	14,083
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 08/29/22)(b)(c)	300	268,845
6.75%, 04/15/25 (Call 08/29/22)(b)(c)	350	350,210
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(b)	280	273,386
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	450	418,063

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Prime Healthcare Services Inc., 7.25%, 11/01/25 (Call 11/01/22)(b)	$435	$381,295
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)	230	228,553
3.50%, 03/30/25 (Call 12/30/24)	365	363,157
4.25%, 04/01/24 (Call 01/01/24)(c)	65	65,480
Quorum Health Corp., 11.63%, 04/15/23(h)(i)	100	—
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 08/29/22)(b)	715	672,214
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(b)(c)	200	185,310
1.88%, 03/08/24(b)	1,000	979,410
2.13%, 03/10/25 (Call 02/10/25)(b)	1,000	978,000
2.31%, 03/10/27 (Call 02/10/27)(b)	1,000	959,680
2.63%, 05/15/26 (Call 02/15/26)(b)	200	195,334
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(b)(c)	350	315,291
Select Medical Corp., 6.25%, 08/15/26 (Call 08/29/22)(b)(c)	595	595,345
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 08/29/22)(b)(c)	155	147,309
10.00%, 04/15/27 (Call 08/29/22)(b)(c)	260	265,039
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	222	206,276
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/29/22)	370	369,552
4.63%, 09/01/24 (Call 08/15/22)(b)	352	349,304
4.88%, 01/01/26 (Call 08/29/22)(b)	990	975,229
6.25%, 02/01/27 (Call 08/29/22)(b)(c)	730	737,147
U.S. Acute Care Solutions LLC, 6.38%, 03/01/26 (Call 03/01/23)(b)	355	330,040
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(c)	430	439,107
0.55%, 05/15/24 (Call 08/09/22)	153	146,553
1.15%, 05/15/26 (Call 04/15/26)	1,075	1,001,921
1.25%, 01/15/26	223	208,993
2.38%, 08/15/24	665	657,206
3.50%, 02/15/24	657	661,770
3.75%, 07/15/25	1,234	1,257,286
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(b)	640	558,784
UPMC, Series D-1, 3.60%, 04/03/25	75	75,407
US Renal Care Inc., 10.63%, 07/15/27 (Call 08/29/22)(b)	200	91,978
		35,671,743
Holding Companies - Diversified — 0.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(d)	200	200,238
Amipeace Ltd.
1.50%, 10/22/25(d)	200	187,156
1.75%, 11/09/26(d)	200	187,790
2.50%, 12/05/24(d)	800	782,224
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	295	255,848
2.88%, 06/15/27 (Call 05/15/27)	30	26,354
3.25%, 07/15/25 (Call 06/15/25)	661	623,323
3.88%, 01/15/26 (Call 12/15/25)	630	593,813
4.20%, 06/10/24 (Call 05/10/24)	572	568,173
4.25%, 03/01/25 (Call 01/01/25)	629	613,476
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	515	445,774
2.95%, 03/10/26 (Call 02/10/26)	302	271,326
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)(b)	210	182,813
Security	Par (000)	Value

Holding Companies - Diversified (continued)
Beijing State-Owned Assets Management Hong Kong Co. Ltd., 4.13%, 05/26/25(d)	$600	$599,976
Blackstone Private Credit Fund
1.75%, 09/15/24(b)	475	433,148
2.63%, 12/15/26 (Call 11/15/26)(b)	710	603,152
2.70%, 01/15/25 (Call 11/15/24)(b)	530	488,077
3.25%, 03/15/27 (Call 02/15/27)(b)	622	537,682
4.70%, 03/24/25(b)(c)	440	426,140
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	510	429,675
2.75%, 09/16/26 (Call 08/19/26)	440	391,952
3.63%, 01/15/26 (Call 12/15/25)	550	520,278
Bright Galaxy International Ltd., 3.25%, 07/15/26(d)	200	166,118
Ccthk 2021 Ltd., 2.75%, 01/19/27(d)	200	188,390
China Taiping New Horizon Ltd., 6.00%, 10/18/23(d)	200	204,354
CITIC Ltd.
2.45%, 02/25/25(d)	400	386,156
2.88%, 02/17/27 (Call 01/17/27)(d)	200	191,994
3.70%, 06/14/26(d)	200	199,710
3.88%, 02/28/27(d)	400	399,688
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(b)	770	765,865
CK Hutchison International 21 Ltd., 1.50%, 04/15/26 (Call 03/15/26)(b)	210	195,684
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	260	261,352
FS KKR Capital Corp.
1.65%, 10/12/24	450	417,389
3.25%, 07/15/27 (Call 06/15/27)	450	394,727
3.40%, 01/15/26 (Call 12/15/25)	547	499,045
4.13%, 02/01/25 (Call 01/01/25)	65	62,756
4.25%, 02/14/25 (Call 01/14/25)(b)	65	62,135
4.63%, 07/15/24 (Call 06/15/24)(c)	376	375,662
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26 (Call 07/28/26)(d)	200	174,572
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	395	369,210
3.75%, 02/10/25 (Call 01/10/25)(c)	201	197,539
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	480	397,195
2.50%, 08/24/26 (Call 07/24/26)	325	282,857
3.38%, 04/15/24 (Call 03/15/24)	65	63,112
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26(d)	200	185,422
Guohui International Bvi Co. Ltd., 3.15%, 08/27/25(d)	600	563,532
Huarong Finance 2017 Co. Ltd., 3.62%, 07/03/23, (3 mo. LIBOR US + 1.325%)(a)(d)	0	—
Huarong Finance 2019 Co. Ltd.
2.13%, 09/30/23 (Call 08/30/23)(d)	200	185,016
3.25%, 11/13/24 (Call 10/13/24)(d)	400	356,120
3.75%, 05/29/24(d)	600	549,096
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(d)	200	173,612
5.00%, 11/19/25(d)	200	179,088
5.50%, 01/16/25(d)	800	728,584
Huatong International Investment Holdings Co. Ltd., 2.98%, 03/04/24(d)	400	383,412
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	550	539,801
5.25%, 05/15/27 (Call 11/15/26)	723	695,799
6.25%, 05/15/26 (Call 08/29/22)	640	637,382

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Holding Companies - Diversified (continued)
6.38%, 12/15/25 (Call 08/29/22)	$360	$359,550
ICD Funding Ltd., 3.22%, 04/28/26 (Call 03/28/26)(d)	400	380,044
KOC Holding AS, 6.50%, 03/11/25 (Call 12/11/24)(d)	400	364,396
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	632	561,361
5.20%, 05/01/24	245	246,379
MDGH GMTN RSC Ltd.
2.50%, 11/07/24 (Call 10/07/24)(d)	600	586,596
3.00%, 04/19/24(d)	400	395,772
Mumtalakat Sukuk Holding Co., 5.63%, 02/27/24(d)	400	403,960
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)	305	292,736
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	60	51,287
3.40%, 07/15/26 (Call 06/15/26)	260	233,971
3.75%, 07/22/25 (Call 06/22/25)	645	614,917
4.00%, 03/30/25 (Call 02/28/25)	325	313,986
4.25%, 01/15/26 (Call 12/15/25)	513	490,207
5.25%, 04/15/24 (Call 03/15/24)	149	149,072
OWL Rock Core Income Corp., 4.70%, 02/08/27 (Call 01/08/27)(b)	242	223,310
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)	490	419,817
3.75%, 06/17/26 (Call 05/17/26)(b)	35	31,708
4.75%, 12/15/25 (Call 11/15/25)(b)	613	574,179
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	35	30,181
3.71%, 01/22/26 (Call 12/22/25)	125	112,879
Rongshi International Finance Ltd.
1.50%, 11/05/25 (Call 10/05/25)(d)	400	372,684
3.25%, 05/21/24(d)	200	198,946
3.63%, 05/04/27(d)	200	201,258
Senaat Sukuk Ltd., 4.76%, 12/05/25(d)	200	204,758
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(d)	400	365,660
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	320	309,501
Stena AB, 7.00%, 02/01/24(b)(c)	200	194,348
Stena International SA
5.75%, 03/01/24(b)	200	191,364
6.13%, 02/01/25 (Call 08/09/22)(b)	200	192,422
Swire Pacific MTN Financing Ltd.
3.88%, 09/21/25(d)	200	200,184
4.50%, 10/09/23(d)	400	404,796
Xi Yang Overseas Ltd., 4.30%, 06/05/24(d)	400	398,556
Yieldking Investment Ltd., 2.80%, 08/18/26(d)	200	183,622
Zhongyuan Sincere Investment Co. Ltd., 4.25%, 06/28/24(d)	600	590,688
		31,645,857
Home Builders — 0.1%
Adams Homes Inc., 7.50%, 02/15/25 (Call 08/15/22)(b)	115	100,983
Beazer Homes USA Inc., 6.75%, 03/15/25 (Call 08/15/22)	150	144,348
Century Communities Inc., 6.75%, 06/01/27 (Call 08/29/22)	250	254,150
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	610	539,453
2.50%, 10/15/24 (Call 09/15/24)	647	625,203
Empire Communities Corp., 7.00%, 12/15/25 (Call 12/15/22)(b)	255	222,551
Forestar Group Inc., 3.85%, 05/15/26 (Call 05/15/23)(b)	220	194,638
K Hovnanian Enterprises Inc.
7.75%, 02/15/26 (Call 08/09/22)(b)	124	120,869
Security	Par (000)	Value
Home Builders (continued)
10.50%, 02/15/26 (Call 08/29/22)(b)(c)	$145	$142,416
KB Home, 6.88%, 06/15/27 (Call 12/15/26)(c)	180	186,277
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)(c)	333	334,189
4.75%, 05/30/25 (Call 02/28/25)	485	491,067
4.88%, 12/15/23 (Call 09/15/23)	317	320,585
5.25%, 06/01/26 (Call 12/01/25)	90	92,373
5.88%, 11/15/24 (Call 05/15/24)(c)	425	437,767
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)	220	223,489
New Home Co. Inc. (The), 7.25%, 10/15/25 (Call 10/15/22)(b)(c)	155	125,535
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 08/15/22)(b)	274	277,633
STL Holding Co. LLC, 7.50%, 02/15/26 (Call 02/15/23)(b)(c)	125	110,279
Taylor Morrison Communities Inc., 5.88%, 06/15/27 (Call 03/15/27)(b)	125	127,650
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	216	218,966
Toll Brothers Finance Corp.
4.88%, 11/15/25 (Call 08/15/25)(c)	201	201,410
4.88%, 03/15/27 (Call 12/15/26)	255	252,017
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(c)	260	261,630
		6,005,478
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	50	50,345
Leggett & Platt Inc., 3.80%, 11/15/24 (Call 08/15/24)	19	18,866
Panasonic Holdings Corp., 2.68%, 07/19/24 (Call 06/19/24)(b)	360	351,115
TCL Technology Investment, 1.88%, 07/14/25(d)	212	196,806
Whirlpool Corp.
3.70%, 05/01/25	125	125,045
4.00%, 03/01/24	147	147,903
		890,080
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	32	31,813
Kronos Acquisition Holdings Inc./KIK Custom Products Inc., 5.00%, 12/31/26 (Call 06/30/23)(b)	185	159,094
Reckitt Benckiser Treasury Services PLC
2.75%, 06/26/24 (Call 04/26/24)(b)	432	424,703
3.00%, 06/26/27 (Call 03/26/27)(b)	900	873,369
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 08/29/22)	252	251,776
		1,740,755
Housewares — 0.0%
American Greetings Corp., 8.75%, 04/15/25 (Call 08/29/22)(b)	100	96,062
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 08/29/22)(b)	355	334,445
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)	350	346,930
4.45%, 04/01/26 (Call 01/01/26)	930	918,673
4.88%, 06/01/25 (Call 05/01/25)	260	261,680
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26 (Call 08/15/22)(c)	35	33,528
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(d)	400	352,628
		2,343,946

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 1.4%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 08/29/22)(b)(c)	$445	$427,320
10.13%, 08/01/26 (Call 08/29/22)(b)(c)	200	202,682
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	80	73,391
3.25%, 03/17/25	92	91,649
3.63%, 11/15/24	399	401,214
AIA Group Ltd.
2.70%, (Call 04/07/26)(a)(d)(e)	400	344,112
3.20%, 03/11/25 (Call 12/11/24)(b)	200	197,652
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	310	305,750
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	315	286,952
Series B, 5.75%, 08/15/53 (Call 08/15/23), (3 mo. LIBOR US + 2.938%)(a)	555	514,008
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	1,195	1,152,805
3.75%, 07/10/25 (Call 04/10/25)	124	123,857
3.90%, 04/01/26 (Call 01/01/26)	930	930,604
4.13%, 02/15/24	539	544,487
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27 (Call 04/28/27)	325	311,373
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	672	672,000
3.88%, 12/15/25 (Call 09/15/25)	500	502,440
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	477	480,205
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50 (Call 08/15/25), (3 mo. LIBOR US + 3.593%)(a)(d)	600	588,390
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	320	322,502
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(c)	415	424,860
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/29/22)(b)	250	246,685
Athene Global Funding
0.91%, 08/19/24(b)	685	637,413
1.00%, 04/16/24(b)	795	747,745
1.45%, 01/08/26(b)	120	108,307
1.61%, 06/29/26(b)	670	592,608
1.72%, 01/07/25(b)	500	468,840
1.73%, 10/02/26(b)	485	432,460
2.50%, 01/14/25(b)	690	658,626
2.55%, 06/29/25(b)	250	237,370
2.75%, 06/25/24(b)	483	466,989
3.21%, 03/08/27(b)	50	46,340
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27 (Call 02/15/27)(c)	4,005	3,892,820
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	1,132	1,136,585
Brighthouse Financial Global Funding
1.20%, 12/15/23(b)	400	386,096
1.55%, 05/24/26(b)	304	273,524
1.75%, 01/13/25(b)	355	333,249
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	336	336,830
Chubb INA Holdings Inc.
3.15%, 03/15/25	85	84,782
3.35%, 05/03/26 (Call 02/03/26)	310	310,546
Cloverie PLC for Swiss Reinsurance Co. Ltd., 4.50%, 09/11/44 (Call 09/11/24)(a)(d)	450	440,096
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46 (Call 06/24/26), (3 mo. LIBOR US + 4.918%)(a)(d)	200	201,508
CNA Financial Corp., 3.95%, 05/15/24 (Call 02/15/24)	467	468,280
Security	Par (000)	Value

Insurance (continued)
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	$512	$521,185
CNO Global Funding
1.65%, 01/06/25(b)	500	472,825
1.75%, 10/07/26(b)	585	525,974
Corebridge Financial Inc.
3.50%, 04/04/25 (Call 03/04/25)(b)	485	474,606
3.65%, 04/05/27 (Call 03/05/27)(b)	1,300	1,251,679
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%, (Call 07/24/26)(a)(b)(e)	200	191,364
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(a)	255	219,741
5.75%, 09/01/40 (Call 09/01/25)(a)	80	75,429
Equitable Financial Life Global Funding
0.50%, 11/17/23(b)	52	49,957
0.80%, 08/12/24(b)	840	787,273
1.00%, 01/09/26(b)	20	18,063
1.10%, 11/12/24(b)	670	629,706
1.30%, 07/12/26(b)	585	527,623
1.40%, 07/07/25(b)	615	567,553
1.70%, 11/12/26(b)(c)	540	489,640
F&G Global Funding
0.90%, 09/20/24(b)	810	750,230
1.75%, 06/30/26(b)(c)	560	506,996
2.30%, 04/11/27(b)	500	456,300
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25 (Call 02/01/25)(b)	260	267,025
First American Financial Corp., 4.60%, 11/15/24	30	30,005
Five Corners Funding Trust, 4.42%, 11/15/23(b)	560	562,845
FWD Ltd., 5.00%, 09/24/24(d)	200	199,432
GA Global Funding Trust
1.00%, 04/08/24(b)	945	893,668
1.25%, 12/08/23(b)	585	563,092
1.63%, 01/15/26(b)	500	455,445
2.25%, 01/06/27(b)	670	613,137
Genworth Holdings Inc., 4.80%, 02/15/24	120	120,286
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)	355	291,846
Great-West Lifeco U.S. Finance 2020 LP, 0.90%, 08/12/25 (Call 07/12/25)(b)	541	494,674
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 08/29/22)(b)	250	246,575
Guardian Life Global Funding
0.88%, 12/10/25(b)(c)	370	335,523
1.10%, 06/23/25(b)	427	394,911
2.90%, 05/06/24(b)	380	376,341
3.25%, 03/29/27(b)	400	392,796
Guoren Property & Casualty Insurance Co Ltd., 3.35%, 06/01/26 (Call 03/01/26)(d)	200	186,362
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32 (Call 02/04/27)(a)(d)	400	368,588
HUB International Ltd., 7.00%, 05/01/26 (Call 08/09/22)(b)(c)	750	740,182
Jackson Financial Inc., 5.17%, 06/08/27 (Call 05/08/27)	50	50,592
Jackson National Life Global Funding
2.65%, 06/21/24(b)	817	800,554
3.25%, 01/30/24(b)	182	180,078
3.88%, 06/11/25(b)	535	533,063
Liberty Mutual Group Inc., 4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	205	170,468
Lincoln National Corp.
3.35%, 03/09/25	196	194,581
4.00%, 09/01/23	440	442,772

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	$214	$215,258
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)(c)	92	86,054
4.15%, 03/04/26	1,009	1,015,962
Marsh & McLennan Companies Inc.
3.50%, 06/03/24 (Call 03/03/24)(c)	529	528,947
3.50%, 03/10/25 (Call 12/10/24)	428	427,940
3.88%, 03/15/24 (Call 02/15/24)	907	912,324
MassMutual Global Funding II
0.60%, 04/12/24(b)(c)	539	512,875
1.20%, 07/16/26(b)(c)	60	54,734
2.75%, 06/22/24(b)	350	344,439
2.80%, 03/21/25(b)(c)	450	442,053
2.95%, 01/11/25(b)	500	493,455
Met Tower Global Funding
1.25%, 09/14/26(b)	1,000	902,660
3.70%, 06/13/25(b)	920	920,690
MetLife Inc.
3.00%, 03/01/25	410	406,490
3.60%, 04/10/24	393	396,792
Series D, 4.37%, 09/15/23	435	440,433
Metropolitan Life Global Funding I
0.70%, 09/27/24(b)	640	600,589
0.95%, 07/02/25(b)	520	484,775
2.80%, 03/21/25(b)	330	323,123
3.60%, 01/11/24(b)	515	516,746
4.40%, 06/30/27(b)	705	723,210
Muang Thai Life Assurance PCL, 3.55%, 01/27/37 (Call 10/27/26)(a)(d)	200	179,622
Mutual of Omaha Insurance Co., 4.30%, 07/15/54 (Call 07/15/24), (3 mo. LIBOR US + 2.640%)(a)(b)	150	145,104
New York Life Global Funding
0.40%, 10/21/23(b)(c)	115	111,115
0.60%, 08/27/24(b)	600	565,080
0.95%, 06/24/25(b)	248	230,417
1.15%, 06/09/26(b)	605	553,351
1.45%, 01/14/25(b)(c)	500	475,690
2.00%, 01/22/25(b)	680	654,724
2.88%, 04/10/24(b)	689	681,655
2.90%, 01/17/24(b)(c)	424	420,934
3.15%, 06/06/24(b)	840	833,725
3.25%, 04/07/27(b)	550	544,979
Nippon Life Insurance Co., 5.10%, 10/16/44 (Call 10/16/24)(a)(b)	1,425	1,425,185
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)(c)	241	243,584
Northwestern Mutual Global Funding
1.75%, 01/11/27(b)	935	864,501
4.00%, 07/01/25(b)(c)	1,000	1,011,000
Old Republic International Corp., 3.88%, 08/26/26 (Call 07/26/26)	25	24,885
Pacific Life Global Funding II, 1.38%, 04/14/26(b)	845	773,462
Phoenix Group Holdings PLC, 4.75%, 09/04/31 (Call 06/04/26)(a)(d)	200	188,336
Pricoa Global Funding I
0.80%, 09/01/25(b)	650	596,557
1.15%, 12/06/24(b)	395	372,829
1.20%, 09/01/26(b)	1,160	1,057,734
2.40%, 09/23/24(b)	750	729,187
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	45	44,577
Security	Par (000)	Value

Insurance (continued)
Principal Life Global Funding II
0.75%, 04/12/24(b)	$572	$541,461
0.75%, 08/23/24(b)	95	89,013
0.88%, 01/12/26(b)	180	161,980
1.25%, 06/23/25(b)	610	564,537
1.25%, 08/16/26(b)	395	354,900
1.38%, 01/10/25(b)	735	693,590
1.50%, 11/17/26(b)(c)	600	541,446
2.25%, 11/21/24(b)(c)	630	605,323
3.00%, 04/18/26(b)	350	338,972
Progressive Corp. (The), 2.50%, 03/15/27 (Call 02/15/27)	210	202,467
Protective Life Global Funding
0.63%, 10/13/23(b)	150	145,245
0.78%, 07/05/24(b)(c)	400	377,116
1.17%, 07/15/25(b)	650	602,537
1.30%, 09/20/26(b)(c)	730	657,934
1.62%, 04/15/26(b)(c)	535	492,965
3.10%, 04/15/24(b)	230	227,309
3.22%, 03/28/25(b)	500	491,455
4.71%, 07/06/27(b)	1,000	1,024,250
Prudential Financial Inc.
5.20%, 03/15/44 (Call 03/15/24), (3 mo. LIBOR US + 3.040%)(a)	220	212,665
5.38%, 05/15/45 (Call 05/15/25), (3 mo. LIBOR US + 3.031%)(a)(c)	290	285,357
QBE Insurance Group Ltd.
5.25%, (Call 05/16/25)(a)(d)(e)	400	373,700
5.88%, (Call 05/12/25)(a)(b)(c)(e)	200	193,418
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)	1,020	920,142
2.50%, 10/30/24(b)	130	125,719
2.75%, 05/07/25(b)	25	24,139
3.85%, 09/19/23(b)	498	498,558
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(b)	385	374,701
Swiss Re Finance Luxembourg SA, 4.25%, (Call 09/04/24)(a)(d)(e)	400	372,548
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (Call 09/15/24), (3 mo. LIBOR US + 2.661%)(a)(b)	565	557,412
Tongyang Life Insurance Co. Ltd., 5.25%, (Call 09/22/25)(a)(d)(e)	200	181,834
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)(c)	55	55,295
Unum Group, 4.00%, 03/15/24	520	520,395
USI Inc./NY, 6.88%, 05/01/25 (Call 08/29/22)(b)(c)	342	334,787
Vigorous Champion International Ltd.
2.75%, 06/02/25(d)	600	565,074
4.38%, 09/10/23(d)	200	200,090
Willis North America Inc.
3.60%, 05/15/24 (Call 03/15/24)	730	726,533
4.65%, 06/15/27 (Call 05/15/27)	900	905,967
Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/45 (Call 10/01/25), (3 mo. LIBOR US + 3.177%)(a)(d)	400	380,212
ZhongAn Online P&C Insurance Co. Ltd.
3.13%, 07/16/25 (Call 04/16/25)(d)	200	160,438
3.50%, 03/08/26 (Call 12/08/25)(d)	400	317,576
		79,703,779
Internet — 0.5%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 (Call 08/28/24)	805	799,606

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	$986	$920,017
2.00%, 08/15/26 (Call 05/15/26)	90	86,998
3.38%, 02/25/24	543	547,670
Amazon.com Inc.
0.45%, 05/12/24	1,243	1,190,682
0.80%, 06/03/25 (Call 05/03/25)	588	554,125
1.00%, 05/12/26 (Call 04/12/26)	1,790	1,662,659
2.73%, 04/13/24	1,000	998,240
2.80%, 08/22/24 (Call 06/22/24)	1,306	1,301,625
3.00%, 04/13/25	1,010	1,013,192
3.30%, 04/13/27 (Call 03/13/27)	1,705	1,715,145
3.80%, 12/05/24 (Call 09/05/24)	445	452,925
5.20%, 12/03/25 (Call 09/03/25)	420	445,733
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(c)	710	690,241
3.88%, 09/29/23 (Call 08/29/23)	630	631,921
4.13%, 06/30/25	785	783,744
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	435	440,055
Cogent Communications Group Inc.
3.50%, 05/01/26 (Call 02/01/26)(b)	295	278,297
7.00%, 06/15/27 (Call 06/15/24)(b)	220	221,868
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	647	596,081
1.90%, 03/11/25 (Call 02/11/25)	1,053	1,008,816
3.45%, 08/01/24 (Call 05/01/24)	276	275,881
Expedia Group Inc.
5.00%, 02/15/26 (Call 11/15/25)	165	166,853
6.25%, 05/01/25 (Call 02/01/25)(b)	661	686,858
Getty Images Inc., 9.75%, 03/01/27 (Call 08/15/22)(b)	155	147,577
JD.com Inc., 3.88%, 04/29/26	250	247,520
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(d)	400	353,016
Millennium Escrow Corp., 6.63%, 08/01/26 (Call 08/01/23)(b)(c)	380	299,410
NAVER Corp., 1.50%, 03/29/26(d)	400	366,152
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(b)(c)	285	280,437
4.38%, 11/15/26	410	410,246
5.75%, 03/01/24(c)	345	356,278
5.88%, 02/15/25(c)	380	394,383
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.,
4.75%, 04/30/27 (Call 10/15/23)(b)(c)	150	130,593
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/09/22)(b)	560	557,889
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(b)	385	284,473
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(d)	600	541,530
4.85%, 07/06/27 (Call 04/06/27)(d)	200	191,740
Rakuten Group Inc., 5.13%, (Call 04/22/26)(a)(b)(c)(e)	400	324,312
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(d)	800	745,848
3.28%, 04/11/24 (Call 03/11/24)(c)(d)	600	594,660
3.34%, 04/11/24, (3 mo. LIBOR US + 0.910%)(a)(d)	400	398,612
3.58%, 04/11/26 (Call 02/11/26)(c)(d)	400	395,408
3.80%, 02/11/25(c)(d)	600	597,120
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	485	442,815
TripAdvisor Inc., 7.00%, 07/15/25 (Call 08/09/22)(b)	270	269,401
Uber Technologies Inc.
7.50%, 05/15/25 (Call 08/29/22)(b)	435	445,610
8.00%, 11/01/26 (Call 08/29/22)(b)	700	713,643
Security	Par (000)	Value

Internet (continued)
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	$415	$422,727
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	745	722,590
		28,103,222
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(d)	600	606,816
Allegheny Ludlum LLC, 6.95%, 12/15/25(c)	60	59,726
ArcelorMittal SA, 4.55%, 03/11/26	452	456,402
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 08/29/22)(b)(c)	300	250,476
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 08/29/22)(c)	275	274,043
6.75%, 03/15/26 (Call 08/29/22)(b)	450	464,548
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 08/29/22)(b)	179	171,117
JSW Steel Ltd., 5.95%, 04/18/24(d)	200	196,846
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 08/29/22)(b)	360	363,276
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)(c)	346	332,208
3.95%, 05/23/25	510	516,309
4.30%, 05/23/27 (Call 04/23/27)	425	434,427
Periama Holdings LLC/DE, 5.95%, 04/19/26(d)	600	557,130
POSCO
2.50%, 01/17/25(d)	200	192,604
2.75%, 07/15/24(d)	200	195,390
4.00%, 08/01/23(d)	200	200,858
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	277	254,682
Shandong Iron And Steel Xinheng International Co. Ltd.,
6.50%, 11/05/23(d)	200	192,630
Shougang Group Co. Ltd., 4.00%, 05/23/24(d)	600	595,746
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	445	428,402
2.80%, 12/15/24 (Call 11/15/24)	455	444,926
Tacora Resources Inc., 8.25%, 05/15/26 (Call 05/15/23)(b)	135	114,565
Usiminas International Sarl, 5.88%, 07/18/26 (Call 07/18/23)(d)	400	390,204
Vale Overseas Ltd., 6.25%, 08/10/26	331	353,753
		8,047,084
Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 08/29/22)(c)	715	668,060
Carnival Corp.
5.75%, 03/01/27 (Call 12/01/26)(b)(c)	1,285	1,018,427
7.63%, 03/01/26 (Call 03/01/24)(b)	685	589,374
10.50%, 02/01/26 (Call 08/01/23)(b)	405	425,084
Carnival PLC, 7.88%, 06/01/27	90	91,686
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 08/29/22)(b)	200	176,046
King Power Capital Ltd., 5.63%, 11/03/24(d)	200	207,718
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(b)	472	443,043
8.00%, 04/15/26 (Call 02/01/23)(b)(c)	257	242,161
Lindblad Expeditions LLC, 6.75%, 02/15/27 (Call 02/15/24)(b)	220	202,072
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 08/09/22)(b)	320	276,579
5.88%, 03/15/26 (Call 12/15/25)(b)	672	550,637
5.88%, 02/15/27 (Call 02/15/24)(b)	470	431,822
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26 (Call 01/01/26)(b)	300	230,892
5.38%, 07/15/27 (Call 10/15/26)(b)	250	192,880

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Leisure Time (continued)
5.50%, 08/31/26 (Call 02/28/26)(b)(c)	$485	$388,451
11.50%, 06/01/25 (Call 08/09/22)(b)(c)	666	711,574
Sunny Express Enterprises Corp.
2.63%, 04/23/25(d)	400	387,112
2.95%, 03/01/27(d)	400	389,400
Viking Cruises Ltd.
6.25%, 05/15/25 (Call 08/29/22)(b)	133	119,043
13.00%, 05/15/25 (Call 08/15/22)(b)	380	402,260
		8,144,321
Lodging — 0.3%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 08/29/22)(b)(c)	230	231,674
Fortune Star BVI Ltd.
5.00%, 05/18/26 (Call 05/18/24)(d)	600	306,792
5.95%, 10/19/25 (Call 10/19/23)(d)	600	332,880
6.85%, 07/02/24 (Call 07/02/23)(d)	600	407,688
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	295	267,946
Gohl Capital Ltd., 4.25%, 01/24/27(d)	800	709,328
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25 (Call 08/09/22)(b)(c)	270	270,832
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/15/22)	315	310,814
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)(c)	165	159,543
1.80%, 10/01/24 (Call 10/01/22)	150	142,233
4.85%, 03/15/26 (Call 12/15/25)	277	279,463
5.63%, 04/23/25 (Call 03/23/25)	429	438,743
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)(c)	262	246,057
3.20%, 08/08/24 (Call 07/08/24)	1,510	1,466,150
3.50%, 08/18/26 (Call 06/18/26)	400	374,940
Marriott International Inc./MD
3.60%, 04/15/24 (Call 03/15/24)	692	690,595
3.75%, 03/15/25 (Call 12/15/24)	116	115,367
3.75%, 10/01/25 (Call 07/01/25)	50	49,512
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	581	606,291
Series R, 3.13%, 06/15/26 (Call 03/15/26)	50	48,230
Series Z, 4.15%, 12/01/23 (Call 11/01/23)	211	212,382
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 08/29/22)(b)(c)	128	128,490
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 08/29/22)(d)	400	320,064
5.25%, 04/26/26 (Call 08/29/22)(d)	250	195,295
5.63%, 07/17/27 (Call 08/29/22)(d)	200	140,704
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(b)	400	316,820
5.25%, 06/18/25 (Call 08/09/22)(b)(c)	225	190,168
5.38%, 05/15/24 (Call 08/09/22)(b)(c)	360	321,926
5.88%, 05/15/26 (Call 08/09/22)(b)(c)	335	277,377
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	200	186,652
5.50%, 04/15/27 (Call 01/15/27)	310	300,703
5.75%, 06/15/25 (Call 03/15/25)	305	301,252
6.00%, 03/15/23	55	55,503
6.75%, 05/01/25 (Call 08/29/22)(c)	390	395,959
Minor International PCL, 2.70%, (Call 04/19/26)(a)(d)(e)	200	182,642
Sands China Ltd.
2.55%, 03/08/27 (Call 02/08/27)(b)	400	332,716
4.30%, 01/08/26 (Call 12/08/25)	315	286,332
5.13%, 08/08/25 (Call 06/08/25)	1,061	1,002,857
Studio City Co. Ltd., 7.00%, 02/15/27 (Call 02/15/24)(b)(c)	175	146,186
Security	Par (000)	Value
Lodging (continued)
Studio City Finance Ltd., 6.00%, 07/15/25 (Call 08/29/22)(b)	$210	$134,467
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/29/22)(b)(c)	170	156,485
Travel + Leisure Co.
5.65%, 04/01/24 (Call 02/01/24)	140	140,368
6.00%, 04/01/27 (Call 01/01/27)	210	209,221
6.60%, 10/01/25 (Call 07/01/25)(c)	208	211,022
6.63%, 07/31/26 (Call 04/30/26)(b)(c)	280	284,547
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/27 (Call 02/15/27)(b)(c)	425	394,162
5.50%, 03/01/25 (Call 12/01/24)(b)	867	853,275
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 08/09/22)(b)	330	276,672
5.50%, 01/15/26 (Call 08/29/22)(b)	520	428,646
		15,837,971
Machinery — 0.4%
Caterpillar Financial Services Corp.
0.45%, 05/17/24	1,099	1,049,809
0.80%, 11/13/25	714	659,500
0.95%, 01/10/24	505	490,395
1.15%, 09/14/26	510	469,792
1.45%, 05/15/25	232	221,555
1.70%, 01/08/27(c)	810	759,837
2.15%, 11/08/24	765	751,069
2.85%, 05/17/24	358	356,786
3.25%, 12/01/24	100	100,160
3.30%, 06/09/24	615	617,983
3.40%, 05/13/25	25	25,161
3.65%, 12/07/23	686	691,659
3.75%, 11/24/23	205	207,058
Caterpillar Inc., 3.40%, 05/15/24 (Call 02/15/24)	942	946,484
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	380	343,911
3.95%, 05/23/25	170	169,621
4.20%, 01/15/24	58	58,297
Crane Holdings Co., 4.45%, 12/15/23 (Call 09/15/23)	10	10,097
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	179	177,103
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	55	54,326
Husky III Holding Ltd. , 13.00%, 02/15/25 (Call 08/09/22), (13.75% PIK)(b)(c)(f)	215	206,884
John Deere Capital Corp.
0.40%, 10/10/23	110	106,695
0.45%, 01/17/24(c)	245	236,229
0.45%, 06/07/24	379	361,900
0.63%, 09/10/24	220	209,081
0.70%, 01/15/26	1,131	1,043,427
0.90%, 01/10/24	275	266,458
1.05%, 06/17/26	750	696,045
1.25%, 01/10/25(c)	812	778,091
1.30%, 10/13/26	315	291,284
2.05%, 01/09/25	518	505,843
2.13%, 03/07/25(c)	225	219,145
2.35%, 03/08/27	500	482,225
2.60%, 03/07/24	517	513,872
2.65%, 06/24/24	252	250,299
3.35%, 06/12/24	190	190,975
3.40%, 06/06/25	140	140,875
3.45%, 01/10/24	150	150,898
3.45%, 03/13/25(c)	142	143,467

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Machinery (continued)
3.65%, 10/12/23(c)	$742	$747,736
JPW Industries Holding Corp., 9.00%, 10/01/24 (Call 08/29/22)(b)	110	99,565
Komatsu Finance America Inc., 0.85%, 09/09/23 (Call 08/09/23)(d)	600	581,454
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 08/15/22)(b)(c)	155	144,014
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/29/22)(b)	154	145,234
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	984	940,173
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	97	95,831
Shanghai Electric Group Global Investment Ltd.
2.30%, 02/21/25 (Call 11/21/24)(d)	400	377,012
2.65%, 11/21/24 (Call 08/21/24)(d)	200	192,112
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(b)(c)	205	201,935
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 08/30/22)(b)	315	282,486
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	335	298,200
Welbilt Inc., 9.50%, 02/15/24 (Call 08/04/22)(c)	225	225,067
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	886	855,433
3.45%, 11/15/26 (Call 08/15/26)	225	213,865
4.40%, 03/15/24 (Call 02/15/24)	740	740,540
		21,094,953
Manufacturing — 0.2%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	186	180,978
2.65%, 04/15/25 (Call 03/15/25)	433	428,133
3.00%, 08/07/25	112	111,555
3.25%, 02/14/24 (Call 01/14/24)	823	824,983
Carlisle Companies Inc.
0.55%, 09/01/23 (Call 09/01/22)	120	116,086
3.50%, 12/01/24 (Call 10/01/24)	239	238,319
EnPro Industries Inc., 5.75%, 10/15/26 (Call 08/29/22)	175	173,528
FXI Holdings Inc.
7.88%, 11/01/24 (Call 08/29/22)(b)	242	208,880
12.25%, 11/15/26 (Call 11/15/22)(b)	365	322,660
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 08/29/22)(b)(c)	290	282,213
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	335	331,858
Hillenbrand Inc.
5.00%, 09/15/26 (Call 07/15/26)	205	199,356
5.75%, 06/15/25 (Call 08/29/22)(c)	220	224,365
Illinois Tool Works Inc., 3.50%, 03/01/24 (Call 12/01/23)	111	111,512
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	729	718,444
3.30%, 11/21/24 (Call 08/21/24)(c)	144	142,826
3.65%, 06/15/24	930	929,544
4.25%, 09/15/27 (Call 08/15/27)	310	317,121
Siemens Financieringsmaatschappij NV
0.65%, 03/11/24(b)	462	443,538
1.20%, 03/11/26(b)	1,330	1,225,409
2.00%, 09/15/23(b)(c)	250	247,053
2.35%, 10/15/26(b)	500	474,670
3.13%, 03/16/24(b)(c)	250	249,013
3.25%, 05/27/25(b)(c)	1,195	1,191,128
3.40%, 03/16/27(b)	500	493,535
6.13%, 08/17/26(b)	1,000	1,086,460
Security	Par (000)	Value
Manufacturing (continued)
Textron Inc.
3.88%, 03/01/25 (Call 12/01/24)	$196	$196,157
4.30%, 03/01/24 (Call 12/01/23)	268	269,828
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24 (Call 08/01/24)	508	505,348
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	250	245,188
		12,489,688
Media — 0.6%
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/29/22)	440	422,642
5.00%, 04/01/24 (Call 08/29/22)	209	207,541
Audacy Capital Corp., 6.50%, 05/01/27 (Call 08/15/22)(b)	255	126,256
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/26 (Call 02/01/23)(b)(c)	155	117,878
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27 (Call 08/29/22)(b)	1,590	1,560,172
5.50%, 05/01/26 (Call 08/29/22)(b)	158	157,848
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/29/22)(b)(c)	325	308,750
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24 (Call 01/01/24)	1,188	1,196,055
4.91%, 07/23/25 (Call 04/23/25)	2,198	2,226,310
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	400	382,952
3.15%, 03/01/26 (Call 12/01/25)(c)	1,068	1,062,297
3.30%, 02/01/27 (Call 11/01/26)(c)	1,805	1,794,405
3.30%, 04/01/27 (Call 02/01/27)	185	183,933
3.38%, 02/15/25 (Call 11/15/24)	675	675,958
3.38%, 08/15/25 (Call 05/15/25)	751	751,668
3.70%, 04/15/24 (Call 03/15/24)	1,512	1,524,232
3.95%, 10/15/25 (Call 08/15/25)	1,425	1,449,681
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(b)	703	689,277
3.35%, 09/15/26 (Call 06/15/26)(b)	325	316,391
3.85%, 02/01/25 (Call 11/01/24)(b)	114	113,550
CSC Holdings LLC
5.25%, 06/01/24	453	448,629
5.50%, 04/15/27 (Call 08/29/22)(b)	650	629,492
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 08/29/22)(b)(c)	235	210,175
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26 (Call 08/15/22)(b)	795	173,223
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	344	336,043
3.90%, 11/15/24 (Call 08/15/24)(c)	442	437,416
3.95%, 06/15/25 (Call 03/15/25)	297	294,413
4.90%, 03/11/26 (Call 12/11/25)	170	173,492
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(b)	1,355	1,160,978
5.88%, 11/15/24(c)	950	878,892
7.75%, 07/01/26(c)	940	776,280
FactSet Research Systems Inc., 2.90%, 03/01/27 (Call 02/01/27)(c)	350	336,522
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	261	255,391
4.03%, 01/25/24 (Call 12/25/23)	534	536,259
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(b)(c)	216	184,254
Gray Television Inc.
5.88%, 07/15/26 (Call 08/29/22)(b)	350	347,896

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Media (continued)
7.00%, 05/15/27 (Call 08/09/22)(b)	$365	$367,292
Grupo Televisa SAB, 6.63%, 03/18/25	658	699,388
iHeartCommunications Inc.
6.38%, 05/01/26 (Call 08/15/22)	385	374,412
8.38%, 05/01/27 (Call 08/15/22)(c)	705	630,524
Nexstar Media Inc., 5.63%, 07/15/27 (Call 08/09/22)(b)	850	850,221
Paramount Global
4.00%, 01/15/26 (Call 10/15/25)	240	240,211
4.75%, 05/15/25 (Call 04/15/25)	468	476,429
6.25%, 02/28/57 (Call 02/28/27), (3 mo. LIBOR US + 3.899%)(a)	175	161,452
6.38%, 03/30/62 (Call 03/30/27)(a)	475	449,203
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26 (Call 09/15/23)(b)	435	402,579
Sinclair Television Group Inc., 5.13%, 02/15/27 (Call 08/15/22)(b)(c)	225	201,485
Sirius XM Radio Inc., 3.13%, 09/01/26 (Call 09/01/23)(b)	452	426,065
Sky Ltd., 3.75%, 09/16/24(b)	305	305,830
Spanish Broadcasting System Inc., 9.75%, 03/01/26 (Call 09/01/23)(b)(c)	170	137,042
TEGNA Inc., 4.75%, 03/15/26 (Call 03/15/23)(b)	305	302,883
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	292	294,546
Townsquare Media Inc., 6.88%, 02/01/26 (Call 02/01/23)(b)(c)	295	269,984
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	445	419,853
3.00%, 02/13/26	100	99,244
3.15%, 09/17/25	97	96,461
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/09/22)(b)	780	762,941
6.63%, 06/01/27 (Call 06/01/23)(b)	725	729,379
Videotron Ltd.
5.13%, 04/15/27 (Call 08/29/22)(b)(c)	300	290,985
5.38%, 06/15/24 (Call 03/15/24)(b)	325	326,966
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	1,476	1,434,554
1.75%, 01/13/26	680	646,490
3.35%, 03/24/25	1,456	1,461,300
3.70%, 09/15/24 (Call 06/15/24)	401	403,458
3.70%, 03/23/27(c)	300	303,621
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 08/29/22)(b)(c)	250	239,140
		36,251,089
Metal Fabricate & Hardware — 0.0%
Huayi Finance I Ltd., 3.00%, 10/30/24(d)	400	384,552
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 08/29/22)	25	20,004
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	333	334,512
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)	25	24,881
		763,949
Mining — 0.3%
Anglo American Capital PLC
3.63%, 09/11/24(b)	115	113,206
4.75%, 04/10/27(b)	200	200,714
4.88%, 05/14/25(b)	535	539,601
Arconic Corp., 6.00%, 05/15/25 (Call 08/29/22)(b)	433	437,066
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	403	405,732
Chalco Hong Kong Investment Co. Ltd.
1.55%, 07/28/24 (Call 06/28/24)(d)	300	286,665
2.10%, 07/28/26 (Call 06/28/26)(d)	300	279,882
China Hongqiao Group Ltd., 6.25%, 06/08/24(d)	400	356,196
Security	Par (000)	Value
Mining (continued)
Chinalco Capital Holding Co., 2.95%, 02/24/27 (Call 01/24/27)(d)	$200	$191,790
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26 (Call 05/03/26)(d)	600	562,818
4.10%, (Call 09/11/24)(a)(d)(e)	400	395,168
Cia. De Minas Buenaventur Co., 5.50%, 07/23/26 (Call 07/23/23)(d)	400	344,260
Compass Minerals International Inc., 4.88%, 07/15/24 (Call 05/15/24)(b)	150	141,773
Constellium SE, 5.88%, 02/15/26 (Call 08/29/22)(b)(c)	250	242,945
Endeavour Mining PLC, 5.00%, 10/14/26 (Call 10/14/23)(d)	200	163,446
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 12/31/25 (Call 08/29/22)(b)	200	199,998
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 08/08/22)(d)	300	298,701
6.88%, 03/01/26 (Call 08/08/22)(d)	600	579,240
7.50%, 04/01/25 (Call 08/08/22)(d)	650	645,261
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(b)(c)	380	378,427
Freeport Indonesia PT, 4.76%, 04/14/27 (Call 03/14/27)(d)	400	391,300
Freeport-McMoRan Inc., 4.55%, 11/14/24 (Call 08/14/24)(c)	613	616,494
Fresnillo PLC, 5.50%, 11/13/23(d)	200	202,702
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(b)	770	710,009
1.63%, 04/27/26 (Call 03/27/26)(b)	125	112,611
4.00%, 04/16/25(b)	23	22,833
4.00%, 03/27/27 (Call 12/27/26)(b)(c)	520	504,072
4.13%, 03/12/24 (Call 02/12/24)(b)	926	922,778
4.63%, 04/29/24(b)	758	760,327
Gold Fields Orogen Holdings BVI Ltd., 5.13%, 05/15/24 (Call 04/15/24)(d)	200	201,712
Hudbay Minerals Inc., 4.50%, 04/01/26 (Call 04/01/23)(d)	400	331,812
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/25 (Call 04/15/25)(d)	400	402,064
5.71%, 11/15/23(d)	400	408,084
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 08/15/22)(b)	170	175,836
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	50	49,357
5.95%, 03/15/24 (Call 12/15/23)	183	187,379
Minera y Metalurgica del Boleo SAPI de CV, 3.25%, 04/17/24(d)	200	198,396
Minmetals Bounteous Finance BVI Ltd.
3.38%, (Call 09/03/24)(a)(d)(e)	500	485,520
4.75%, 07/30/25(d)	600	612,918
New Gold Inc., 7.50%, 07/15/27 (Call 07/15/23)(b)(c)	175	137,344
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(d)	400	380,364
Novelis Corp., 3.25%, 11/15/26 (Call 11/15/23)(b)	400	372,492
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(b)(c)	200	178,418
SDG Finance Ltd., 2.80%, 08/25/26 (Call 05/25/26)(d)	400	363,496
Southern Copper Corp., 3.88%, 04/23/25	325	321,896
Stillwater Mining Co., 4.00%, 11/16/26 (Call 11/16/23)(d)	200	171,792
Taseko Mines Ltd., 7.00%, 02/15/26 (Call 02/15/23)(b)(c)	240	191,758
Vedanta Resources Finance II PLC
8.95%, 03/11/25 (Call 09/11/24)(d)	800	590,112
13.88%, 01/21/24 (Call 12/21/22)(d)	400	347,132
Vedanta Resources Ltd., 6.13%, 08/09/24 (Call 08/30/22)(d)	600	377,730
		17,491,627

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Multi-National — 0.0%
Asian Infrastructure Investment Bank (The), 3.38%, 06/29/25	$50	$50,352
Black Sea Trade & Development Bank, 3.50%, 06/25/24(d)	200	190,514
FMS Wertmanagement, 0.38%, 05/06/24(d)	400	381,728
New Development Bank Brics, 1.13%, 04/27/26(d)	200	179,026
		801,620
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	760	694,822
4.13%, 05/01/25 (Call 08/29/22)	527	518,357
5.50%, 12/01/24 (Call 06/01/24)	507	514,869
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(c)	140	132,993
6.88%, 03/15/27 (Call 03/15/24)(b)	175	142,791
Xerox Corp., 3.80%, 05/15/24	155	150,018
Xerox Holdings Corp., 5.00%, 08/15/25 (Call 07/15/25)(b)	370	357,450
		2,511,300
Oil & Gas — 1.6%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26 (Call 02/15/23)(b)(c)	345	356,223
Antero Resources Corp., 8.38%, 07/15/26 (Call 01/15/24)(b)	185	199,201
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26 (Call 08/29/22)(b)(c)	310	300,021
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(b)(c)	153	155,792
Baytex Energy Corp., 8.75%, 04/01/27 (Call 04/01/23)(b)	270	275,060
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 08/29/22)(b)	215	202,597
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(d)	200	197,678
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	400	392,100
3.12%, 05/04/26 (Call 02/04/26)	155	153,504
3.19%, 04/06/25 (Call 08/24/22)	711	711,000
3.41%, 02/11/26 (Call 12/11/25)	350	350,612
3.54%, 04/06/27 (Call 02/06/27)(c)	250	250,535
3.59%, 04/14/27 (Call 01/14/27)	200	201,062
3.79%, 02/06/24 (Call 08/24/22)	924	932,981
3.80%, 09/21/25 (Call 07/21/25)	340	345,362
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(d)	400	392,544
California Resources Corp., 7.13%, 02/01/26 (Call 02/01/23)(b)(c)	305	301,923
Callon Petroleum Co.
6.38%, 07/01/26 (Call 08/29/22)	210	201,797
8.25%, 07/15/25 (Call 08/29/22)(c)	100	100,017
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27 (Call 01/15/24)(b)(c)	150	131,084
9.25%, 07/15/24 (Call 08/15/22)(b)	316	321,972
11.00%, 04/15/25 (Call 08/29/22)(b)	275	269,481
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	641	605,091
3.80%, 04/15/24 (Call 01/15/24)	254	253,007
3.85%, 06/01/27 (Call 03/01/27)	150	146,768
3.90%, 02/01/25 (Call 11/01/24)	142	141,476
Cenovus Energy Inc.
4.25%, 04/15/27 (Call 01/15/27)	59	58,967
5.38%, 07/15/25 (Call 04/15/25)	669	694,382
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 08/29/22)(b)(c)	150	136,907
6.88%, 04/01/27 (Call 08/29/22)(b)	200	191,234
Security	Par (000)	Value
Oil & Gas (continued)
Chesapeake Energy Corp., 5.50%, 02/01/26 (Call 02/05/23)(b)	$280	$280,000
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	1,697	1,631,292
2.00%, 05/11/27 (Call 03/11/27)	200	190,166
2.90%, 03/03/24 (Call 01/03/24)	751	750,114
2.95%, 05/16/26 (Call 02/16/26)	135	134,168
3.33%, 11/17/25 (Call 08/17/25)	275	276,169
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	1,197	1,114,347
3.90%, 11/15/24 (Call 08/15/24)	333	338,258
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)(c)	232	218,280
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23(d)	800	810,408
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	1,000	1,013,060
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	800	798,248
CNX Resources Corp., 7.25%, 03/14/27 (Call 08/29/22)(b)(c)	355	359,423
Colgate Energy Partners III LLC, 7.75%, 02/15/26 (Call 02/15/24)(b)	160	156,925
ConocoPhillips Co.
2.40%, 03/07/25 (Call 03/07/23)	527	514,874
3.35%, 11/15/24 (Call 08/15/24)(c)	216	216,158
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(b)	350	316,725
3.80%, 06/01/24 (Call 03/01/24)	800	792,016
Cosan Luxembourg SA, 7.00%, 01/20/27 (Call 08/29/22)(d)	200	203,722
Coterra Energy Inc., 4.38%, 06/01/24 (Call 03/01/24)(b)	455	455,136
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 08/29/22)(b)	650	648,596
CVR Energy Inc., 5.25%, 02/15/25 (Call 08/15/22)(b)	325	311,093
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)	401	409,990
5.85%, 12/15/25 (Call 09/15/25)	265	277,556
Diamondback Energy Inc., 3.25%, 12/01/26 (Call 10/01/26)	324	320,352
Earthstone Energy Holdings LLC, 8.00%, 04/15/27 (Call 04/15/24)(b)(c)	280	266,960
Ecopetrol SA
4.13%, 01/16/25	515	496,125
5.38%, 06/26/26 (Call 03/26/26)(c)	810	783,602
5.88%, 09/18/23	900	910,179
Empresa Nacional del Petroleo
3.75%, 08/05/26 (Call 05/05/26)(d)	400	372,096
4.38%, 10/30/24(c)(d)	284	284,026
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(b)	300	285,696
4.88%, 03/30/26 (Call 12/30/25)(b)	300	275,892
Energy Ventures Gom LLC/EnVen Finance Corp., 11.75%, 04/15/26 (Call 04/15/23)(b)(c)	144	143,705
Eni SpA, Series X-R, 4.00%, 09/12/23(b)	620	618,357
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 08/29/22)(b)(c)	215	199,935
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	171	170,164
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(b)(c)	365	351,302
6.13%, 02/01/25 (Call 01/01/25)	665	692,850
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	415	395,503
2.65%, 01/15/24	770	764,364
2.88%, 04/06/25 (Call 03/06/25)	1,347	1,333,786
3.25%, 11/10/24	230	229,887

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
3.70%, 03/01/24	$859	$866,671
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)	1,039	1,019,010
2.28%, 08/16/26 (Call 06/16/26)	200	193,902
2.71%, 03/06/25 (Call 12/06/24)	723	715,589
2.99%, 03/19/25 (Call 02/19/25)	1,068	1,063,440
3.04%, 03/01/26 (Call 12/01/25)	1,445	1,440,968
3.18%, 03/15/24 (Call 12/15/23)	514	515,465
3.29%, 03/19/27 (Call 01/19/27)(c)	300	302,541
Geopark Ltd., 5.50%, 01/17/27 (Call 01/17/24)(d)	200	171,498
GS Caltex Corp., 3.00%, 06/04/24(d)	400	393,492
Gulfport Energy Corp., 8.00%, 05/17/26 (Call 05/17/24)	310	311,190
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	265	239,825
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	580	574,188
4.30%, 04/01/27 (Call 01/01/27)	250	249,200
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(b)	438	448,696
Independence Energy Finance LLC, 7.25%, 05/01/26 (Call 05/01/23)(b)(c)	360	335,398
Indian Oil Corp. Ltd., 4.75%, 01/16/24(d)	400	403,516
Ithaca Energy North Sea PLC, 9.00%, 07/15/26 (Call 07/15/23)(b)	265	253,584
KazMunayGas National Co. JSC
4.75%, 04/24/25(d)	400	384,624
4.75%, 04/19/27(d)	400	358,188
Korea National Oil Corp.
2.63%, 04/14/26(d)	400	384,160
4.00%, 01/23/24(d)	310	311,941
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 08/29/22)(d)	400	335,676
Laredo Petroleum Inc., 9.50%, 01/15/25 (Call 08/29/22)	305	312,668
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(b)	275	270,726
6.50%, 06/30/27 (Call 12/30/26)(b)	300	289,542
Lundin Energy Finance BV, 2.00%, 07/15/26 (Call 06/15/26)(b)	300	273,141
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/09/22)(b)(c)	215	204,590
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)	500	498,190
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	523	520,348
4.70%, 05/01/25 (Call 04/01/25)	919	937,040
Matador Resources Co., 5.88%, 09/15/26 (Call 08/15/22)(c)	500	507,920
Medco Bell Pte Ltd., 6.38%, 01/30/27 (Call 01/30/24)(d)	200	178,960
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(d)	400	375,364
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 08/29/22)(d)	200	192,502
MEG Energy Corp., 7.13%, 02/01/27 (Call 02/01/23)(b)	505	523,599
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 08/29/22)(b)(c)	380	346,507
10.50%, 05/15/27 (Call 08/29/22)(b)	250	239,320
Murphy Oil Corp., 5.75%, 08/15/25 (Call 08/29/22)(c)	300	301,770
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(c)	290	267,206
7.38%, 05/15/27 (Call 05/15/24)(b)	330	327,994
9.00%, 02/01/25 (Call 08/29/22)(b)	108	106,826
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 08/29/22)(b)	280	254,612
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/26(d)	200	40,350
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/30/22)(b)	425	408,565
Security	Par (000)	Value
Oil & Gas (continued)
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	$220	$216,806
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	50	49,466
3.00%, 02/15/27 (Call 11/15/26)	100	92,594
5.50%, 12/01/25 (Call 09/01/25)(c)	400	409,116
5.55%, 03/15/26 (Call 12/15/25)(c)	535	549,450
5.88%, 09/01/25 (Call 06/01/25)	520	535,564
6.95%, 07/01/24	378	396,492
8.00%, 07/15/25 (Call 04/15/25)	310	341,208
Oil and Gas Holding Co. BSCC (The), 7.63%, 11/07/24(d)	415	419,602
Oil India International Pte Ltd., 4.00%, 04/21/27(d)	200	193,922
Oil India Ltd., 5.38%, 04/17/24(d)	400	407,512
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(d)	400	389,420
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	405	412,881
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 08/29/22)(b)	160	151,758
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 06/15/25 (Call 08/29/22)(c)	340	335,842
PDC Energy Inc.
5.75%, 05/15/26 (Call 08/29/22)	355	345,436
6.13%, 09/15/24 (Call 08/29/22)	108	107,839
Penn Virginia Holdings LLC., 9.25%, 08/15/26 (Call 08/15/23)(b)	205	202,208
Pertamina Persero PT, 1.40%, 02/09/26 (Call 01/09/26)(d)	400	360,764
Petrobras Global Finance BV
5.30%, 01/27/25	300	306,198
7.38%, 01/17/27(c)	400	431,048
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	300	240,768
Petroleos Mexicanos
4.25%, 01/15/25(c)	499	475,003
4.50%, 01/23/26	550	498,492
4.63%, 09/21/23	400	395,452
4.88%, 01/18/24	500	498,700
6.49%, 01/23/27 (Call 11/23/26)	650	590,200
6.50%, 03/13/27(c)	2,000	1,817,060
6.88%, 10/16/25 (Call 09/16/25)	400	392,616
6.88%, 08/04/26(c)	1,300	1,240,486
Petron Corp., 5.95%, (Call 04/19/26)(a)(d)(e)	200	188,656
Petronas Capital Ltd., 3.50%, 03/18/25(d)	1,100	1,097,679
Petrorio Luxembourg Trading Sarl, 6.13%, 06/09/26 (Call 06/09/24)(d)	400	377,572
Phillips 66
0.90%, 02/15/24 (Call 08/29/22)(c)	180	173,219
1.30%, 02/15/26 (Call 01/15/26)(c)	200	183,968
3.85%, 04/09/25 (Call 03/09/25)(c)	741	749,077
Phillips 66 Co.
2.45%, 12/15/24 (Call 11/15/24)(b)	560	538,149
3.61%, 02/15/25 (Call 11/15/24)(b)	322	320,506
Pioneer Natural Resources Co., 1.13%, 01/15/26 (Call 12/15/25)	245	223,325
Precision Drilling Corp., 7.13%, 01/15/26 (Call 08/15/22)(b)	175	162,873
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27 (Call 04/10/27)(d)	200	185,892
Puma International Financing SA
5.00%, 01/24/26 (Call 08/09/22)(b)	400	341,868
5.13%, 10/06/24 (Call 08/09/22)(b)	200	179,748
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(d)	800	738,392
Raizen Fuels Finance SA, 5.30%, 01/20/27(d)	400	392,436
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(c)	365	364,620
5.00%, 03/15/23 (Call 12/15/22)	70	70,256

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
Reliance Industries Ltd., 4.13%, 01/28/25(d)	$550	$550,918
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(d)	400	380,200
1.60%, 06/17/26 (Call 05/17/26)(d)	600	556,710
Saudi Arabian Oil Co.
1.25%, 11/24/23 (Call 10/24/23)(d)	200	193,982
1.63%, 11/24/25 (Call 10/24/25)(d)	600	562,554
2.88%, 04/16/24(d)	1,400	1,381,730
SEPLAT Energy PLC, 7.75%, 04/01/26 (Call 04/01/23)(d)	400	337,788
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25(d)	425	328,300
Shell International Finance BV
0.38%, 09/15/23	270	262,346
2.00%, 11/07/24 (Call 10/07/24)	734	717,874
2.50%, 09/12/26	485	471,177
2.88%, 05/10/26	140	137,638
3.25%, 05/11/25	1,607	1,608,944
3.50%, 11/13/23 (Call 10/13/23)	939	944,230
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23(d)	400	405,720
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 04/10/24(d)	800	813,696
Sinopec Group Overseas Development 2015 Ltd., 3.25%, 04/28/25(d)	676	671,025
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(d)	400	390,252
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26(d)	800	750,672
2.15%, 05/13/25 (Call 04/13/25)(d)	800	770,864
2.50%, 08/08/24(d)	600	590,166
2.50%, 11/12/24(d)	800	784,872
3.75%, 09/12/23(d)	400	402,732
4.13%, 09/12/25(d)	200	203,450
SK Innovation Co. Ltd., 4.13%, 07/13/23(d)	0	—
SM Energy Co.
5.63%, 06/01/25 (Call 08/29/22)	175	172,347
6.63%, 01/15/27 (Call 08/29/22)	205	205,029
6.75%, 09/15/26 (Call 08/29/22)	215	214,903
Southwestern Energy Co., 5.95%, 01/23/25 (Call 10/23/24)(c)	210	213,293
Strathcona Resources Ltd., 6.88%, 08/01/26 (Call 08/01/23)(b)	270	247,825
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 08/29/22)	300	298,701
Talos Production Inc., 12.00%, 01/15/26 (Call 01/15/23)	365	389,769
Tap Rock Resources LLC, 7.00%, 10/01/26 (Call 10/01/23)(b)	235	222,042
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(d)	600	500,802
4.00%, 08/15/26(d)	200	168,904
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	721	709,125
3.70%, 01/15/24(c)	639	644,323
3.75%, 04/10/24	761	768,184
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 08/29/22)(b)	241	229,952
Transocean Inc.
7.25%, 11/01/25 (Call 08/09/22)(b)	265	190,652
7.50%, 01/15/26 (Call 08/09/22)(b)	286	195,289
8.00%, 02/01/27 (Call 02/01/23)(b)	300	199,890
11.50%, 01/30/27 (Call 07/30/23)(b)	320	303,216
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/29/22)(b)	209	195,580
Security	Par (000)	Value
Oil & Gas (continued)
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 08/29/22)(b)	$258	$236,584
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 08/29/22)(b)	7	7,147
Tullow Oil PLC
7.00%, 03/01/25 (Call 08/30/22)(d)	400	327,468
10.25%, 05/15/26 (Call 05/15/23)(c)(d)	825	784,798
Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(d)	400	356,848
Valero Energy Corp., 2.85%, 04/15/25 (Call 03/15/25)	502	489,314
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/29/22)(b)	180	172,103
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 08/29/22)(b)(c)	160	157,958
W&T Offshore Inc., 9.75%, 11/01/23 (Call 08/29/22)(b)	315	303,972
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(b)	555	546,531
3.70%, 09/15/26 (Call 06/15/26)(b)	335	326,246
YPF SA
6.95%, 07/21/27(d)	200	111,078
8.50%, 07/28/25(d)	725	462,789
YPF Sociedad Anonima, 4.00%, 02/12/26(d)(g)	275	216,950
		92,611,976
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 08/29/22)(b)(c)	250	233,650
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
1.23%, 12/15/23	500	485,935
2.06%, 12/15/26 (Call 11/15/26)	445	414,023
CGG SA, 8.75%, 04/01/27 (Call 04/01/24)(b)(c)	200	180,870
COSL Singapore Capital Ltd., 1.88%, 06/24/25 (Call 05/24/25)(d)	800	757,696
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 08/29/22)(b)	200	186,400
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/29/22)(c)	185	175,650
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	222	222,328
KCA Deutag UK Finance PLC, 9.88%, 12/01/25 (Call 12/01/22)(b)	250	230,225
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 08/29/22)(b)	130	77,969
Oceaneering International Inc., 4.65%, 11/15/24 (Call 08/15/24)(c)	185	174,100
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	290	273,769
Schlumberger Holdings Corp.
3.75%, 05/01/24 (Call 04/01/24)(b)	573	575,091
4.00%, 12/21/25 (Call 09/21/25)(b)	655	659,153
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	699	704,599
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 08/29/22)(b)	148	143,191
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 08/29/22)(b)	146	138,135
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 08/29/22)	340	318,492
Weatherford International Ltd., 11.00%, 12/01/24 (Call 08/29/22)(b)	273	276,546
		6,227,822
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	110	106,944

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Packaging & Containers (continued)
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)	$240	$239,083
ARD Finance SA, 6.50%, 06/30/27 (Call 11/15/22), (7.25% PIK)(b)	300	227,253
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27 (Call 06/15/24)(b)	275	282,870
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	575	519,098
5.25%, 04/30/25 (Call 08/29/22)(b)	400	392,192
Ball Corp.
4.00%, 11/15/23	520	520,858
4.88%, 03/15/26 (Call 12/15/25)	439	442,275
5.25%, 07/01/25	472	477,560
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	1,012	961,997
1.57%, 01/15/26 (Call 12/15/25)	708	644,790
1.65%, 01/15/27 (Call 12/15/26)	525	464,404
4.50%, 02/15/26 (Call 08/29/22)(b)(c)	150	145,452
4.88%, 07/15/26 (Call 08/29/22)(b)	135	132,453
5.63%, 07/15/27 (Call 08/29/22)(b)	225	227,252
Brambles USA Inc., 4.13%, 10/23/25 (Call 07/25/25)(b)	195	193,848
Cascades Inc./Cascades USA Inc., 5.13%, 01/15/26 (Call 01/15/23)(b)	105	98,206
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	175	170,887
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 08/29/22)(c)	395	391,951
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(c)	125	134,899
Graphic Packaging International LLC
1.51%, 04/15/26 (Call 03/15/26)(b)	687	627,183
4.13%, 08/15/24 (Call 05/15/24)(c)	150	148,860
LABL Inc.
6.75%, 07/15/26 (Call 08/09/22)(b)	350	338,716
10.50%, 07/15/27 (Call 08/09/22)(b)	25	23,742
Matthews International Corp., 5.25%, 12/01/25 (Call 08/29/22)(b)(c)	121	110,907
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/29/22)(b)	700	695,926
7.25%, 04/15/25 (Call 08/29/22)(b)(c)	650	597,876
8.50%, 04/15/24 (Call 08/29/22)(b)	75	73,837
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(b)	154	144,685
5.88%, 08/15/23(b)	290	290,078
6.38%, 08/15/25(b)(c)	155	148,380
6.63%, 05/13/27 (Call 05/15/23)(b)(c)	305	293,325
Packaging Corp. of America, 3.65%, 09/15/24 (Call 06/15/24)	142	141,446
Pactiv LLC
7.95%, 12/15/25	130	115,911
8.38%, 04/15/27	115	100,892
Sealed Air Corp.
1.57%, 10/15/26 (Call 09/15/26)(b)	105	93,549
5.13%, 12/01/24 (Call 09/01/24)(b)(c)	249	251,727
5.50%, 09/15/25 (Call 06/15/25)(b)(c)	205	208,889
Silgan Holdings Inc., 1.40%, 04/01/26 (Call 03/01/26)(b)	250	225,222
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	586	556,800
2.25%, 02/01/27 (Call 01/01/27)	370	340,463
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 08/09/22)(b)	145	130,351
9.25%, 08/01/24 (Call 08/09/22)(b)	185	171,623
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV, 5.50%, 08/15/26 (Call 08/29/22)(b)	$550	$542,850
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	401	392,591
3.75%, 03/15/25 (Call 01/15/25)	515	513,877
4.65%, 03/15/26 (Call 01/15/26)	615	629,213
		14,683,191
Pharmaceuticals — 1.1%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	1,728	1,691,090
2.95%, 11/21/26 (Call 09/21/26)	1,855	1,809,386
3.20%, 05/14/26 (Call 02/14/26)	1,105	1,094,083
3.60%, 05/14/25 (Call 02/14/25)	1,928	1,929,060
3.75%, 11/14/23 (Call 10/14/23)	922	930,713
3.80%, 03/15/25 (Call 12/15/24)	1,622	1,627,369
3.85%, 06/15/24 (Call 03/15/24)	570	573,015
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	270	267,181
3.40%, 05/15/24 (Call 02/15/24)	464	461,972
Astrazeneca Finance LLC, 1.20%, 05/28/26 (Call 04/28/26)	150	138,737
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(c)	815	741,365
3.38%, 11/16/25	1,008	1,010,913
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 08/29/22)(b)	850	536,817
9.25%, 04/01/26 (Call 08/29/22)(b)	710	496,489
Bausch Health Companies Inc.
5.50%, 11/01/25 (Call 08/29/22)(b)(c)	795	712,956
6.13%, 02/01/27 (Call 02/01/24)(b)	510	434,902
9.00%, 12/15/25 (Call 08/29/22)(b)	795	576,375
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(b)	1,002	988,002
3.88%, 12/15/23 (Call 11/15/23)(b)	820	820,148
4.25%, 12/15/25 (Call 10/15/25)(b)	1,090	1,090,490
Bayer U.S. Finance LLC, 3.38%, 10/08/24(b)	860	848,829
Becton Dickinson and Co.
3.36%, 06/06/24 (Call 04/06/24)	819	813,226
3.70%, 06/06/27 (Call 03/06/27)	1,025	1,015,334
3.73%, 12/15/24 (Call 09/15/24)	387	388,207
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 08/29/22)	236	229,024
0.75%, 11/13/25 (Call 10/13/25)	448	415,677
2.90%, 07/26/24 (Call 06/26/24)	1,414	1,412,035
3.20%, 06/15/26 (Call 04/15/26)	1,306	1,311,786
3.25%, 11/01/23	193	193,784
3.63%, 05/15/24 (Call 02/15/24)	125	125,780
Cardinal Health Inc.
3.08%, 06/15/24 (Call 04/15/24)	654	646,113
3.50%, 11/15/24 (Call 08/15/24)	399	397,436
3.75%, 09/15/25 (Call 06/15/25)	561	562,666
Cigna Corp.
0.61%, 03/15/24 (Call 08/29/22)	605	578,652
1.25%, 03/15/26 (Call 02/15/26)	385	355,825
3.25%, 04/15/25 (Call 01/15/25)	835	828,403
3.40%, 03/01/27 (Call 12/01/26)	50	49,361
3.50%, 06/15/24 (Call 03/17/24)	565	566,684
4.13%, 11/15/25 (Call 09/15/25)	604	613,223
4.50%, 02/25/26 (Call 11/27/25)	945	972,292

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
2.63%, 08/15/24 (Call 07/15/24)(c)	$726	$717,920
2.88%, 06/01/26 (Call 03/01/26)	757	741,686
3.00%, 08/15/26 (Call 06/15/26)	285	279,089
3.38%, 08/12/24 (Call 05/12/24)	614	614,792
3.63%, 04/01/27 (Call 02/01/27)	900	898,839
3.88%, 07/20/25 (Call 04/20/25)	1,566	1,585,512
4.00%, 12/05/23 (Call 09/05/23)	187	188,161
4.10%, 03/25/25 (Call 01/25/25)	470	477,384
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(b)	1,141	1,128,472
Endo Dac/Endo Finance LLC/Endo Finco Inc., 5.88%, 10/15/24 (Call 08/29/22)(b)	200	161,304
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	167	169,609
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	458	445,336
3.00%, 06/01/24 (Call 05/01/24)	1,109	1,110,830
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(b)	280	262,508
Hikma Finance USA LLC, 3.25%, 07/09/25(d)	200	189,126
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(c)	455	425,907
2.45%, 03/01/26 (Call 12/01/25)	250	247,558
2.63%, 01/15/25 (Call 11/15/24)	409	408,121
3.38%, 12/05/23	109	110,203
Lannett Co. Inc., 7.75%, 04/15/26 (Call 04/15/23)(b)	180	54,441
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	95	86,742
1.30%, 08/15/26 (Call 07/15/26)	670	608,501
3.80%, 03/15/24 (Call 12/15/23)	542	544,293
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	1,080	1,097,582
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	220	203,920
1.70%, 06/10/27 (Call 05/10/27)	200	187,444
2.75%, 02/10/25 (Call 11/10/24)	508	504,261
2.90%, 03/07/24 (Call 02/07/24)	844	843,088
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	455	455,910
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	465	452,677
3.00%, 11/20/25 (Call 08/20/25)	1,095	1,094,157
3.40%, 05/06/24	1,328	1,336,127
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)	160	157,405
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (Call 11/15/22)(b)	265	178,350
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 08/29/22)(b)	950	768,027
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	300	294,882
4.38%, 03/15/26 (Call 12/15/25)	365	358,536
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	696	658,611
2.75%, 06/03/26(c)	50	49,767
2.95%, 03/15/24 (Call 02/15/24)	739	739,244
3.00%, 12/15/26(c)	300	301,116
3.20%, 09/15/23 (Call 08/15/23)	638	639,308
3.40%, 05/15/24	687	692,688
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)(c)	305	288,012
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	662	656,095
3.20%, 09/23/26 (Call 06/23/26)	1,285	1,251,603
Security	Par (000)	Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	$895	$902,885
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	405	396,827
3.15%, 10/01/26(c)	1,650	1,478,383
4.75%, 05/09/27 (Call 02/09/27)(c)	500	473,225
6.00%, 04/15/24 (Call 01/15/24)	600	606,864
7.13%, 01/31/25 (Call 10/31/24)	550	564,861
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	1,245	1,178,554
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	709	650,791
Wyeth LLC, 6.45%, 02/01/24	399	417,701
Zoetis Inc., 4.50%, 11/13/25 (Call 08/13/25)	60	61,594
		61,652,229
Pipelines — 0.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 03/01/27 (Call 08/15/22)(b)	310	308,673
7.88%, 05/15/26 (Call 05/15/23)(b)	305	319,054
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26 (Call 08/29/22)(b)	150	141,905
7.63%, 12/15/25 (Call 12/15/22)(b)(c)	285	284,162
Boardwalk Pipelines LP
4.95%, 12/15/24 (Call 09/15/24)	484	489,450
5.95%, 06/01/26 (Call 03/01/26)	50	52,569
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	285	265,341
4.13%, 03/01/25 (Call 02/01/25)(b)	305	293,663
4.35%, 10/15/24 (Call 07/15/24)	150	147,135
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)	550	559,927
5.88%, 03/31/25 (Call 10/02/24)	949	977,138
7.00%, 06/30/24 (Call 01/01/24)	572	593,570
CNPC Global Capital Ltd., 1.35%, 06/23/25 (Call 05/23/25)(d)	400	374,628
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(b)	200	199,530
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	161	162,816
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/15/22)(b)	275	267,855
5.75%, 04/01/25 (Call 08/29/22)	250	250,185
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	490	501,113
Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 05/15/25 (Call 08/29/22)(c)	160	152,582
Enbridge Inc.
0.55%, 10/04/23	250	241,408
1.60%, 10/04/26 (Call 09/04/26)	550	501,616
2.15%, 02/16/24	100	97,699
2.50%, 01/15/25 (Call 12/15/24)	962	934,227
2.50%, 02/14/25	80	77,466
3.50%, 06/10/24 (Call 03/10/24)	574	572,967
4.00%, 10/01/23 (Call 07/01/23)	618	619,774
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	841	809,277
3.90%, 05/15/24 (Call 02/15/24)	490	487,986
3.90%, 07/15/26 (Call 04/15/26)	180	175,903
4.05%, 03/15/25 (Call 12/15/24)	685	679,636
4.20%, 04/15/27 (Call 01/15/27)	500	491,120

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
4.25%, 04/01/24 (Call 01/01/24)	$443	$442,898
4.50%, 04/15/24 (Call 03/15/24)	573	575,384
4.75%, 01/15/26 (Call 10/15/25)	266	267,990
4.90%, 02/01/24 (Call 11/01/23)	540	544,666
5.50%, 06/01/27 (Call 03/01/27)	5	5,168
5.88%, 01/15/24 (Call 10/15/23)	626	639,484
5.95%, 12/01/25 (Call 09/01/25)	510	530,017
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	575	577,835
Energy Transfer LP/Regency Energy Finance Corp., 4.50%, 11/01/23 (Call 08/01/23)	252	252,877
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	340	334,271
4.40%, 04/01/24 (Call 01/01/24)	285	285,282
4.85%, 07/15/26 (Call 04/15/26)	270	267,097
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	80	80,166
3.75%, 02/15/25 (Call 11/15/24)	1,053	1,055,032
3.90%, 02/15/24 (Call 11/15/23)	247	247,781
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(c)	295	286,424
4.13%, 12/01/26 (Call 09/01/26)	235	217,187
6.00%, 07/01/25 (Call 04/01/25)(b)	255	255,538
6.50%, 07/01/27 (Call 01/01/27)(b)	400	399,788
7.50%, 06/01/27 (Call 06/01/24)(b)	240	245,450
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25 (Call 04/15/25)(b)	465	469,957
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27 (Call 06/01/25)(b)	295	295,829
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 08/29/22)	139	134,366
6.25%, 05/15/26 (Call 08/29/22)(c)	220	204,543
6.50%, 10/01/25 (Call 08/29/22)	259	250,992
8.00%, 01/15/27 (Call 01/15/24)	487	477,046
Gray Oak Pipeline LLC, 2.60%, 10/15/25 (Call 09/15/25)(b)	315	296,280
Gulfstream Natural Gas System LLC, 4.60%, 09/15/25 (Call 06/15/25)(b)	50	50,357
Hess Midstream Operations LP, 5.63%, 02/15/26 (Call 08/29/22)(b)	368	366,576
Holly Energy Partners LP/Holly Energy Finance Corp., 6.38%, 04/15/27 (Call 04/15/24)(b)	200	198,056
Howard Midstream Energy Partners LLC, 6.75%, 01/15/27 (Call 01/15/24)(b)	240	205,694
Kinder Morgan Energy Partners LP
3.50%, 09/01/23 (Call 06/01/23)	249	248,522
4.15%, 02/01/24 (Call 11/01/23)	152	152,537
4.25%, 09/01/24 (Call 06/01/24)	686	689,656
4.30%, 05/01/24 (Call 02/01/24)	440	442,596
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)	120	109,022
4.30%, 06/01/25 (Call 03/01/25)	873	881,582
5.63%, 11/15/23 (Call 08/15/23)(b)	679	689,871
Magellan Midstream Partners LP, 5.00%, 03/01/26 (Call 12/01/25)	100	103,109
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/28/25 (Call 08/29/22)(b)	185	180,388
Midwest Connector Capital Co. LLC, 3.90%, 04/01/24 (Call 03/01/24)(b)	569	559,720
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	1,172	1,078,931
4.00%, 02/15/25 (Call 11/15/24)	129	128,261
4.13%, 03/01/27 (Call 12/01/26)	25	24,785
Security	Par (000)	Value
Pipelines (continued)
4.88%, 12/01/24 (Call 09/01/24)	$891	$905,390
4.88%, 06/01/25 (Call 03/01/25)	756	769,449
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	730	690,719
6.75%, 09/15/25 (Call 09/15/22)(b)	584	569,874
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(b)(c)	985	899,246
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 08/29/22)(c)	200	157,418
7.50%, 11/01/23 (Call 08/29/22)(c)	240	225,266
7.50%, 04/15/26 (Call 08/29/22)(c)	165	125,014
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)(c)	295	291,790
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)(c)	200	191,500
5.75%, 10/01/25 (Call 07/01/25)	307	298,349
6.00%, 06/01/26 (Call 03/01/26)	250	246,055
Oleoducto Central SA, 4.00%, 07/14/27 (Call 05/14/27)(d)	200	169,816
ONEOK Inc.
2.75%, 09/01/24 (Call 08/01/24)	272	264,751
5.85%, 01/15/26 (Call 12/15/25)	500	523,090
7.50%, 09/01/23 (Call 06/01/23)	172	177,098
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	599	589,698
3.85%, 10/15/23 (Call 07/15/23)	532	530,457
4.65%, 10/15/25 (Call 07/15/25)	715	717,245
Rattler Midstream LP, 5.63%, 07/15/25 (Call 08/15/22)(b)	260	265,437
Rockies Express Pipeline LLC, 3.60%, 05/15/25 (Call 04/15/25)(b)	235	218,378
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	685	697,981
5.63%, 03/01/25 (Call 12/01/24)	1,462	1,504,588
5.75%, 05/15/24 (Call 02/15/24)	840	858,043
5.88%, 06/30/26 (Call 12/31/25)	404	422,172
Southeast Supply Header LLC, 4.25%, 06/15/24 (Call 03/15/24)(b)	250	212,438
Southern Gas Corridor CJSC, 6.88%, 03/24/26(d)	1,000	1,050,660
Spectra Energy Partners LP
3.50%, 03/15/25 (Call 12/15/24)	261	258,458
4.75%, 03/15/24 (Call 12/15/23)	674	682,425
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.75%, 04/15/25 (Call 08/29/22)	140	110,149
8.50%, 10/15/26 (Call 10/15/23)(b)(c)	345	326,643
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/27 (Call 03/01/23)(b)	240	224,479
7.50%, 10/01/25 (Call 10/01/22)(b)(c)	315	316,395
Targa Resources Corp., 5.20%, 07/01/27 (Call 06/01/27)	1,000	1,017,570
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	287	288,619
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	1,200	1,128,276
3.75%, 10/16/23 (Call 07/16/23)	548	548,543
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	559	623,291
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 08/15/22)	175	149,286
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 08/29/22)(d)	300	243,918
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)(c)	418	410,234
3.95%, 06/01/25 (Call 03/01/25)	200	197,994

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pipelines (continued)
4.65%, 07/01/26 (Call 04/01/26)	$200	$198,306
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	500	491,080
3.90%, 01/15/25 (Call 10/15/24)	631	630,060
4.00%, 09/15/25 (Call 06/15/25)	400	399,040
4.30%, 03/04/24 (Call 12/04/23)(c)	555	557,797
4.50%, 11/15/23 (Call 08/15/23)	663	668,098
4.55%, 06/24/24 (Call 03/24/24)	641	648,057
		51,470,026
Real Estate — 0.4%
Agile Group Holdings Ltd.
5.75%, 01/02/25 (Call 01/02/23)(d)	200	54,688
7.88%, (Call 07/31/24)(a)(d)(e)	300	57,591
8.38%, (Call 12/04/23)(a)(d)(e)	200	38,162
Aldar Sukuk Ltd., 4.75%, 09/29/25(d)	200	203,566
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(d)	400	360,676
Arabian Centres Sukuk Ltd., 5.38%, 11/26/24(d)	200	189,268
AT Securities BV, 5.25%, (Call 07/21/23)(a)(d)(e)	250	233,288
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)	210	214,906
Central Plaza Development Ltd.
3.85%, 07/14/25(d)	200	140,564
4.65%, 01/19/26 (Call 10/19/25)(d)	400	279,472
5.75%, (Call 11/14/24)(a)(d)(e)	200	136,738
China Overseas Finance Cayman III Ltd., 5.38%, 10/29/23(d)	300	303,459
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(d)	200	204,216
China Overseas Finance Cayman VIII Ltd., 2.38%, 03/02/25(d)	200	187,632
China Overseas Grand Oceans Finance IV Cayman Ltd., 2.45%, 02/09/26 (Call 11/09/25)(d)	200	174,648
China Resources Land Ltd.
3.75%, 08/26/24(d)	600	587,832
3.75%, (Call 12/09/24)(a)(d)(e)	600	561,366
China SCE Group Holdings Ltd.
7.00%, 05/02/25 (Call 05/02/23)(d)	200	32,036
7.38%, 04/09/24 (Call 08/29/22)(d)	200	41,830
CIFI Holdings Group Co. Ltd.
5.95%, 10/20/25 (Call 07/20/23)(d)	600	222,300
6.00%, 07/16/25 (Call 01/16/23)(d)	400	150,064
6.45%, 11/07/24 (Call 11/07/22)(d)	200	79,020
Country Garden Holdings Co. Ltd.
3.13%, 10/22/25 (Call 09/22/25)(d)	200	71,512
4.20%, 02/06/26 (Call 02/06/24)(d)	400	144,444
5.13%, 01/17/25 (Call 08/29/22)(d)	600	224,784
5.40%, 05/27/25 (Call 05/27/23)(d)	600	223,386
6.15%, 09/17/25 (Call 09/17/23)(d)	400	148,140
6.50%, 04/08/24 (Call 08/29/22)(d)	400	170,812
7.25%, 04/08/26 (Call 04/08/23)(d)	600	218,562
8.00%, 01/27/24 (Call 08/29/22)(d)	500	236,305
Dar Al-Arkan Sukuk Co. Ltd., 6.75%, 02/15/25(d)	400	389,228
DIFC Sukuk Ltd., 4.33%, 11/12/24(d)	400	400,964
Ease Trade Global Ltd., 4.00%, 11/10/25(d)	200	192,016
Easy Tactic Ltd., 7.50%, 07/11/27	210	41,817
Elect Global Investments Ltd., 4.10%, (Call 06/03/25)(a)(d)(e)	400	344,000
Emaar Sukuk Ltd., 3.64%, 09/15/26(d)	400	387,740
EMG Sukuk Ltd., 4.56%, 06/18/24(d)	400	399,332
Esic Sukuk Ltd., 3.94%, 07/30/24(d)	400	392,172
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 08/29/22)(b)	325	276,256
Security	Par (000)	Value
Real Estate (continued)
Franshion Brilliant Ltd., 3.20%, 04/09/26(d)	$400	$301,732
Fuqing Investment management Co., 3.25%, 06/23/25(d)	600	525,900
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26 (Call 06/30/26)(b)	412	399,887
GLP Pte Ltd., 3.88%, 06/04/25(d)	400	380,144
Greenland Global Investment Ltd., 6.75%, 09/26/23(d)	200	44,286
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/29/22)(b)(c)	190	189,823
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 10/07/25(d)	200	203,644
Huafa 2019 I Co. Ltd., 4.25%, 07/03/24(d)	400	385,024
Huafa 2021 I Co. Ltd., 4.25%, (Call 07/18/24)(a)(d)(e)	200	179,008
Hysan MTN Ltd., 2.88%, 06/02/27 (Call 03/02/27)(d)	200	191,840
KWG Group Holdings Ltd.
5.88%, 11/10/24 (Call 08/15/22)(d)	250	31,550
7.88%, 09/01/23 (Call 08/15/22)(d)	400	62,644
MAF Global Securities Ltd., 4.75%, 05/07/24(d)	400	400,052
MAF Sukuk Ltd., 4.50%, 11/03/25(d)	200	201,124
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	310	313,264
Ontario Teachers’ Cadillac Fairview Properties Trust, 3.88%, 03/20/27 (Call 12/20/26)(b)	1,025	1,013,848
Panther Ventures Ltd., 3.80%, (Call 09/17/23)(d)(e)	200	150,300
Poly Developments and Holdings Group Co. Ltd., 4.75%, 09/17/23(d)	200	198,126
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(d)	200	193,616
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 (Call 01/12/24)(d)	400	148,800
Shimao Group Holdings Ltd., 5.20%, 01/30/25(d)	0	—
Shui On Development Holding Ltd.
5.75%, 11/12/23 (Call 08/29/22)(d)	400	348,696
6.15%, 08/24/24 (Call 08/29/22)(d)	400	315,192
Sinochem Offshore Capital Co. Ltd.
1.00%, 09/23/24 (Call 08/23/24)(d)	403	378,872
1.50%, 11/24/24 (Call 10/24/24)(d)	200	189,274
2.25%, 11/24/26 (Call 10/24/26)(d)	400	368,124
3.00%, (Call 10/29/23)(a)(d)(e)	400	391,076
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 07/30/24(d)	400	144,016
Sino-Ocean Land Treasure IV Ltd., 3.25%, 05/05/26 (Call 02/05/26)(d)	400	112,112
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(d)	600	601,848
Times China Holdings Ltd., 6.75%, 07/08/25 (Call 07/08/23)(d)	400	43,184
Vanke Real Estate Hong Kong Co. Ltd.
3.15%, 05/12/25(d)	200	177,946
4.20%, 06/07/24(d)	200	185,020
5.35%, 03/11/24(d)	810	768,091
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(d)	200	128,018
Westwood Group Holdings Ltd., 2.80%, 01/20/26(d)	600	520,122
WeWork Companies Inc., 7.88%, 05/01/25(b)(c)	325	244,312
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(b)	315	216,569
Wharf REIC Finance BVI Ltd.
2.38%, 05/07/25(d)	400	383,776
2.50%, 09/16/24(d)	400	389,884
Wuhan Urban Construction Group Co. Ltd., 2.25%, 07/09/24(d)	200	191,046
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26 (Call 05/20/24)(d)	400	252,260

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate (continued)
Yuzhou Group Holdings Co. Ltd., 7.38%, 01/13/26 (Call 01/13/24)(d)(i)(j)	$200	$14,048
		20,592,890
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)	527	524,913
3.80%, 04/15/26 (Call 02/15/26)	44	43,832
4.30%, 01/15/26 (Call 10/15/25)	110	111,403
American Campus Communities Operating Partnership LP, 4.13%, 07/01/24 (Call 04/01/24)	345	347,111
American Tower Corp.
0.60%, 01/15/24	255	243,770
1.30%, 09/15/25 (Call 08/15/25)	350	322,581
1.45%, 09/15/26 (Call 08/15/26)	605	543,169
1.60%, 04/15/26 (Call 03/15/26)	852	778,430
2.40%, 03/15/25 (Call 02/15/25)	568	545,047
2.75%, 01/15/27 (Call 11/15/26)	5	4,688
2.95%, 01/15/25 (Call 12/15/24)	552	540,099
3.13%, 01/15/27 (Call 10/15/26)	250	238,325
3.38%, 05/15/24 (Call 04/15/24)	687	681,202
3.38%, 10/15/26 (Call 07/15/26)	160	155,019
3.65%, 03/15/27 (Call 02/15/27)	350	341,446
4.00%, 06/01/25 (Call 03/01/25)	131	131,162
4.40%, 02/15/26 (Call 11/15/25)(c)	135	136,224
5.00%, 02/15/24	691	703,348
AvalonBay Communities Inc.
3.35%, 05/15/27 (Call 02/15/27)	100	97,486
3.45%, 06/01/25 (Call 03/03/25)	401	398,738
3.50%, 11/15/24 (Call 08/15/24)	282	280,968
3.50%, 11/15/25 (Call 08/15/25)	75	74,316
4.20%, 12/15/23 (Call 09/16/23)	219	220,800
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	195	173,230
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	480	456,202
3.13%, 09/01/23 (Call 06/01/23)	66	65,615
3.20%, 01/15/25 (Call 10/15/24)	830	815,848
3.65%, 02/01/26 (Call 11/03/25)	215	213,056
3.80%, 02/01/24 (Call 11/01/23)(c)	461	461,074
Brandywine Operating Partnership LP, 4.10%, 10/01/24 (Call 07/01/24)	360	357,638
Brixmor Operating Partnership LP
3.65%, 06/15/24 (Call 04/15/24)	205	202,194
3.85%, 02/01/25 (Call 11/01/24)	350	345,632
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)(c)	385	338,319
5.75%, 05/15/26 (Call 08/09/22)(b)	450	438,718
Corporate Office Properties LP, 2.25%, 03/15/26 (Call 02/15/26)	495	451,861
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	925	825,276
1.35%, 07/15/25 (Call 06/15/25)(c)	380	352,241
2.90%, 03/15/27 (Call 02/15/27)	180	170,764
3.20%, 09/01/24 (Call 07/01/24)	605	598,418
3.70%, 06/15/26 (Call 03/15/26)	535	528,468
4.45%, 02/15/26 (Call 11/15/25)	195	197,371
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	82	81,524
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)	260	238,012
9.75%, 06/15/25 (Call 08/29/22)	212	211,423
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(c)	$465	$455,226
4.75%, 12/15/26(Call09/15/26)	295	278,554
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	735	671,378
1.25%, 07/15/25 (Call 06/15/25)	345	319,159
1.45%, 05/15/26 (Call 04/15/26)	640	583,174
2.63%, 11/18/24 (Call 10/18/24)	657	636,764
Essex Portfolio LP
3.38%, 04/15/26 (Call 01/15/26)	50	49,029
3.50%, 04/01/25 (Call 01/01/25)	160	157,882
3.88%, 05/01/24 (Call 02/01/24)	25	24,977
Federal Realty OP LP, 3.95%, 01/15/24 (Call 10/15/23)	130	130,148
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	450	433,602
5.25%, 06/01/25 (Call 03/01/25)	545	541,103
5.38%, 11/01/23 (Call 08/01/23)	497	495,753
5.38%, 04/15/26 (Call 01/15/26)	430	427,110
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	503	443,088
6.00%, 04/15/25 (Call 08/29/22)(b)(c)	215	209,967
Healthpeak Properties Inc., 4.00%, 06/01/25 (Call 03/01/25)	440	440,295
Host Hotels & Resorts LP
3.88%, 04/01/24 (Call 02/01/24)	287	284,891
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	132,647
Series F, 4.50%, 02/01/26 (Call 11/01/25)(c)	405	402,639
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	300	286,212
4.75%, 10/01/24 (Call 07/01/24)	408	402,039
5.50%, 02/15/26 (Call 08/29/22)	210	206,611
Kilroy Realty LP, 3.45%, 12/15/24 (Call 09/15/24)	360	352,271
Kimco Realty Corp.
2.70%, 03/01/24 (Call 01/01/24)	438	430,834
3.30%, 02/01/25 (Call 12/01/24)	137	135,264
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	50	48,516
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	330	294,436
5.25%, 10/01/25 (Call 08/15/22)(b)	185	174,723
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	50	48,591
Link Finance Cayman 2009 Ltd. (The)
2.88%, 07/21/26(d)	200	195,222
3.60%, 09/03/24(d)	200	199,888
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)(c)	280	250,085
3.75%, 06/15/24 (Call 03/15/24)	70	69,936
4.30%, 10/15/23 (Call 07/15/23)	327	328,795
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26 (Call 08/29/22)(c)	255	249,668
National Retail Properties Inc., 3.90%, 06/15/24 (Call 03/15/24)	346	346,045
New Residential Investment Corp., 6.25%, 10/15/25 (Call 10/15/22)(b)	285	260,336
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	113	90,401
2.65%, 06/15/26 (Call 05/15/26)	435	362,955
4.25%, 05/15/24 (Call 02/15/24)	30	28,997
4.50%, 02/01/25 (Call 11/01/24)	380	357,515
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)	63	62,877

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.95%, 04/01/24 (Call 01/01/24)	$105	$105,400
5.25%, 01/15/26 (Call 10/15/25)	570	571,282
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 08/29/22)(b)(c)	280	287,160
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	265	243,018
1.50%, 11/09/26 (Call 10/09/26)	935	864,800
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	560	500,797
3.88%, 07/15/24 (Call 04/15/24)(c)	114	114,919
3.88%, 04/15/25 (Call 02/15/25)	63	63,415
4.13%, 10/15/26 (Call 07/15/26)	500	505,075
4.60%, 02/06/24 (Call 11/06/23)	490	496,649
4.63%, 11/01/25 (Call 09/01/25)	315	323,168
4.88%, 06/01/26 (Call 03/01/26)	55	56,840
RLJ Lodging Trust LP, 3.75%, 07/01/26 (Call 07/01/23)(b)	295	276,781
Sabra Health Care LP, 5.13%, 08/15/26 (Call 05/15/26)	405	397,917
SBA Communications Corp., 3.88%, 02/15/27 (Call 02/15/23)(c)	800	763,224
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(b)	395	379,954
3.50%, 02/12/25 (Call 11/14/24)(b)	627	613,388
3.63%, 01/28/26 (Call 12/28/25)(b)	315	306,964
3.75%, 03/23/27 (Call 12/23/26)(b)	500	484,955
Scentre Group Trust 2, 4.75%, 09/24/80 (Call 06/24/26)(a)(b)	200	184,492
Service Properties Trust
4.35%, 10/01/24 (Call 09/01/24)	395	354,058
4.50%, 03/15/25 (Call 09/15/24)	190	160,636
4.65%, 03/15/24 (Call 09/15/23)	140	127,826
4.75%, 10/01/26 (Call 08/01/26)	225	176,058
4.95%, 02/15/27 (Call 08/15/26)(c)	180	148,460
5.25%, 02/15/26 (Call 08/15/25)	200	166,230
7.50%, 09/15/25 (Call 06/15/25)	405	392,433
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	500	448,780
2.00%, 09/13/24 (Call 06/13/24)	841	815,156
3.30%, 01/15/26 (Call 10/15/25)	670	661,323
3.38%, 10/01/24 (Call 07/01/24)	404	402,958
3.38%, 06/15/27 (Call 03/15/27)	50	48,785
3.50%, 09/01/25 (Call 06/01/25)	440	437,532
3.75%, 02/01/24 (Call 11/01/23)	263	263,589
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	362	353,526
4.25%, 02/01/26 (Call 11/01/25)	297	294,576
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	200	180,494
3.75%, 12/31/24 (Call 09/30/24)(b)	220	212,324
4.38%, 01/15/27 (Call 07/15/26)(b)(c)	260	239,699
4.75%, 03/15/25 (Call 09/15/24)	260	258,380
5.50%, 11/01/23 (Call 08/01/23)(b)(c)	205	205,146
Trust Fibra Uno
5.25%, 12/15/24 (Call 09/15/24)(d)	400	393,384
5.25%, 01/30/26 (Call 10/30/25)(d)	400	374,924
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 7.88%, 02/15/25 (Call 08/29/22)(b)	1,045	1,051,280
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	310	299,023
3.25%, 10/15/26 (Call 07/15/26)	30	28,709
3.50%, 04/15/24 (Call 03/15/24)	536	530,806
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 02/01/25 (Call 11/01/24)	$259	$255,050
3.75%, 05/01/24 (Call 02/01/24)	372	370,043
4.13%, 01/15/26 (Call 10/15/25)	180	179,109
VICI Properties LP, 4.38%, 05/15/25	175	173,255
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 08/29/22)(b)	575	546,020
3.75%, 02/15/27 (Call 02/15/23)(b)(c)	565	517,512
4.25%, 12/01/26 (Call 12/01/22)(b)(c)	725	684,632
4.50%, 09/01/26 (Call 06/01/26)(b)	270	257,818
4.63%, 06/15/25 (Call 03/15/25)(b)	590	575,427
5.63%, 05/01/24 (Call 02/01/24)(b)	520	520,322
5.75%, 02/01/27 (Call 11/01/26)(b)	5	4,986
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	790	712,706
3.50%, 01/15/25 (Call 11/15/24)	190	184,222
WEA Finance LLC, 2.88%, 01/15/27 (Call 11/15/26)(b)	225	203,200
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(b)	610	589,065
Welltower Inc.
3.63%, 03/15/24 (Call 02/15/24)	895	893,980
4.00%, 06/01/25 (Call 03/01/25)	994	994,229
4.25%, 04/01/26 (Call 01/01/26)	243	244,779
4.50%, 01/15/24 (Call 10/15/23)	178	179,315
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	35	34,983
4.60%, 04/01/24 (Call 01/01/24)	168	169,243
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(b)	285	287,023
Yuexiu REIT MTN Co. Ltd., 2.65%, 02/02/26(d)	200	174,940
		52,604,716
Retail — 0.6%
1011778 BC ULC/New Red Finance Inc., 5.75%, 04/15/25 (Call 08/29/22)(b)(c)	255	258,060
7-Eleven Inc.
0.80%, 02/10/24 (Call 08/29/22)(b)(c)	1,544	1,475,632
0.95%, 02/10/26 (Call 01/10/26)(b)(c)	780	703,045
99 Escrow Issuer Inc., 7.50%, 01/15/26 (Call 01/15/23)(b)(c)	180	121,435
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 08/15/22)(b)	205	201,617
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)(c)	383	375,371
4.50%, 10/01/25 (Call 07/01/25)	94	93,099
AutoZone Inc.
3.13%, 04/18/24 (Call 03/18/24)	567	562,271
3.13%, 04/21/26 (Call 01/21/26)	175	171,631
3.25%, 04/15/25 (Call 01/15/25)	151	149,199
3.63%, 04/15/25 (Call 03/15/25)	495	494,757
Bath & Body Works Inc.
6.69%, 01/15/27	175	172,571
9.38%, 07/01/25(b)(c)	155	163,434
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27 (Call 04/01/23), (8.50% PIK)(b)(f)	200	139,934
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(b)	150	145,308
Bed Bath & Beyond Inc., 3.75%, 08/01/24 (Call 05/01/24)	135	55,812
Brinker International Inc., 5.00%, 10/01/24 (Call 07/01/24)(b)	220	210,250
Carvana Co.
5.50%, 04/15/27 (Call 04/15/24)(b)(c)	285	187,618
5.63%, 10/01/25 (Call 10/01/22)(b)(c)	240	184,462

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Retail (continued)
CEC Entertainment LLC, 6.75%, 05/01/26 (Call 05/01/23)(b)	$345	$322,551
Costco Wholesale Corp.
2.75%, 05/18/24 (Call 03/18/24)	483	481,923
3.00%, 05/18/27 (Call 02/18/27)	50	49,947
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(b)(c)	227	230,135
Dollar General Corp., 3.88%, 04/15/27 (Call 01/15/27)	50	50,453
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	330	332,244
eG Global Finance PLC
6.75%, 02/07/25 (Call 08/09/22)(b)	360	342,914
8.50%, 10/30/25 (Call 08/30/22)(b)(c)	300	293,841
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26 (Call 04/01/23)(b)(c)	335	311,738
Future Retail Ltd., 5.60%, 01/22/25 (Call 01/22/23)(d)(i)(j)	200	21,168
Guitar Center Inc., 8.50%, 01/15/26 (Call 01/15/23)(b)	280	256,449
Haidilao International Holding Ltd., 2.15%, 01/14/26(d)	400	293,076
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	200	192,930
2.50%, 04/15/27 (Call 02/15/27)	200	194,826
2.70%, 04/15/25 (Call 03/15/25)	315	311,652
2.88%, 04/15/27 (Call 03/15/27)(c)	220	218,291
3.00%, 04/01/26 (Call 01/01/26)	295	294,171
3.35%, 09/15/25 (Call 06/15/25)	409	411,708
3.75%, 02/15/24 (Call 11/15/23)	611	616,688
IRB Holding Corp., 7.00%, 06/15/25 (Call 08/29/22)(b)(c)	395	402,718
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 08/29/22)(b)(c)	450	451,120
Kohl’s Corp., 4.25%, 07/17/25 (Call 04/17/25)(c)	205	195,886
Lowe’s Companies Inc.
3.10%, 05/03/27 (Call 02/03/27)	1,000	979,130
3.13%, 09/15/24 (Call 06/15/24)	500	496,760
3.35%, 04/01/27 (Call 03/01/27)	285	282,888
3.38%, 09/15/25 (Call 06/15/25)	291	290,238
3.88%, 09/15/23 (Call 06/15/23)(c)	81	81,429
4.00%, 04/15/25 (Call 03/15/25)	1,045	1,060,226
LSF9 Atlantis Holdings LLC/Victra Finance Corp., 7.75%, 02/15/26 (Call 02/15/23)(b)(c)	425	387,421
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	580	549,747
3.25%, 06/10/24	107	107,087
3.30%, 07/01/25 (Call 06/01/25)	934	934,037
3.38%, 05/26/25 (Call 02/26/25)	578	578,954
3.50%, 03/01/27 (Call 12/01/26)	240	241,034
3.50%, 07/01/27 (Call 05/01/27)	50	50,065
3.70%, 01/30/26 (Call 10/30/25)	75	76,129
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(b)	530	518,398
Nordstrom Inc.
2.30%, 04/08/24 (Call 08/15/22)	125	119,203
4.00%, 03/15/27 (Call 12/15/26)(c)	215	197,127
O’Reilly Automotive Inc., 3.55%, 03/15/26 (Call 12/15/25)	30	29,837
Party City Holdings Inc., 8.75%, 02/15/26 (Call 08/15/23)(b)(c)	345	209,915
Penske Automotive Group Inc., 3.50%, 09/01/25 (Call 09/01/22)	320	308,493
QVC Inc.
4.45%, 02/15/25 (Call 11/15/24)	312	299,152
4.75%, 02/15/27 (Call 11/15/26)	270	227,164
4.85%, 04/01/24	329	322,700
Rite Aid Corp.
7.50%, 07/01/25 (Call 08/29/22)(b)	258	224,819
Security	Par (000)	Value
Retail (continued)
7.70%, 02/15/27	$3	$2,084
8.00%, 11/15/26 (Call 01/15/23)(b)(c)	430	364,588
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	736	753,767
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/29/22)	175	174,156
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25 (Call 11/28/22)(b)(c)	185	163,085
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26 (Call 09/30/22)(b)	315	280,385
Staples Inc.
7.50%, 04/15/26 (Call 08/29/22)(b)	980	867,388
10.75%, 04/15/27 (Call 08/29/22)(b)(c)	470	350,949
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	60	58,097
3.80%, 08/15/25 (Call 06/15/25)	596	601,877
3.85%, 10/01/23 (Call 07/01/23)	551	555,033
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27 (Call 08/29/22)(c)	175	171,981
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)	875	834,164
2.25%, 04/15/25 (Call 03/15/25)	1,146	1,123,252
2.50%, 04/15/26	80	78,587
3.50%, 07/01/24	732	738,390
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	200	192,586
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 08/29/22)(b)	155	154,735
Walgreens Boots Alliance Inc.
0.95%, 11/17/23 (Call 08/29/22)	770	746,815
3.45%, 06/01/26 (Call 03/01/26)	520	515,752
3.80%, 11/18/24 (Call 08/18/24)(c)	182	182,049
Walmart Inc.
3.30%, 04/22/24 (Call 01/22/24)	640	642,950
5.88%, 04/05/27	500	560,195
White Cap Parent LLC, 8.25%, 03/15/26 (Call 08/29/22), (9.00% PIK)(b)(f)	145	121,800
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)(c)	200	199,684
		31,148,237
Savings & Loans — 0.0%
Nationwide Building Society
0.55%, 01/22/24(b)	285	271,993
1.00%, 08/28/25(b)	435	395,724
1.50%, 10/13/26(b)	760	687,336
3.90%, 07/21/25(b)	200	199,468
4.00%, 09/14/26(b)	250	242,170
4.36%, 08/01/24 (Call 08/01/23), (3 mo. LIBOR US + 1.392%)(a)(b)	350	349,230
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(a)	55	55,175
		2,201,096
Semiconductors — 0.4%
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/29/22)(b)(c)	200	189,050
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)	196	194,577
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(c)	200	201,194
3.90%, 10/01/25 (Call 07/01/25)	280	285,723
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	529	521,287
3.63%, 01/15/24 (Call 11/15/23)	949	949,019
3.88%, 01/15/27 (Call 10/15/26)	1,030	1,019,247

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Semiconductors (continued)
Broadcom Inc.
3.15%, 11/15/25 (Call 10/15/25)(c)	$910	$891,318
3.46%, 09/15/26 (Call 07/15/26)	257	252,009
3.63%, 10/15/24 (Call 09/15/24)	967	966,961
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	275	270,960
2.88%, 05/11/24 (Call 03/11/24)	816	814,882
3.15%, 05/11/27 (Call 02/11/27)	200	199,394
3.40%, 03/25/25 (Call 02/25/25)	1,205	1,209,314
3.70%, 07/29/25 (Call 04/29/25)	421	426,999
3.75%, 03/25/27 (Call 01/25/27)	504	514,710
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	336	344,269
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	285	290,184
3.80%, 03/15/25 (Call 12/15/24)	36	36,348
Marvell Technology Inc., 1.65%, 04/15/26 (Call 03/15/26)(c)	590	541,160
Microchip Technology Inc.
0.97%, 02/15/24	307	292,970
0.98%, 09/01/24	1,220	1,142,554
2.67%, 09/01/23	144	142,026
4.25%, 09/01/25 (Call 09/01/22)	630	626,894
Micron Technology Inc., 4.19%, 02/15/27 (Call 12/15/26)	480	479,458
NVIDIA Corp., 0.58%, 06/14/24 (Call 06/14/23)	825	787,298
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)	1,051	1,064,779
5.35%, 03/01/26 (Call 01/01/26)	347	358,784
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)	458	440,811
3.88%, 06/18/26 (Call 04/18/26)	270	266,398
4.40%, 06/01/27 (Call 05/01/27)	275	275,866
Qorvo Inc., 1.75%, 12/15/24 (Call 12/15/22)(b)	642	602,267
QUALCOMM Inc.
2.90%, 05/20/24 (Call 03/20/24)	852	853,483
3.25%, 05/20/27 (Call 02/20/27)(c)	200	200,830
3.45%, 05/20/25 (Call 02/20/25)	580	583,573
Renesas Electronics Corp., 2.17%, 11/25/26 (Call 10/25/26)(b)	470	425,547
SK Hynix Inc.
1.00%, 01/19/24(d)	200	190,908
1.50%, 01/19/26(d)	400	360,884
3.00%, 09/17/24(d)	400	389,236
Skyworks Solutions Inc., 1.80%, 06/01/26 (Call 05/01/26)	520	472,056
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	110	102,277
1.38%, 03/12/25 (Call 02/12/25)	734	703,245
2.63%, 05/15/24 (Call 03/15/24)	182	180,624
TSMC Arizona Corp., 3.88%, 04/22/27 (Call 03/22/27)	400	401,908
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(d)	1,000	912,700
1.25%, 04/23/26 (Call 03/23/26)(d)	200	183,584
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	541	539,231
		23,098,796
Shipbuilding — 0.0%
CSSC Capital Ltd. Co., 2.50%, 02/13/25(d)	400	384,080
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	351	347,160
		731,240
Software — 0.6%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/29/22)(b)(c)	210	206,726
Security	Par (000)	Value
Software (continued)
Activision Blizzard Inc., 3.40%, 09/15/26 (Call 06/15/26)	$151	$151,513
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	807	785,502
3.25%, 02/01/25 (Call 11/01/24)	420	422,163
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 08/29/22)(b)	285	282,045
9.13%, 03/01/26 (Call 08/09/22)(b)	200	191,344
Broadridge Financial Solutions Inc., 3.40%, 06/27/26 (Call 03/27/26)	50	49,271
Cadence Design Systems Inc., 4.38%, 10/15/24 (Call 07/15/24)(c)	58	58,911
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(b)(c)	350	334,988
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/09/22)(b)	612	609,093
Citrix Systems Inc., 1.25%, 03/01/26 (Call 02/01/26)(c)	604	587,215
Consensus Cloud Solutions Inc., 6.00%, 10/15/26 (Call 10/15/23)(b)(c)	175	163,329
CWT Travel Group Inc., 8.50%, 11/19/26 (Call 11/19/22)(b)(c)	295	272,524
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	85	87,865
Fair Isaac Corp., 5.25%, 05/15/26 (Call 02/15/26)(b)(c)	215	219,657
Fidelity National Information Services Inc.
0.60%, 03/01/24	614	584,639
1.15%, 03/01/26 (Call 02/01/26)	885	804,545
4.50%, 07/15/25	120	121,970
4.70%, 07/15/27 (Call 06/15/27)	350	360,052
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	525	483,388
2.75%, 07/01/24 (Call 06/01/24)	1,230	1,212,054
3.20%, 07/01/26 (Call 05/01/26)	440	428,336
3.80%, 10/01/23 (Call 09/01/23)	952	954,742
3.85%, 06/01/25 (Call 03/01/25)	673	672,596
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(b)	783	732,778
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	888	832,278
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	660	647,335
2.70%, 02/12/25 (Call 11/12/24)	495	493,960
2.88%, 02/06/24 (Call 12/06/23)	1,003	1,003,552
3.13%, 11/03/25 (Call 08/03/25)	1,790	1,801,008
3.30%, 02/06/27 (Call 11/06/26)	2,030	2,060,775
3.63%, 12/15/23 (Call 09/15/23)	1,089	1,101,720
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	1,305	1,199,869
2.40%, 09/15/23 (Call 07/15/23)	1,101	1,088,603
2.50%, 04/01/25 (Call 03/01/25)(c)	1,940	1,874,700
2.65%, 07/15/26 (Call 04/15/26)	1,405	1,329,818
2.80%, 04/01/27 (Call 02/01/27)	250	235,580
2.95%, 11/15/24 (Call 09/15/24)	961	945,095
2.95%, 05/15/25 (Call 02/15/25)(c)	1,932	1,883,603
3.40%, 07/08/24 (Call 04/08/24)(c)	1,611	1,603,477
PTC Inc., 3.63%, 02/15/25 (Call 08/29/22)(b)(c)	305	297,021
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	480	440,621
2.35%, 09/15/24 (Call 08/15/24)	444	432,261
3.65%, 09/15/23 (Call 08/15/23)	967	968,634
salesforce.com Inc., 0.63%, 07/15/24 (Call 08/29/22)	50	47,735
Skillz Inc., 10.25%, 12/15/26 (Call 12/15/23)(b)	145	89,058
Take-Two Interactive Software Inc.
3.30%, 03/28/24	120	119,542
3.55%, 04/14/25	290	287,947
3.70%, 04/14/27 (Call 03/14/27)	760	753,000

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Software (continued)
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 08/29/22)(b)	$865	$733,018
VMware Inc.
1.00%, 08/15/24 (Call 08/29/22)	365	344,104
1.40%, 08/15/26 (Call 07/15/26)	970	874,668
4.50%, 05/15/25 (Call 04/15/25)	132	133,482
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	260	254,974
		34,654,684
Sovereign Debt Securities — 0.0%
AVI Funding Co.Ltd., 3.80%, 09/16/25(d)	200	200,642

Storage & Warehousing — 0.0%
GLP China Holdings Ltd., 4.97%, 02/26/24(d)	600	562,944

Telecommunications — 1.0%
Altice France Holding SA, 10.50%, 05/15/27 (Call 08/09/22)(b)	775	729,461
Altice France SA/France, 8.13%, 02/01/27 (Call 08/09/22)(b)(c)	900	888,795
AT&T Inc.
0.90%, 03/25/24 (Call 08/09/22)	275	264,083
1.70%, 03/25/26 (Call 03/25/23)	2,027	1,887,563
2.30%, 06/01/27 (Call 04/01/27)	1,075	1,007,490
2.95%, 07/15/26 (Call 04/15/26)	90	87,621
3.88%, 01/15/26 (Call 10/15/25)	155	155,946
4.25%, 03/01/27 (Call 12/01/26)	515	525,748
Axiata SPV2 Bhd, 4.36%, 03/24/26(d)	400	408,260
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24(c)	448	428,413
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(d)	450	458,969
Bharti Airtel Ltd., 4.38%, 06/10/25(d)	400	398,460
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)	250	218,468
4.50%, 12/04/23 (Call 11/04/23)	225	226,472
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	428	424,456
2.95%, 02/28/26	215	215,037
3.50%, 06/15/25	45	45,757
3.63%, 03/04/24	625	632,387
CommScope Inc.
6.00%, 03/01/26 (Call 08/29/22)(b)	710	690,581
8.25%, 03/01/27 (Call 08/29/22)(b)(c)	475	413,188
CommScope Technologies LLC
5.00%, 03/15/27 (Call 08/09/22)(b)	375	308,621
6.00%, 06/15/25 (Call 08/09/22)(b)	623	576,275
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(b)	975	953,296
Deutsche Telekom International Finance BV, 2.49%, 09/19/23 (Call 07/19/23)(b)	200	197,844
Digicel International Finance Ltd./Digicel international Holdings Ltd. 8.75%, 05/25/24 (Call 08/15/22)(d)	600	562,384
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(d)	400	392,564
4.88%, 10/30/24 (Call 07/30/24)(d)	200	198,940
Globe Telecom Inc., 4.20%, (Call 08/02/26)(a)(d)(e)	400	372,292
HKT Capital No. 2 Ltd., 3.63%, 04/02/25(d)	500	494,790
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(d)	200	193,220
Hughes Satellite Systems Corp.
5.25%, 08/01/26(c)	385	390,436
6.63%, 08/01/26(c)	365	359,018
Iliad Holding SASU, 6.50%, 10/15/26 (Call 10/15/23)(b)	635	609,359
Security	Par (000)	Value
Telecommunications (continued)
Intrado Corp., 8.50%, 10/15/25 (Call 08/29/22)(b)(c)	$330	$288,235
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)(c)	525	476,495
Kenbourne Invest SA, 6.88%, 11/26/24 (Call 08/29/22)(d)	400	374,000
KT Corp., 1.00%, 09/01/25(d)	400	366,880
Level 3 Financing Inc.
3.40%, 03/01/27 (Call 01/01/27)(b)	490	442,818
5.25%, 03/15/26 (Call 08/29/22)	380	376,865
5.38%, 05/01/25 (Call 08/29/22)	400	400,136
Ligado Networks LLC
15.50%, 11/01/23, (15.50% PIK)(b)(f)	1,851	910,594
17.50%, 05/01/24, (17.50% PIK)(b)(f)	473	133,124
Liquid Telecommunications Financing Plc, 5.50%, 09/04/26 (Call 03/04/23)(d)	400	348,492
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)(c)	574	532,884
5.13%, 12/15/26 (Call 12/15/22)(b)	640	582,758
5.63%, 04/01/25 (Call 01/01/25)(c)	275	274,093
Series W, 6.75%, 12/01/23	375	380,850
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	464	475,781
Maxar Technologies Inc., 7.75%, 06/15/27 (Call 06/15/24)(b)	260	265,892
Motorola Solutions Inc., 4.00%, 09/01/24	59	59,140
MTN Mauritius Investments Ltd.
4.76%, 11/11/24(d)	400	393,072
6.50%, 10/13/26(d)	200	198,042
NBN Co. Ltd., 1.45%, 05/05/26 (Call 04/05/26)(b)	1,090	995,824
Network i2i Ltd.
3.98%, (d)(e)	400	333,800
5.65%, (Call 01/15/25)(a)(d)(e)	400	385,192
Nokia OYJ, 4.38%, 06/12/27	250	252,685
NTT Finance Corp.
0.58%, 03/01/24(b)	855	816,243
1.16%, 04/03/26 (Call 03/03/26)(b)	1,435	1,312,666
4.14%, 07/26/24(b)	200	202,044
4.24%, 07/25/25(b)	385	391,468
4.37%, 07/27/27 (Call 06/27/27)(b)	230	236,939
Ooredoo International Finance Ltd.
3.75%, 06/22/26(d)	200	199,954
5.00%, 10/19/25(b)	400	415,280
Oztel Holdings SPC Ltd., 5.63%, 10/24/23(d)	200	200,328
Qwest Corp., 7.25%, 09/15/25	160	167,555
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(b)	840	825,619
3.20%, 03/15/27 (Call 02/15/27)(b)	705	688,905
3.63%, 12/15/25 (Call 09/15/25)	580	573,110
4.10%, 10/01/23 (Call 07/01/23)	333	334,888
5.25%, 03/15/82 (Call 03/15/27)(a)(b)	375	343,481
SingTel Group Treasury Pte Ltd., 3.25%, 06/30/25(d)	400	396,228
Sprint Corp.
7.13%, 06/15/24	1,221	1,278,851
7.63%, 02/15/25 (Call 11/15/24)	781	833,842
7.63%, 03/01/26 (Call 11/01/25)	700	767,676
7.88%, 09/15/23	2,051	2,127,851
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 4.74%, 03/20/25 (Call 03/20/24)(b)	138	138,035
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	760	739,252
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27(d)	400	381,084
Telefonica Emisiones SA, 4.10%, 03/08/27	725	722,803
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(b)	175	102,926

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.63%, 12/06/26 (Call 12/06/23)(b)	$230	$146,706
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(b)	295	291,009
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	435	401,470
2.25%, 02/15/26 (Call 02/15/23)	770	718,849
2.63%, 04/15/26 (Call 04/15/23)	575	541,920
3.50%, 04/15/25 (Call 03/15/25)	1,926	1,904,775
3.75%, 04/15/27 (Call 02/15/27)	1,702	1,677,287
5.38%, 04/15/27 (Call 08/09/22)(c)	263	266,753
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25(d)	400	338,788
Tower Bersama Infrastructure, 2.80%, 05/02/27 (Call 11/02/26)(d)	200	172,046
Tower Bersama Infrastructure Tbk PT, 2.75%, 01/20/26 (Call 12/20/25)(d)	400	363,916
Turk Telekomunikasyon AS
4.88%, 06/19/24(d)	300	258,048
6.88%, 02/28/25(d)	200	172,538
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(d)	200	170,562
Verizon Communications Inc.
0.75%, 03/22/24	1,139	1,095,809
0.85%, 11/20/25 (Call 10/20/25)	3,575	3,295,614
1.45%, 03/20/26 (Call 02/20/26)	1,340	1,254,213
2.63%, 08/15/26	355	344,318
3.38%, 02/15/25	1,077	1,080,716
3.50%, 11/01/24 (Call 08/01/24)	682	684,462
4.13%, 03/16/27	255	260,896
ViaSat Inc.
5.63%, 09/15/25 (Call 08/09/22)(b)	335	294,931
5.63%, 04/15/27 (Call 08/09/22)(b)	305	287,774
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(a)(c)	305	270,456
4.13%, 05/30/25	363	367,450
Zayo Group Holdings Inc., 4.00%, 03/01/27 (Call 08/29/22)(b)	700	613,116
		56,435,296
Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 08/08/22)(d)	500	361,380

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	507	496,738
3.55%, 11/19/26 (Call 09/19/26)	90	87,366
Mattel Inc., 3.38%, 04/01/26 (Call 04/01/23)(b)	340	322,544
		906,648
Transportation — 0.3%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/15/22)(b)	275	144,103
AP Moller - Maersk A/S, 3.88%, 09/28/25 (Call 06/28/25)(b)(c)	125	125,589
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26), (3 mo. LIBOR US + 2.350%)(a)	40	39,187
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)	570	568,279
3.40%, 09/01/24 (Call 06/01/24)	405	408,212
3.65%, 09/01/25 (Call 06/01/25)	345	349,809
3.75%, 04/01/24 (Call 01/01/24)	595	600,212
3.85%, 09/01/23 (Call 06/01/23)	553	556,047
7.00%, 12/15/25	460	512,215
Security	Par (000)	Value

Transportation (continued)
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	$90	$87,922
2.95%, 11/21/24 (Call 08/21/24)	40	39,536
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 12/02/22)	740	702,697
1.75%, 12/02/26 (Call 11/02/26)(c)	364	338,407
2.90%, 02/01/25 (Call 11/01/24)	591	579,942
CRCC Chengan Ltd., 3.97%, (Call 06/27/24)(a)(d)(e)	400	396,364
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	50	49,574
3.35%, 11/01/25 (Call 08/01/25)	125	124,759
3.40%, 08/01/24 (Call 05/01/24)	558	558,340
Eastern Creation Ii Investment Co., 1.35%, 10/20/24(d)	200	190,156
Eastern Creation II Investment Holdings Ltd., 1.00%, 09/10/23(d)	400	389,628
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	220	219,701
Guangzhou Metro Investment Finance BVI Ltd., 1.51%, 09/17/25(d)	200	184,896
Henan Railway Construction & Investment Group Co. Ltd., 2.20%, 01/26/25(d)	200	187,932
Indian Railway Finance Corp. Ltd., 3.73%, 03/29/24(d)	200	198,946
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	215	216,032
Misc Capital Two Labuan Ltd.
3.63%, 04/06/25(d)	200	196,090
3.75%, 04/06/27 (Call 03/06/27)(d)	200	191,428
Navios South American Logistics Inc./Navios Logistics Finance U.S. Inc., 10.75%, 07/01/25 (Call 08/29/22)(d)	200	189,858
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(c)	75	73,387
3.65%, 08/01/25 (Call 06/01/25)	200	200,378
3.85%, 01/15/24 (Call 10/15/23)	154	154,967
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(d)	600	594,318
4.88%, 10/01/24(d)	200	201,726
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	295	272,132
2.50%, 09/01/24 (Call 08/01/24)	389	377,680
2.85%, 03/01/27 (Call 02/01/27)	100	94,479
2.90%, 12/01/26 (Call 10/01/26)	75	71,210
3.65%, 03/18/24 (Call 02/18/24)(c)	518	516,912
3.88%, 12/01/23 (Call 11/01/23)	318	318,359
4.30%, 06/15/27 (Call 05/15/27)	575	577,996
4.63%, 06/01/25 (Call 05/01/25)	314	318,462
Seaspan Corp., 6.50%, 04/29/26 (Call 04/29/25)(b)	200	181,218
SF Holding Investment Ltd., 2.38%, 11/17/26(d)	200	187,034
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(d)	400	80,000
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	50	47,501
3.15%, 03/01/24 (Call 02/01/24)	521	520,797
3.25%, 01/15/25 (Call 10/15/24)	273	273,699
3.25%, 08/15/25 (Call 05/15/25)	311	310,334
3.65%, 02/15/24 (Call 11/15/23)	517	518,763
3.75%, 03/15/24 (Call 12/15/23)	421	423,442
3.75%, 07/15/25 (Call 05/15/25)	340	344,260
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	445	438,325
2.80%, 11/15/24 (Call 09/15/24)	110	109,670
3.90%, 04/01/25 (Call 03/01/25)	705	719,065
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(c)	540	503,674

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Watco Cos. LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(b)	$300	$286,107
Western Global Airlines LLC, 10.38%, 08/15/25 (Call 05/15/25)(b)(c)	215	198,845
XPO Logistics Inc., 6.25%, 05/01/25 (Call 08/29/22)(b)	290	293,848
Yunda Holding Investment Co., 2.25%, 08/19/25(d)	400	363,864
		17,918,313
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3 mo. LIBOR US + 4.300%)(a)(b)(c)	250	235,335
CMB International Leasing Management Ltd.
1.88%, 08/12/25(d)	600	556,284
2.00%, 02/04/26(d)	600	554,874
3.00%, 07/03/24(d)	400	390,624
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(d)	400	374,580
2.63%, 03/20/25 (Call 02/20/25)(d)	200	187,072
DAE Funding LLC Co., 1.63%, 02/15/24(d)	200	189,892
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 08/29/22)(b)(c)	395	393,207
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	123	120,734
3.25%, 09/15/26 (Call 06/15/26)	75	72,698
4.35%, 02/15/24 (Call 01/15/24)(c)	264	265,315
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(b)(c)	600	540,792
1.70%, 06/15/26 (Call 05/15/26)(b)	310	280,138
2.70%, 11/01/24 (Call 10/01/24)(b)	379	365,750
3.40%, 11/15/26 (Call 08/15/26)(b)	160	153,880
3.45%, 07/01/24 (Call 06/01/24)(b)	269	264,508
3.90%, 02/01/24 (Call 01/01/24)(b)	465	462,786
3.95%, 03/10/25 (Call 01/10/25)(b)	470	465,671
4.00%, 07/15/25 (Call 06/15/25)(b)	47	46,599
4.40%, 07/01/27 (Call 06/01/27)(b)	475	475,214
4.45%, 01/29/26 (Call 11/29/25)(b)	354	354,237
SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26 (Call 09/15/26)(b)	775	674,630
		7,424,820
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)	455	396,897

Water — 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (Call 12/01/24)	808	808,889
3.85%, 03/01/24 (Call 12/01/23)	329	330,484
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(b)(c)	360	359,625
Solaris Midstream Holdings LLC, 7.63%, 04/01/26 (Call 04/01/23)(b)	205	198,916
		1,697,914

Total Corporate Bonds & Notes — 35.1%
(Cost: $2,128,745,306)		2,014,994,637

Foreign Government Obligations(k)

Angola — 0.0%
Angolan Government International Bond, 9.50%, 11/12/25(d)	500	466,660

Argentina — 0.0%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, 06/01/27(d)	200	159,528
Security	Par (000)	Value

Argentina (continued)
Provincia de Cordoba
6.88%, 12/10/25(d)(g)	$300	$210,633
6.99%, 06/01/27(d)(g)	200	114,000
		484,161
Azerbaijan — 0.0%
Republic of Azerbaijan International Bond, 4.75%, 03/18/24(d)	600	602,982

Bahrain — 0.1%
Bahrain Government International Bond
6.13%, 08/01/23(d)	600	602,964
7.00%, 01/26/26(d)	800	824,600
CBB International Sukuk Co. 5 SPC, 5.62%, 02/12/24(d)	600	605,796
CBB International Sukuk Co. 6 SPC, 5.25%, 03/20/25(d)	200	199,968
CBB International Sukuk Programme Co. WLL
4.50%, 03/30/27(d)	200	193,628
6.25%, 11/14/24(d)	1,000	1,022,630
		3,449,586
Belarus — 0.0%
Development Bank of the Republic of Belarus JSC, 6.75%, 05/02/24(d)	400	42,000
Republic of Belarus International Bond, 5.88%, 02/24/26(d)	200	24,000
		66,000
Bermuda — 0.0%
Bermuda Government International Bond, 4.85%, 02/06/24(d)	425	429,667

Brazil — 0.1%
Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 09/26/23(d)	400	406,556
Brazilian Government International Bond
2.88%, 06/06/25(c)	1,000	965,670
4.25%, 01/07/25	2,200	2,214,124
6.00%, 04/07/26	1,225	1,305,360
8.75%, 02/04/25	300	339,252
8.88%, 04/15/24	529	583,122
10.13%, 05/15/27	100	123,535
		5,937,619
Canada — 0.8%
Canada Government International Bond
0.75%, 05/19/26	855	788,763
1.63%, 01/22/25	2,685	2,605,658
CDP Financial Inc.
0.88%, 06/10/25(b)	1,320	1,241,051
1.00%, 05/26/26(b)(c)	200	184,812
CPPIB Capital Inc.
0.88%, 09/09/26(b)	980	895,397
1.25%, 03/04/25(b)	960	917,808
Export Development Canada, 2.63%, 02/21/24	1,385	1,376,067
Hydro-Quebec, Series IO, 8.05%, 07/07/24(c)	655	713,229
OMERS Finance Trust, 2.50%, 05/02/24(b)	475	469,419
Ontario Teachers’ Finance Trust
0.88%, 09/21/26(b)	1,000	909,350
1.38%, 04/15/25(b)	480	458,227
Province of Alberta Canada
1.00%, 05/20/25	5,117	4,837,458
1.88%, 11/13/24	1,080	1,051,402
2.95%, 01/23/24	1,015	1,012,737
3.35%, 11/01/23	906	909,126

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Canada (continued)
Province of British Columbia Canada
0.90%, 07/20/26(c)	$4,050	$3,723,894
2.25%, 06/02/26	1,010	980,589
6.50%, 01/15/26(c)	245	270,291
Series 10, 1.75%, 09/27/24	1,135	1,103,924
Province of Manitoba Canada
2.13%, 06/22/26	860	826,718
3.05%, 05/14/24	854	852,907
Series GX, 2.60%, 04/16/24	550	545,539
Province of Ontario Canada
0.63%, 01/21/26	2,019	1,854,451
1.05%, 04/14/26	632	586,275
2.30%, 06/15/26(c)	1,050	1,017,933
2.50%, 04/27/26	1,085	1,060,544
3.05%, 01/29/24	1,582	1,580,719
3.10%, 05/19/27(c)	1,920	1,919,040
3.20%, 05/16/24	1,581	1,583,593
3.40%, 10/17/23	1,532	1,537,546
Province of Quebec Canada
0.60%, 07/23/25	2,490	2,319,360
2.50%, 04/20/26(c)	1,017	995,348
Series NN, 7.13%, 02/09/24	40	42,292
Series QO, 2.88%, 10/16/24	1,080	1,075,442
Series QW, 2.50%, 04/09/24	1,110	1,099,266
Series QX, 1.50%, 02/11/25	1,581	1,525,554
PSP Capital Inc., 1.00%, 06/29/26(b)	250	229,785
		45,101,514
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27 (Call 12/31/26)(c)	600	572,844
3.13%, 03/27/25(c)	200	196,816
3.13%, 01/21/26	200	195,338
		964,998
China — 0.1%
China Development Bank, 1.00%, 10/27/25(d)	1,000	932,740
China Development Bank/Hong Kong
0.63%, 01/12/24(d)	400	385,904
0.63%, 09/09/24(d)	200	189,752
China Government International Bond
0.40%, 10/21/23(d)	800	776,184
0.55%, 10/21/25(d)	2,200	2,041,160
0.75%, 10/26/24(d)	400	380,524
1.95%, 12/03/24(d)	750	733,185
3.25%, 10/19/23(d)	400	401,756
Export-Import Bank of China (The)
2.88%, 04/26/26(d)	800	796,920
3.38%, 03/14/27(d)	200	202,454
3.63%, 07/31/24(d)	1,000	1,007,790
		7,848,369
Colombia — 0.1%
Colombia Government International Bond
3.88%, 04/25/27 (Call 01/25/27)(c)	1,000	915,160
4.00%, 02/26/24 (Call 11/26/23)(c)	800	786,280
4.50%, 01/28/26 (Call 10/28/25)	600	575,610
8.13%, 05/21/24(c)	375	394,016
		2,671,066
Costa Rica — 0.0%
Costa Rica Government International Bond, 4.38%, 04/30/25(c)(d)	200	195,054
Security	Par (000)	Value

Croatia — 0.0%
Croatia Government International Bond, 6.00%, 01/26/24(d)	$800	$826,160

Denmark — 0.0%
Kommunekredit, 0.63%, 06/10/25(d)	1,300	1,216,774

Dominican Republic — 0.1%
Dominican Republic International Bond
5.50%, 01/27/25(d)	775	772,458
5.95%, 01/25/27(d)	800	789,824
6.88%, 01/29/26(d)	800	830,056
		2,392,338
Egypt — 0.1%
Egypt Government International Bond
3.88%, 02/16/26(d)	600	415,206
4.55%, 11/20/23(d)	200	186,234
5.25%, 10/06/25(d)	800	628,176
5.75%, 05/29/24(d)	650	554,626
5.88%, 06/11/25(d)	600	479,964
6.20%, 03/01/24(d)	200	175,212
7.50%, 01/31/27(d)	600	440,052
		2,879,470
El Salvador — 0.0%
El Salvador Government International Bond
5.88%, 01/30/25(d)	600	274,638
6.38%, 01/18/27(d)	200	77,942
		352,580
Finland — 0.0%
Finland Government International Bond, 6.95%, 02/15/26(c)	125	140,505
Finnvera Oyj, 1.63%, 10/23/24(b)	920	892,179
Kuntarahoitus Oyj, 2.50%, 11/15/23(b)	270	268,078
		1,300,762
France — 0.1%
Caisse d’Amortissement de la Dette Sociale
0.38%, 09/23/25(b)	1,720	1,583,673
3.38%, 03/20/24(b)	4,475	4,495,674
SFIL SA, 0.63%, 02/09/26(d)	1,000	917,090
		6,996,437
Gabon — 0.0%
Gabon Government International Bond, 6.95%, 06/16/25(d)	400	332,544

Georgia — 0.0%
Georgia Government International Bond, 2.75%, 04/22/26(d)	300	256,377

Germany — 0.1%
FMS Wertmanagement, 2.75%, 01/30/24	1,475	1,469,011
Land Nordrhein Westfalen, 2.25%, 04/16/25(d)	2,200	2,160,752
		3,629,763
Ghana — 0.0%
Ghana Government International Bond
0.00%, 04/07/25(d)(l)	200	106,096
6.38%, 02/11/27(d)	800	412,400
7.88%, 03/26/27(d)	200	106,472
8.13%, 01/18/26(d)	400	266,544
		891,512

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(d)	$200	$192,304
4.50%, 05/03/26(d)	400	400,484
		592,788
Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(d)	350	292,684

Hong Kong — 0.0%
Airport Authority
1.75%, 01/12/27 (Call 12/12/26)(b)	600	564,816
2.10%, (Call 03/08/26)(a)(d)(e)	400	369,300
Hong Kong Government International Bond
0.63%, 02/02/26(b)(c)	800	741,416
2.50%, 05/28/24(b)	400	395,868
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(d)	200	199,844
		2,271,244
Hungary — 0.0%
Hungary Government International Bond
5.38%, 03/25/24	600	610,884
5.75%, 11/22/23	728	743,230
		1,354,114
India — 0.0%
Export-Import Bank of India
3.38%, 08/05/26(c)(d)	800	774,056
3.88%, 03/12/24(d)	200	199,478
		973,534
Indonesia — 0.2%
Indonesia Government International Bond
3.85%, 07/18/27(d)	200	200,682
4.13%, 01/15/25(d)	800	807,544
4.35%, 01/08/27(d)	600	612,036
4.45%, 02/11/24	200	202,478
4.75%, 01/08/26(d)	1,200	1,232,196
5.38%, 10/17/23(d)	400	410,596
5.88%, 01/15/24(d)	800	825,472
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 04/06/24(d)	200	199,812
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)(d)	800	734,056
2.30%, 06/23/25(d)	1,050	1,013,334
3.90%, 08/20/24(d)	200	200,868
4.15%, 03/29/27(d)	800	808,408
4.33%, 05/28/25(d)	900	916,416
4.35%, 09/10/24(c)(d)	400	404,856
4.40%, 06/06/27(b)	800	818,448
4.55%, 03/29/26(d)	600	614,742
		10,001,944
Israel — 0.0%
Israel Government AID Bond, 5.50%, 09/18/23	380	389,903
Israel Government International Bond, 2.88%, 03/16/26(c)	600	594,900
		984,803
Italy — 0.1%
Republic of Italy Government International Bond
0.88%, 05/06/24	1,755	1,656,299
1.25%, 02/17/26	1,630	1,448,206
2.38%, 10/17/24	1,300	1,248,377
6.88%, 09/27/23	2,680	2,760,802
		7,113,684
Security	Par (000)	Value

Japan — 0.3%
Development Bank of Japan Inc.
1.75%, 08/28/24(b)	$200	$194,290
1.88%, 10/02/24(d)	500	486,775
3.13%, 09/06/23(b)	830	829,394
3.25%, 04/28/27(b)(c)	1,920	1,927,066
Japan Bank for International Cooperation
0.63%, 07/15/25	950	882,825
1.75%, 10/17/24	630	610,438
2.25%, 11/04/26	500	482,430
2.38%, 04/20/26	1,000	968,790
2.50%, 05/23/24	1,700	1,678,257
2.50%, 05/28/25	3,440	3,376,154
2.75%, 01/21/26	2,120	2,089,726
2.88%, 04/14/25	400	397,540
3.00%, 05/29/24	465	463,182
3.38%, 10/31/23	580	582,042
Japan International Cooperation Agency, 3.25%, 05/25/27	1,920	1,923,571
		16,892,480
Jersey — 0.0%
IDB Trust Services Ltd.
1.81%, 02/26/25(d)	800	771,264
1.96%, 10/02/24(d)	500	486,010
2.84%, 04/25/24(d)	500	495,310
3.39%, 09/26/23(d)	500	499,165
		2,251,749
Jordan — 0.0%
Jordan Government International Bond
4.95%, 07/07/25(d)	200	186,528
5.75%, 01/31/27(d)	400	365,800
6.13%, 01/29/26(d)	600	571,674
		1,124,002
Kazakhstan — 0.0%
Kazakhstan Government International Bond
3.88%, 10/14/24(d)	845	860,083
5.13%, 07/21/25(d)	1,000	1,047,960
		1,908,043
Kenya — 0.0%
Kenya Government International Bond, 7.00%, 05/22/27(d)	400	296,512
Republic of Kenya Government International Bond, 6.88%, 06/24/24(d)	1,100	951,148
		1,247,660
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(d)	2,000	2,018,860

Lebanon — 0.0%
Lebanon Government International Bond
6.20%, 02/26/25(d)(i)(j)	200	13,018
6.25%, 11/04/24(d)(i)(j)	200	13,042
6.25%, 06/12/25(d)(j)	200	13,038
6.60%, (d)(e)(i)(j)	400	25,980
6.65%, 04/22/24(d)(i)(j)	350	22,827
6.85%, (d)(e)(i)(j)	200	13,028
		100,933
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26 (Call 10/26/26)(d)	200	185,210
Malaysia Sovereign Sukuk Bhd, 3.04%, 04/22/25(d)	352	348,515

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia (continued)
Malaysia Sukuk Global Bhd, 3.18%, 04/27/26(d)	$600	$601,800
		1,135,525
Mexico — 0.1%
Mexico Government International Bond
3.60%, 01/30/25	800	799,056
3.90%, 04/27/25 (Call 03/27/25)	500	502,775
4.13%, 01/21/26	1,200	1,213,140
4.15%, 03/28/27	1,000	1,004,670
		3,519,641
Mongolia — 0.0%
Development Bank of Mongolia LLC, 7.25%, 10/23/23(d)	200	192,530
Mongolia Government International Bond
5.13%, 04/07/26(d)	600	534,714
8.75%, 03/09/24(d)	200	197,302
		924,546
Namibia — 0.0%
Namibia International Bonds, 5.25%, 10/29/25(d)	400	347,764

Nigeria — 0.0%
Nigeria Government International Bond, 7.63%, 11/21/25(d)	600	532,656

Norway — 0.1%
Kommunalbanken AS
0.38%, 09/11/25(b)	800	738,168
0.88%, 03/12/25(b)	640	606,912
1.50%, 01/20/27(b)	1,470	1,384,534
2.00%, 06/19/24(b)	1,050	1,029,462
2.75%, 02/05/24(b)	460	458,013
		4,217,089
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(d)	1,400	1,368,654
4.88%, 02/01/25(d)	400	397,240
5.38%, 03/08/27(d)	1,000	987,650
Oman Sovereign Sukuk Co.
4.40%, 06/01/24(d)	1,100	1,086,162
5.93%, 10/31/25(d)	400	409,952
		4,249,658
Pakistan — 0.0%
Pakistan Government International Bond
6.00%, 04/08/26(d)	800	420,368
8.25%, 04/15/24(d)	400	232,032
8.25%, 09/30/25(d)	200	110,112
		762,512
Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/14/25)(d)	200	183,120
Panama Government International Bond
3.75%, 03/16/25 (Call 12/16/24)	705	701,440
3.75%, 04/17/26(d)	700	680,337
4.00%, 09/22/24 (Call 06/22/24)	500	501,470
7.13%, 01/29/26	200	218,448
		2,284,815
Paraguay — 0.0%
Paraguay Government International Bond
4.70%, 03/27/27(c)(d)	200	202,778
5.00%, 04/15/26(d)	200	205,616
		408,394
Security	Par (000)	Value

Peru — 0.0%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	$225	$213,374
7.35%, 07/21/25	1,200	1,306,548
		1,519,922
Philippines — 0.1%
Philippine Government International Bond
3.23%, 03/29/27	200	199,808
4.20%, 01/21/24	1,650	1,671,038
10.63%, 03/16/25	400	471,140
		2,341,986
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	879	871,177
4.00%, 01/22/24	886	892,858
		1,764,035
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(d)	1,600	1,603,424
3.38%, 03/14/24(d)	1,000	1,001,090
3.40%, 04/16/25(d)	1,000	1,002,920
		3,607,434
Romania — 0.0%
Romanian Government International Bond
3.00%, 02/27/27(d)	600	549,204
4.38%, 08/22/23(c)(d)	700	702,408
4.88%, 01/22/24(c)(d)	455	458,221
		1,709,833
Saudi Arabia — 0.2%
KSA Sukuk Ltd., 3.63%, 04/20/27(d)	1,800	1,824,642
Saudi Government International Bond
2.50%, 02/03/27(d)	600	582,504
2.90%, 10/22/25(d)	1,000	989,280
3.25%, 10/26/26(d)	2,800	2,798,964
4.00%, 04/17/25(d)	2,000	2,034,320
		8,229,710
Slovenia — 0.0%
Slovenia Government International Bond, 5.25%, 02/18/24(b)	400	408,756

South Africa — 0.1%
Republic of South Africa Government International Bond
4.67%, 01/17/24(c)	800	800,136
4.88%, 04/14/26	600	589,080
5.88%, 09/16/25(c)	1,000	1,020,890
		2,410,106
South Korea — 0.3%
Export-Import Bank Korea, 1.13%, 03/24/26(d)	200	185,966
Export-Import Bank of Korea
0.38%, 02/09/24	200	191,546
0.63%, 06/29/24	200	190,322
0.63%, 02/09/26(c)	610	557,662
0.75%, 09/21/25	600	551,772
1.13%, 12/29/26	400	364,904
1.25%, 01/18/25	200	189,616
1.63%, 01/18/27	600	558,192
1.88%, 02/12/25	600	577,146
2.38%, 06/25/24	200	196,768
2.38%, 04/21/27	200	191,664
2.63%, 05/26/26	400	390,736

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Korea (continued)
2.88%, 01/21/25	$1,500	$1,479,240
3.25%, 11/10/25	200	198,550
3.63%, 11/27/23	200	201,204
4.00%, 01/14/24	200	202,342
Incheon International Airport Corp., 1.25%, 05/04/26(d)	200	184,690
Industrial Bank of Korea
0.63%, 09/17/24(d)	200	188,834
1.04%, 06/22/25(d)	200	185,928
2.13%, 10/23/24(d)	400	389,520
Korea Development Bank (The)
0.40%, 06/19/24	400	379,324
0.50%, 10/27/23	200	193,692
1.25%, 06/03/25(d)	800	752,960
1.38%, 04/25/27	200	183,126
1.75%, 02/18/25	500	479,790
Korea Electric Power Corp.
3.63%, 06/14/25(d)	200	199,402
4.00%, 06/14/27	200	202,506
Korea Expressway Corp., 1.13%, 05/17/26(d)	400	366,100
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(d)	400	368,004
3.25%, 06/15/25(d)	200	197,146
Korea International Bond
2.00%, 06/19/24	400	391,272
2.75%, 01/19/27	200	197,350
3.88%, 09/11/23(c)	400	403,708
5.63%, 11/03/25	200	213,030
Korea Land & Housing Corp., 0.63%, 11/03/23(d)	200	193,634
Korea Mine Rehabilitation & Mineral Resources Corp., 1.75%, 04/15/26(d)	600	554,274
Korea National Oil Corp.
0.88%, 10/05/25(c)(d)	1,000	910,890
1.25%, 04/07/26(d)	600	549,468
1.75%, 04/18/25(d)	200	189,136
3.38%, 03/27/27(d)	200	195,878
Korea SMEs and Startups Agency, 2.13%, 08/30/26(d)	200	188,242
Korea South-East Power Co. Ltd., 1.00%, 02/03/26(d)	200	184,428
Korea Water Resources Corp, 3.50%, 04/27/25(d)	200	199,010
Suhyup Bank, 3.63%, 01/29/24(d)	200	200,032
		15,069,004
Sri Lanka — 0.0%
Sri Lanka Government International Bond
6.13%, 06/03/25(d)(i)(j)	600	187,746
6.20%, 05/11/27(d)(i)(j)	200	60,018
6.35%, 06/28/24(d)(i)(j)	400	120,500
6.83%, 07/18/26(d)(i)(j)	400	123,752
6.85%, 03/14/24(d)(i)(j)	400	120,312
6.85%, 11/03/25(d)(i)(j)	810	251,756
		864,084
Supranational — 2.3%
Africa Finance Corp.
3.13%, 06/16/25(d)	600	554,400
3.88%, 04/13/24(d)	200	193,862
4.38%, 04/17/26(d)	400	378,592
African Development Bank
0.88%, 03/23/26	1,120	1,039,102
0.88%, 07/22/26	2,185	2,013,914
3.00%, 09/20/23	1,689	1,687,075
African Export-Import Bank (The)
4.13%, 06/20/24(d)	1,250	1,226,775
Security	Par (000)	Value

Supranational (continued)
5.25%, 10/11/23(d)	$650	$646,516
Arab Petroleum Investments Corp., 1.26%, 02/10/26(d)	1,200	1,102,704
Asian Development Bank
0.25%, 10/06/23	745	721,115
0.38%, 06/11/24	951	906,170
0.38%, 09/03/25	2,580	2,386,913
0.50%, 02/04/26(c)	1,960	1,801,867
0.63%, 10/08/24	200	190,124
0.63%, 04/29/25	3,405	3,201,483
1.00%, 04/14/26	4,970	4,635,767
1.50%, 10/18/24	2,837	2,748,571
1.50%, 01/20/27	2,165	2,045,492
2.00%, 01/22/25	149	145,789
2.00%, 04/24/26	550	532,141
2.63%, 01/30/24	2,298	2,285,476
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	565	546,683
0.50%, 10/30/24	1,720	1,624,695
0.50%, 05/28/25	1,309	1,217,710
0.50%, 01/27/26(c)	175	159,912
2.25%, 05/16/24	3,057	3,011,237
Central American Bank for Economic Integration, 2.00%, 05/06/25(b)	800	763,520
Council of Europe Development Bank
0.25%, 10/20/23	718	694,055
0.38%, 06/10/24	210	200,084
0.88%, 09/22/26	600	552,066
1.38%, 02/27/25	94	90,482
2.50%, 02/27/24	412	408,766
European Bank for Reconstruction & Development
0.50%, 05/19/25	1,985	1,856,312
0.50%, 01/28/26	265	243,418
1.50%, 02/13/25	1,035	999,872
1.63%, 09/27/24	3,991	3,880,609
European Investment Bank
0.25%, 09/15/23	1,400	1,356,698
0.38%, 12/15/25	1,655	1,520,002
0.38%, 03/26/26	2,425	2,212,812
0.63%, 07/25/25	2,510	2,347,176
0.75%, 10/26/26	1,880	1,719,918
1.63%, 03/14/25	2,042	1,977,412
1.88%, 02/10/25	1,862	1,816,064
2.25%, 06/24/24	2,231	2,201,261
2.63%, 03/15/24	2,868	2,851,394
3.13%, 12/14/23	904	905,582
3.25%, 01/29/24	2,969	2,981,173
European Stability Mechanism, 1.38%, 09/11/24(b)(c)	940	908,924
Inter-American Development Bank
0.25%, 11/15/23	795	767,485
0.50%, 09/23/24	120	113,855
0.63%, 07/15/25(c)	2,417	2,260,282
0.88%, 04/03/25	4,268	4,044,997
0.88%, 04/20/26	4,470	4,146,953
1.75%, 03/14/25	2,195	2,130,379
2.00%, 06/02/26	596	575,736
2.00%, 07/23/26	185	178,553
2.13%, 01/15/25	1,446	1,418,468
2.63%, 01/16/24	1,679	1,669,631
3.00%, 10/04/23	1,319	1,318,789
3.00%, 02/21/24	2,171	2,170,370

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Inter-American Investment Corp., 1.75%, 10/02/24(d)	$1,600	$1,556,768
International Bank for Reconstruction & Development
0.25%, 11/24/23	698	673,451
0.38%, 07/28/25	12,046	11,175,556
0.50%, 10/28/25	3,008	2,783,904
0.63%, 04/22/25	5,113	4,810,259
0.75%, 03/11/25	2,494	2,360,396
1.50%, 08/28/24	932	904,431
1.63%, 01/15/25(c)	1,449	1,405,675
1.88%, 10/27/26	220	210,914
2.13%, 03/03/25	215	210,915
2.50%, 03/19/24	3,944	3,912,251
2.50%, 11/25/24	1,472	1,456,559
2.50%, 07/29/25	2,337	2,308,746
3.00%, 09/27/23	2,095	2,093,303
3.13%, 11/20/25	600	603,648
International Finance Corp.
0.38%, 07/16/25	1,671	1,551,791
1.38%, 10/16/24	1,229	1,188,087
ISDB Trust Services No. 2 SARL, 1.26%, 03/31/26(d)	1,275	1,187,242
Nordic Investment Bank
0.38%, 09/11/25	1,205	1,113,950
2.25%, 05/21/24	1,055	1,041,222
		132,836,251
Sweden — 0.1%
Kommuninvest I Sverige AB, 0.38%, 02/16/24(b)	800	768,176
Svensk Exportkredit AB
0.25%, 09/29/23	200	193,528
0.50%, 11/10/23	395	382,487
0.50%, 08/26/25	1,625	1,503,596
0.63%, 10/07/24	200	189,774
0.63%, 05/14/25	1,225	1,146,514
1.75%, 12/12/23	405	397,815
		4,581,890
Thailand — 0.0%
Export Import Bank of Thailand, 1.46%, 10/15/25(d)	200	185,330

Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond
4.38%, 01/16/24(c)(d)	200	199,552
4.50%, 08/04/26(c)(d)	600	583,164
		782,716
Tunisia — 0.0%
Tunisian Republic, 5.75%, 01/30/25(d)	628	339,258

Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
4.49%, 11/25/24(d)	400	372,400
5.13%, 06/22/26(d)	1,900	1,724,117
7.25%, 02/24/27(d)	800	769,960
Istanbul Metropolitan Municipality, 6.38%, 12/09/25(d)	400	318,176
Turkey Government International Bond
4.25%, 03/13/25(c)	1,000	867,530
4.25%, 04/14/26	1,200	987,648
4.75%, 01/26/26	800	674,880
4.88%, 10/09/26	1,400	1,147,664
5.60%, 11/14/24(c)	1,400	1,276,800
5.75%, 03/22/24(c)	1,200	1,127,928
6.00%, 03/25/27	1,200	1,010,388
6.35%, 08/10/24	1,100	1,030,403
Security	Par (000)	Value

Turkey (continued)
6.38%, 10/14/25	$1,200	$1,081,872
7.25%, 12/23/23	600	595,668
7.38%, 02/05/25	1,544	1,455,668
Turkiye Ihracat Kredi Bankasi AS
5.38%, 10/24/23(d)	200	184,394
5.75%, 07/06/26(d)	200	161,754
6.13%, 05/03/24(d)	200	183,040
8.25%, 01/24/24(d)	400	382,532
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(d)	200	160,240
		15,513,062
Ukraine — 0.0%
Ukraine Government International Bond
7.75%, 09/01/23(d)	430	94,600
7.75%, 09/01/24(d)	700	133,000
7.75%, 09/01/25(d)	1,000	180,000
7.75%, 09/01/26(d)	400	72,000
8.99%, 02/01/24(d)	600	114,000
		593,600
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
0.75%, 09/02/23(d)	800	776,120
2.13%, 09/30/24(d)	1,600	1,562,656
2.50%, 04/16/25(d)	1,400	1,379,070
3.13%, 05/03/26(d)	1,200	1,199,484
RAK Capital, 3.09%, 03/31/25(d)	500	493,080
Sharjah Sukuk Ltd., 3.76%, 09/17/24(d)	200	196,350
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(d)	200	183,076
3.85%, 04/03/26(d)	800	776,576
		6,566,412
Uruguay — 0.0%
Uruguay Government International Bond, 4.50%, 08/14/24(c)	500	507,470

Vietnam — 0.0%
Vietnam Government International Bond, 4.80%, 11/19/24(d)	454	453,115

Zambia — 0.0%
Zambia Government International Bond
8.50%, 04/14/24(d)(i)(j)	400	231,512
8.97%, 07/30/27(d)(i)(j)	400	228,768
		460,280

Total Foreign Government Obligations — 6.2%
(Cost: $382,474,426)		357,547,769

Municipal Debt Obligations

California — 0.0%
University of California RB, Series BG, 0.88%, 05/15/25 (Call 04/15/25)	70	65,363

Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.26%, 07/01/25	650	611,615

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 0.0%
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	$500	$490,578

Total Municipal Debt Obligations — 0.0%
(Cost: $1,224,222)		1,167,556

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 7.4%
Federal Home Loan Mortgage Corp.
1.50%, 02/01/36	2,390	2,226,975
1.50%, 03/01/36	2,601	2,419,721
1.50%, 02/01/37	4,114	3,827,892
1.50%, 03/01/37	8,616	8,006,926
2.00%, 11/01/35	3,825	3,651,094
2.00%, 03/01/36	1,606	1,532,550
2.00%, 05/01/36	13,900	13,237,078
2.00%, 08/01/36	496	472,312
2.00%, 10/01/36	1,873	1,783,067
2.00%, 11/01/36	5,617	5,347,516
2.00%, 12/01/36	2,002	1,906,242
2.00%, 01/01/37	6,177	5,882,768
2.00%, 02/01/37	5,277	5,023,842
2.00%, 04/01/37	1,533	1,458,987
2.00%, 06/01/37	2,340	2,227,024
2.04%, 02/01/45, (12 mo. LIBOR US + 1.622%)(a)	11	11,125
2.50%, 01/01/30	338	335,857
2.50%, 08/01/31	302	299,365
2.50%, 10/01/31	677	671,630
2.50%, 12/01/31	374	371,231
2.50%, 02/01/32	448	444,572
2.50%, 01/01/33	1,201	1,190,911
2.50%, 07/01/36	427	416,288
2.50%, 03/01/37	9,525	9,279,376
2.50%, 04/01/37	634	617,733
3.00%, 05/01/29	12,382	12,469,198
3.00%, 05/01/30	305	306,473
3.00%, 06/01/30	28	28,101
3.00%, 07/01/30	231	231,854
3.00%, 12/01/30	338	339,405
3.00%, 05/01/31	122	122,270
3.00%, 06/01/31	83	82,849
3.50%, 05/01/32	67	68,389
3.50%, 09/01/32	55	55,617
3.50%, 07/01/33	126	127,798
3.50%, 06/01/34	579	586,925
4.00%, 05/01/33	120	122,329
Federal National Mortgage Association
1.50%, 11/01/36	1,316	1,224,567
1.88%, 12/01/44, (12 mo. LIBOR US + 1.576%)(a)	11	11,741
2.00%, 01/01/37	3,035	2,889,099
2.00%, 04/01/37	1,871	1,781,064
2.00%, 05/01/37	1,855	1,765,691
2.00%, 06/01/37	1,614	1,536,381
2.41%, 04/01/44, (12 mo. LIBOR US + 1.590%)(a)	41	41,579
2.50%, 10/01/35	718	700,599
2.50%, 07/01/36	242	235,796
2.50%, 08/01/36	3,308	3,224,867
2.50%, 03/01/37	1,137	1,108,283
2.50%, 05/01/37	565	549,887
4.50%, 08/15/37	112	115,049

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.00%, 08/15/37	$178	$183,138
Series 2014-M13, Class A2, 3.02%, 08/25/24(a)	61	60,842
Series 2016-M3, Class A2, 2.70%, 02/25/26	6,571	6,444,861
Series 2019-M25, Class A1, 2.14%, 11/25/29	952	920,040
Freddie Mac Multifamily Structured Pass
Through Certificates
Series K027, Class A2, 2.64%, 01/25/23 (Call 01/25/23)	2,322	2,310,488
Series K036, Class A2, 3.53%, 10/25/23 (Call 10/25/23)(a)	500	497,703
Series K037, Class A2, 3.49%, 01/25/24 (Call 01/25/24)	5,000	4,973,538
Series K042, Class A2, 2.67%, 12/25/24 (Call 12/25/24)	5,000	4,901,878
Series K048, Class A2, 3.28%, 06/25/25 (Call 06/25/25)(a)	1,347	1,343,282
Series K049, Class A2, 3.01%, 07/25/25 (Call 07/25/25)	1,129	1,117,524
Series K051, Class A2, 3.31%, 09/25/25 (Call 09/25/25)	1,622	1,621,233
Series K053, Class A2, 3.00%, 12/25/25 (Call 12/25/25)	1,000	990,149
Series K067, Class A1, 2.90%, 03/25/27 (Call 03/25/27)	3,282	3,244,475
Series K-1512, Class A2, 2.99%, 05/25/31 (Call 05/25/31)	460	452,926
Series K-1512, Class A3, 3.06%, 04/25/34 (Call 04/25/34)	450	428,780
Series K722, Class A2, 2.41%, 03/25/23 (Call 03/25/23)	1,512	1,502,768
Series K724, Class A2, 3.06%, 11/25/23 (Call 11/25/23)(a)	1,500	1,486,479
Series K729, Class A1, 2.95%, 02/25/24 (Call 02/25/24)	637	635,065
Uniform Mortgage-Backed Securities
1.50%, 10/01/36	2,573	2,394,112
1.50%, 11/01/36	862	801,895
1.50%, 02/01/37	11,704	10,888,488
1.50%, 03/01/37	12,679	11,782,299
1.50%, 04/01/37	3,552	3,301,379
1.50%, 08/16/37(m)	30,891	28,651,202
2.00%, 10/01/35	11,265	10,752,460
2.00%, 12/01/35	7,184	6,856,734
2.00%, 02/01/36	22,923	21,874,700
2.00%, 03/01/36	6,307	6,011,422
2.00%, 04/01/36	13,573	12,921,375
2.00%, 06/01/36	15,501	14,757,061
2.00%, 07/01/36	8,092	7,703,326
2.00%, 08/01/36	367	349,041
2.00%, 11/01/36	7,289	6,939,654
2.00%, 12/01/36	9,712	9,247,894
2.00%, 01/01/37	11,060	10,529,870
2.00%, 08/16/37(m)	3,831	3,643,846
2.50%, 07/01/28	444	440,672
2.50%, 12/01/29	109	108,217
2.50%, 03/01/30	56	55,279
2.50%, 07/01/30	69	68,668
2.50%, 08/01/30	198	196,266
2.50%, 12/01/30	34	33,295
2.50%, 01/01/31	28	27,544

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 05/01/31	$580	$574,664
2.50%, 08/01/31	831	823,385
2.50%, 09/01/31	599	593,328
2.50%, 10/01/31	3,059	3,033,357
2.50%, 12/01/31	945	937,150
2.50%, 01/01/32	4,220	4,182,248
2.50%, 02/01/32	775	768,440
2.50%, 03/01/32	718	711,760
2.50%, 04/01/32	5,226	5,179,765
2.50%, 07/01/32	5,907	5,854,613
2.50%, 10/01/32	108	107,393
2.50%, 01/01/33	889	881,106
2.50%, 07/01/35	7,511	7,332,540
2.50%, 10/01/35	15,040	14,682,357
2.50%, 03/01/36	1,690	1,647,327
2.50%, 05/01/36	11,022	10,745,353
2.50%, 06/01/36	544	530,398
2.50%, 04/01/37	2,232	2,173,588
2.50%, 08/16/37(m)	7,565	7,361,100
3.00%, 10/01/27	36	35,780
3.00%, 10/01/28	168	169,095
3.00%, 11/01/28	170	171,109
3.00%, 03/01/30	5,560	5,587,078
3.00%, 04/01/30	78	78,064
3.00%, 07/01/30	50	49,939
3.00%, 08/01/30	176	176,919
3.00%, 09/01/30	277	278,537
3.00%, 10/01/30	143	143,855
3.00%, 11/01/30	29	29,512
3.00%, 12/01/30	119	119,008
3.00%, 01/01/31	1,710	1,713,966
3.00%, 02/01/31	874	875,716
3.00%, 03/01/31	187	187,653
3.00%, 04/01/31	87	86,696
3.00%, 06/01/31	528	530,116
3.00%, 07/01/31	600	603,019
3.00%, 09/01/31	171	171,531
3.00%, 10/01/31	32	32,301
3.00%, 01/01/32	586	588,791
3.00%, 02/01/32	1,905	1,913,938
3.00%, 03/01/32	172	172,434
3.00%, 06/01/32	547	548,447
3.00%, 08/01/32	344	345,720
3.00%, 11/01/32	563	565,769
3.00%, 12/01/32	909	913,028
3.00%, 02/01/33	624	626,503
3.00%, 10/01/33	648	647,019
3.00%, 07/01/34	300	299,052
3.00%, 09/01/34	3,277	3,265,760
3.00%, 11/01/34	457	455,425
3.00%, 12/01/34	3,820	3,806,496
3.00%, 08/16/37(m)	8,020	7,962,513
3.50%, 01/01/27	6	6,467
3.50%, 12/01/29	13	13,680
3.50%, 07/01/30	149	150,901
3.50%, 10/01/30	67	67,107
3.50%, 11/01/30	8	8,039
3.50%, 03/01/31	88	88,966
3.50%, 06/01/31	156	158,112
3.50%, 01/01/32	83	84,497
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 05/01/32	$132	$133,540
3.50%, 06/01/32	158	160,607
3.50%, 07/01/32	42	42,525
3.50%, 08/01/32	42	41,952
3.50%, 09/01/32	266	269,501
3.50%, 10/01/32	40	40,362
3.50%, 11/01/32	28	27,916
3.50%, 03/01/33	432	437,924
3.50%, 04/01/33	560	564,159
3.50%, 05/01/33	340	344,955
3.50%, 06/01/33	604	612,599
3.50%, 02/01/34	4,532	4,592,649
3.50%, 07/01/34	969	982,576
3.50%, 08/01/34	596	603,653
3.50%, 01/01/35	469	474,931
3.50%, 08/16/37(m)	5,499	5,539,276
4.00%, 07/01/29	69	69,809
4.00%, 07/01/32	229	232,767
4.00%, 05/01/33	259	265,200
4.00%, 06/01/33	126	128,455
4.00%, 07/01/33	80	81,374
4.00%, 12/01/33	632	643,356
4.00%, 08/16/37(m)	3,179	3,231,776
		427,190,053
U.S. Government Agency Obligations — 1.1%
Federal Farm Credit Banks Funding Corp., 1.85%, 07/26/24	35	34,225
Federal Home Loan Banks
1.50%, 08/15/24	260	252,564
2.13%, 06/09/23	300	297,678
3.00%, 12/09/22	3,724	3,723,292
3.38%, 09/08/23	1,105	1,108,525
Federal Home Loan Mortgage Corp.
0.25%, 08/24/23	10,000	9,712,800
0.25%, 12/04/23	2,470	2,382,216
2.75%, 06/19/23	4,195	4,181,115
Federal National Mortgage Association
0.25%, 07/10/23	15,000	14,608,050
0.50%, 06/17/25	13,000	12,148,240
0.63%, 04/22/25	200	188,210
1.75%, 07/02/24(c)	6,850	6,696,218
2.00%, 10/05/22	1,800	1,797,318
2.38%, 01/19/23	2,610	2,602,222
2.50%, 02/05/24	705	700,495
2.63%, 09/06/24	2,550	2,533,782
2.88%, 09/12/23	800	799,424
		63,766,374
U.S. Government Obligations — 47.6%
U.S. Treasury Note/Bond
0.13%, 08/15/23	11,200	10,874,937
0.13%, 08/31/23	10,000	9,696,875
0.13%, 09/15/23	65,000	62,966,211
0.13%, 10/15/23	5,000	4,832,422
0.13%, 12/15/23	21,800	20,968,023
0.13%, 01/15/24	19,100	18,330,031
0.25%, 09/30/23	39,450	38,231,057
0.25%, 11/15/23	4,250	4,105,732
0.25%, 03/15/24	10,000	9,573,438
0.25%, 05/15/24	4,000	3,813,906
0.25%, 06/15/24	20,000	19,031,250

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
0.25%, 05/31/25	$20,000	$18,593,750
0.25%, 07/31/25	16,460	15,242,217
0.25%, 08/31/25	6,000	5,542,969
0.25%, 09/30/25	22,400	20,660,500
0.25%, 10/31/25	5,700	5,247,117
0.38%, 04/15/24	21,500	20,582,891
0.38%, 07/15/24	35,000	33,333,398
0.38%, 08/15/24	25,500	24,228,984
0.38%, 09/15/24	249,800	236,861,142
0.38%, 04/30/25	13,100	12,245,430
0.38%, 12/31/25	22,200	20,446,547
0.38%, 01/31/26	3,050	2,803,855
0.50%, 03/31/25	18,800	17,666,125
0.50%, 02/28/26	43,000	39,647,344
0.50%, 04/30/27	15,000	13,522,266
0.50%, 05/31/27	15,000	13,496,484
0.50%, 06/30/27	9,570	8,595,056
0.63%, 10/15/24	32,900	31,316,687
0.63%, 07/31/26	29,850	27,438,680
0.75%, 11/15/24	67,920	64,715,025
0.75%, 03/31/26	20,000	18,584,375
0.75%, 04/30/26	21,620	20,060,995
0.75%, 05/31/26	54,100	50,118,578
0.75%, 08/31/26	47,500	43,833,594
0.88%, 01/31/24	5,620	5,448,107
0.88%, 06/30/26	48,800	45,368,750
0.88%, 09/30/26	266,450	246,799,312
1.00%, 12/15/24	54,200	51,883,797
1.13%, 01/15/25	40,000	38,353,125
1.13%, 02/28/25	18,000	17,226,562
1.13%, 10/31/26	22,800	21,319,781
1.13%, 02/28/27	5,400	5,025,797
1.25%, 07/31/23	30,500	29,986,504
1.25%, 08/31/24	3,200	3,093,250
1.25%, 11/30/26	62,780	58,993,581
1.25%, 12/31/26	16,950	15,907,840
1.38%, 08/31/23	30,000	29,493,750
1.38%, 09/30/23	36,300	35,622,211
1.38%, 01/31/25	9,000	8,674,453
1.38%, 08/31/26	5,000	4,733,203
1.50%, 02/29/24	2,000	1,955,391
1.50%, 09/30/24	11,500	11,166,680
1.50%, 10/31/24	15,000	14,551,172
1.50%, 11/30/24	19,230	18,630,565
1.50%, 02/15/25	47,300	45,707,321
1.50%, 08/15/26	43,700	41,573,039
1.50%, 01/31/27	35,700	33,850,852
1.63%, 02/15/26	35,000	33,613,672
1.63%, 05/15/26	9,410	9,021,838
1.63%, 10/31/26	30,000	28,652,344
1.75%, 06/30/24	16,500	16,150,664
1.75%, 12/31/24	15,000	14,607,422
1.75%, 03/15/25	23,900	23,233,414
1.88%, 08/31/24	17,260	16,899,967
1.88%, 02/28/27	26,000	25,065,625
2.00%, 04/30/24	10,000	9,839,453
2.00%, 05/31/24	4,390	4,318,663
2.00%, 06/30/24	14,000	13,761,016
2.00%, 02/15/25	27,500	26,924,219
2.00%, 08/15/25	11,600	11,316,344
Security	Par (000)	Value

U.S. Government Obligations (continued)
2.00%, 11/15/26	$35,000	$33,922,656
2.13%, 11/30/23	700	692,480
2.13%, 02/29/24	22,650	22,352,719
2.13%, 03/31/24	23,000	22,687,344
2.13%, 07/31/24	13,900	13,687,156
2.13%, 09/30/24	13,000	12,792,813
2.13%, 11/30/24	7,800	7,664,109
2.13%, 05/15/25	9,000	8,824,219
2.25%, 12/31/23	18,350	18,164,350
2.25%, 01/31/24	21,000	20,779,336
2.25%, 03/31/24	22,000	21,746,484
2.25%, 04/30/24	17,600	17,394,437
2.25%, 10/31/24	7,200	7,099,875
2.25%, 11/15/24	19,600	19,324,375
2.25%, 12/31/24	4,000	3,941,250
2.25%, 11/15/25	10,000	9,820,313
2.25%, 03/31/26	4,000	3,925,313
2.25%, 02/15/27	32,100	31,407,844
2.38%, 02/29/24	9,000	8,920,547
2.38%, 08/15/24	23,400	23,147,719
2.38%, 05/15/27	38,450	37,819,180
2.50%, 08/15/23	12,000	11,940,938
2.50%, 01/31/24	16,500	16,385,274
2.50%, 04/30/24	2,000	1,984,766
2.50%, 05/15/24	20,700	20,541,516
2.50%, 05/31/24	2,000	1,984,844
2.50%, 01/31/25	19,300	19,122,078
2.50%, 02/28/26	4,000	3,959,063
2.50%, 03/31/27	31,000	30,704,531
2.63%, 12/31/23	2,000	1,991,016
2.63%, 03/31/25	5,250	5,217,598
2.63%, 04/15/25	7,000	6,956,250
2.63%, 01/31/26	13,000	12,926,875
2.75%, 07/31/23	16,500	16,465,195
2.75%, 08/31/23	12,000	11,970,938
2.75%, 02/15/24	1,650	1,644,650
2.75%, 02/28/25	12,450	12,411,094
2.75%, 05/15/25	22,390	22,328,777
2.75%, 06/30/25	14,000	13,969,375
2.75%, 08/31/25	10,000	9,972,656
2.75%, 04/30/27	22,800	22,833,844
2.88%, 09/30/23	14,200	14,180,031
2.88%, 10/31/23	4,800	4,796,437
2.88%, 11/30/23	9,900	9,886,465
2.88%, 04/30/25	18,100	18,100,000
2.88%, 05/31/25	15,000	15,004,687
2.88%, 06/15/25	21,000	21,019,687
2.88%, 07/31/25	6,000	6,006,563
2.88%, 11/30/25	4,900	4,907,273
3.00%, 06/30/24	2,000	2,003,047
3.00%, 07/15/25	30,000	30,152,344
3.00%, 10/31/25	8,000	8,040,625
3.25%, 06/30/27	22,000	22,550,000
7.50%, 11/15/24	500	550,391
		2,734,600,922

Total U.S. Government & Agency Obligations — 56.1%
(Cost: $3,351,372,906)		3,225,557,349

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)		Value

Common Stocks

Diversified Financial Services — 0.0%
HoldCo.(h)	16		$—

Energy Equipment & Services — 0.0%
Patterson-UTI Energy Inc.	1		5,065

Health Care Technology — 0.0%
Quincy Health LLC(h)(i)	1		4,127

Metals & Mining — 0.0%
Foresight Energy LLC(h)	0	(n)	—

Total Common Stocks — 0.0%
(Cost $250,019)			9,192

Preferred Stocks

Diversified Financial Services — 0.0%
HoldCo. Preference Shares(h)	0	(n)	—

Total Preferred Stocks — 0.0%
(Cost $97)			—

Warrants

Advertising — 0.0%
Affinion Group Inc. (Expires 12/12/23)(h)	0	(n)	—

Total Warrants — 0.0%
(Cost $0)			—

Total Long-Term Investments — 99.2%
(Cost: $5,974,119,762)			5,702,405,668

Short-Term Securities

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(o)(p)	80,687		80,678,816
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(o)(p)(q)	173,328		173,328,371

Total Short-Term Securities — 4.4%
(Cost: $253,992,101)			254,007,187

Total Investments Before TBA Sales Commitments — 103.6%
(Cost: $6,228,111,863)			5,956,412,855
Security	Par (000)	Value

TBA Sales Commitments(m)

Mortgage-Backed Securities — (0.2)%
Uniform Mortgage-Backed Securities
1.50%, 08/16/37(m)	(1,850)	$(1,715,875)
2.00%, 08/16/37(m)	(3,340)	(3,176,653)
2.50%, 08/16/37(m)	(4,308)	(4,191,886)
3.00%, 08/16/37(m)	(1,000)	(992,832)
3.50%, 08/16/37(m)	(1,000)	(1,007,324)
4.00%, 08/16/37(m)	(1,000)	(1,016,602)

Total TBA Sales Commitments — (0.2)%
(Proceeds: $(11,918,691))		(12,101,172)

Total Investments, Net of TBA Sales Commitments — 103.4%
(Cost: $6,216,193,172)		5,944,311,683

Liabilities in Excess of Other Assets — (3.4)%		(194,503,836)

Net Assets — 100.0%		$5,749,807,847

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Perpetual security with no stated maturity date.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(i)	Non-income producing security.

(j)	Issuer filed for bankruptcy and/or is in default.

(k)	U.S. dollar denominated security issued by foreign domiciled entity.

(l)	Zero-coupon bond.

(m)	Represents or includes a TBA transaction.

(n)	Rounds to less than 1,000.

(o)	Affiliate of the Fund.

(p)	Annualized 7-day yield as of period end.

(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$209,694,244	$—	$(128,908,858	)(a)	$(80,906)	$(25,664)	$80,678,816	80,687	$386,924		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	436,729,815	—	(263,401,444	)(a)	—	—	173,328,371	173,328	326,920	(b)	—
					$(80,906)	$(25,664)	$254,007,187		$713,844		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 1-5 Year USD Bond ETF
July 31, 2022

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$32,433,530	$—	$32,433,530
Collaterized Mortgage Obligations	—	70,695,635	—	70,695,635
Corporate Bonds & Notes	—	2,014,994,637	—	2,014,994,637
Foreign Government Obligations	—	357,547,769	—	357,547,769
Municipal Debt Obligations	—	1,167,556	—	1,167,556
U.S. Government & Agency Obligations	—	3,225,557,349	—	3,225,557,349
Common Stocks	5,065	—	4,127	9,192
Preferred Stocks	—	—	—	—
Warrants	—	—	—	—
Money Market Funds	254,007,187	—	—	254,007,187
	254,012,252	5,702,396,476	4,127	5,956,412,855
Liabilities
TBA Sales Commitments	—	(12,101,172)	—	(12,101,172)
	$254,012,252	$5,690,295,304	$4,127	$5,944,311,683

Portfolio Abbreviations - Fixed Income

CMT	Constant Maturity Treasury	RB	Revenue Bond
JSC	Joint Stock Company	REIT	Real Estate Investment Trust
LIBOR	London Interbank Offered Rate	SOFR	Secured Overnight Financing Rate
PIK	Payment-in-kind	TBA	To-Be-Announced
PJSC	Public Joint Stock Company